UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 334-5888

Date of fiscal year end:	March 31, 2010

Date of reporting period:	September 30, 2009

Item 1:  Reports to Stockholders

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 334-5888

Date of fiscal year end:	March 31, 2010

Date of reporting period:	September 30, 2009

Item 1:  Reports to Stockholders

Sit Mutual Funds

Bond Funds
Semi-Annual Report
September 30, 2009

U.S. Government Securities Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Sit Mutual Funds
BOND FUNDS SEMI-ANNUAL REPORT
TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Sit Mutual Funds
Six Months Ended September 30, 2009

Chairman’s Letter

Dear Fellow Shareholders:

          U.S. fixed-income markets were up strongly in the third quarter on better-than-expected second quarter earnings, signs that the economic downturn has run its course and a continued accommodative Federal Reserve. On September 15th, Federal Reserve Chairman Ben Bernanke said, “The recession is very likely over at this point.” The bond market was up broadly in the third quarter, driven by easing credit market conditions and strong investor demand. Solid interest from overseas investors, along with purchases of Treasury and mortgage-backed securities by the Federal Reserve, buoyed bond prices and kept yields and mortgage rates low.
          Third quarter 2009 real GDP growth is expected to be 3.0% after declining 6.4% and 0.7% in the first and second quarters, respectively. The moderation in the negative impact of housing, strong government spending and net exports, and a big improvement (less negative) in business spending were favorable for GDP. Despite only 0.2% growth in August personal income, nominal personal consumption expenditures surged 1.3%, driven by an incentive-driven increase in auto sales (“Cash for Clunkers”) and a price-induced jump in gasoline sales. Nonetheless, the current level of personal income is too weak to sustain consumer spending, and government incentives are not sustainable. Government incentives to buy motor vehicles and first-time homes (i.e., $8,000 tax credit for first-time home buyers) have also provided a boost to economic activity, but the consumer sector needs to see more certain gains in personal income and an improving labor market before it can sustain moderate spending.
          The rate of decline in the jobs market is decelerating, but companies have not yet begun to hire again. Monthly employment reports were disappointing throughout the period as the unemployment rate climbed to 9.8% in September; its highest level since 1983. Since the recession began in December 2007, the economy has lost 7.2 million jobs. With excess capacity close to a record, companies have little reason to hire new workers or ramp up production until they see stronger gains in demand. While August industrial production increased 0.8%, after jumping a revised 1.0% in July, and the Institute of Supply Management’s (ISM) Manufacturing Index indicated an expansion of activity for two consecutive months, the manufacturing recovery may likely be uneven as stimulus programs such as “Cash for Clunkers” expire.

          Inflation, as measured by the headline Consumer Price Index (CPI), increased 0.4% in August due to higher energy and food prices. However, year-over-year, CPI was down 1.5% in August, which marked the sixth consecutive monthly decrease. We believe that inflation is unlikely to be a concern in the near term, even if energy prices move sustainably higher. Nonetheless, as the stimulative policy measures instituted by the government since the onset of the financial crisis continue to buoy the economy, we believe that inflation risk will be an increasing concern.
          Health care reform remains a top priority for President Obama and the Democratic-led Congress. On October 7th, the nonpartisan Congressional Budget Office (CBO) released its much-anticipated budget estimates of the Senate Finance Committee’s (SFC) latest health reform bill, which was passed on October 13th. The CBO analyzed the SFC’s health reform bill, which is likely to include tax hikes and reduced Medicare spending, and found the gross total cost over 10 years (2010-2019) to be $829 billion. Health care reform is likely to reduce economic growth due to an increase in costs and taxes.
          Year-to-date, with only September remaining to be reported in the federal fiscal year, the deficit is at a record $1.38 trillion. Receipts are down 16.2%, while outlays are up 18.6%. Receipts from individual income taxes have fallen 19.8% and corporate tax receipts have plunged 56.4%. Outlays have surged due to spending on economic stimulus and financial rescue programs. Both the Office of Management and Budget (OMB) and CBO recently revised their budget forecasts of the deficit for full fiscal year 2009 to approximately $1.6 trillion, which would be 3-1/2 times that of fiscal 2008 ($454.8 billion).
          The Federal Reserve’s U.S. trade-weighted major currencies dollar index was down 0.7% from August and is off 11.0% from its recent peak in March 2009. The U.S. dollar has fallen, as the rebounding global financial markets have encouraged investors to abandon the greenback as a safe haven and invest elsewhere. In addition to higher interest rates and expected returns on global assets, foreign investors are also concerned about the framework of U.S. monetary and fiscal policy. Also, in late September, world leaders at the Group of 20 meeting agreed on a strategy to reduce the world’s reliance on U.S. consumers. That would imply a weaker U.S. dollar resulting in lower U.S. imports and increased exports.

Strategy Summary:
          We believe that improvements in business spending and inventory rebuilding will result in a moderate rebound in economic growth in the final two quarters of 2009. High levels of productivity resulting from widespread layoffs, coupled with a drawdown in inventories, resulted in strong corporate profits during the second quarter of 2009. This high level of corporate profits should result in business spending increasing from the anemic levels seen earlier this year. Growth may temporarily slow in the first half of 2010, as there is a lack of follow through, particularly in consumer spending. After softening in the first part of 2010, real GDP growth should improve in the latter half of the year.
          The Federal Reserve began to map out its “exit strategy” with the decision to extend and slowly phase out its purchase of agency mortgage-backed securities. This will enable the Fed to keep interest rates low for home buyers through the beginning of next year. Policymakers also warned that the economic recovery would be slow, so they reaffirmed their intent to keep the federal funds rate target low “for an extended period.” In short, the Fed will pursue a gradual exit strategy and will be slow to drain the $1 - $2 trillion it has pumped into the financial system.
          While the flight to quality of 2008 left a large number of fixed-income securities priced at a fraction of their expected recovery values, significant efforts to provide liquidity as well as improved accounting standards for pricing bonds have finally begun to facilitate the return of fundamental analysis. The defeat of the Bankruptcy Cramdown Bill, coupled with programs such as the TALF (Term Asset-Backed Securities Loan Facility) and the PPIP (Public-Private Investment Program), has restarted consumer lending for auto loans and credit cards and increased demand for non-government mortgage securities. However, it is our belief that we still have not fully returned to a rational or healthy financial system. In fact, if one excludes the current cycle of extremely wide yield spreads, investment-grade corporate bond yields are still at or near their previous record wide levels, despite dramatic improvement. We are focusing on adding to se-

curities that will outperform in an improving economic environment, while minimizing the negative impact of the accompanying rise in interest rates.
          With regard to municipals, strong demand contributed to yields on high grade tax-exempt bonds declining to long-term historic lows as cash flows into municipal bond mutual funds reached record levels in 2009. The effective supply of high grade bonds has shrunk considerably over the past year. Longer-maturity and lower-rated bonds benefited from investors seeking higher yields, as evidenced by their strong price rebound during the third quarter. The tax-exempt yield curve flattened as longer-term yields declined more than shorter-term yields, and credit spreads narrowed substantially. The shift of long-maturity municipal issuance toward taxable Build America Bonds, which were authorized under the American Recovery and Reinvestment Act of 2009, has also reduced the available supply of tax-exempt bonds in the marketplace. With the decline in high-grade municipal yields, relative valuation comparisons to comparable maturity Treasury securities have returned to their normal valuation range.
          Going forward, we expect the municipal bond market rally to continue through year-end with continued narrowing of yield spreads and the strongest relative performance in longer-duration bonds. Longer-maturity and lower-rated bonds with stable credit outlooks continue to offer attractive yields. We look to demand and supply imbalances to provide opportunities to upgrade credit quality in portfolios. Our strategy remains focused on finding opportunities to increase portfolio yields in sectors and securities with stable longer term credit outlooks, while employing diversification as a key tenet to managing risk. Thank you for continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit
Chairman and President
Sit Mutual Funds

Sit Mutual Funds
Six Months Ended September 30, 2009

Performance Summary - Bond Funds

          Treasury yields rose during the 6-month period as economic data indicating that the second quarter of 2009 would mark the end of the recession led investors to reverse the “flight-to-quality” trade. Yields on non-government securities declined as investors seeking higher yielding assets drove bond prices higher. The government’s programs aimed at thawing the credit markets, including the Term Asset-Backed Lending Facility (TALF), the Public-Private Investment Plan (PPIP), and the Federal Reserve’s mortgage and Treasury bond purchase programs, have proven successful in lowering bond yields and keeping consumer borrowing rates low.
          The Federal Reserve, which reduced its target federal funds rate to the zero to 0.25% range in December 2008, indicated at its September 23rd meeting that it intends to keep the fed funds rate in the current range for an extended period. The Treasury yield curve steepened during the reporting period, as short maturity Treasury yields were relatively unchanged while longer maturity Treasury yields rose due to increasing concerns regarding future inflation and the fiscal deficit. The 10-year Treasury yield increased from 2.66% at the beginning of the period to 3.95% in mid-June before finishing the period at 3.31%. Similarly, the 30-year Treasury yield increased from 3.53% at the beginning of the period to 4.76% in mid-June before ending the period at 4.05%.
          The Treasury sector underperformed during the period, as it was the only sector to post a negative return. Significant narrowing in the yield differential between corporate and asset-backed sectors led to strong outperformance by these sectors. We expect the high levels of income produced by high coupon agency mortgage pass-through securities to continue to provide an attractive alternative relative to other short term fixed-income investments.
          In the municipal market, strong investor demand and limited supply resulted in a flattening of the yield curve and a substantial narrowing of credit spreads as investors reached for yield. New supply of tax-exempt municipals has been limited due to the success of the taxable Build America Bonds program. Revenue bonds outperformed general obligation bonds during the period with the industrial revenue and hospital sectors performing the best. The Bond Buyer 40-Bond Index yield declined 0.62% during the period to 4.97%. Relative yield ratios of municipals to Treasuries have normalized due to the combination of lower municipal yields and higher Treasury yields.

SIT FIXED-INCOME FUNDS	Three Month*	Six Month*
U.S. Government Securities SNGVX	2.51%	4.33%
Barclays Capital Intermediate Government Bond Index	1.63	0.17
Tax-Free Income(1) SNTIX	9.71	15.88
Barclays Capital 5-Year Municipal Bond Index	3.75	4.53
Minnesota Tax-Free Income SMTFX	8.51	12.87
Barclays Capital 5-Year Municipal Bond Index	3.75	4.53

*3- and 6-month returns not annualized.

	1999	2000
U.S. Government Securities SNGVX	1.37%	9.15%
Barclays Capital Intermediate Government Bond Index	0.49	10.47
Tax-Free Income SNTIX	-4.01	8.32
Barclays Capital 5-Year Municipal Bond Index	0.74	7.72
Minnesota Tax-Free Income SMTFX	-3.82	8.09
Barclays Capital 5-Year Municipal Bond Index	0.74	7.72

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual returns include reinvestment of all dividends and capital gains. For any returns less than one year, the returns are cumulative. Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. This and other information is contained in the Funds’ prospectus, which may be obtained by calling or visiting www.sitfunds.com. Please read the prospectus carefully before you invest or send money.

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED SEPTEMBER 30, 2009
One Year	Three Year	Five Year	Ten Year	Since Inception	Inception Date
7.81%	6.64%	5.14%	5.35%	6.63%	6/2/87
6.26	6.55	4.88	5.69	6.78
9.12	1.75	2.36	3.58	5.31	9/29/88
11.01	6.13	4.55	5.18	5.89
11.89	3.42	3.97	4.51	4.88	12/1/93
11.01	6.13	4.55	5.18	5.08

AS OF 9/30/09

30-Day SEC Yield		Distribution Rate(2)
4.76%		4.78%

5.44	(3)	5.21

4.77	(4)	4.89

TOTAL RETURN BY CALENDAR YEAR
2001	2002	2003	2004	2005	2006	2007	2008	YTD 2009
8.56%	5.79%	1.19%	3.35%	2.49%	4.13%	6.92%	5.13%	6.54%
8.42	9.64	2.29	2.33	1.68	3.84	8.47	10.43	0.09
5.84	5.69	2.87	3.96	3.30	3.54	0.26	-15.77	23.53
6.21	9.27	4.13	2.72	0.95	3.34	5.15	5.78	6.81
5.85	7.06	4.42	3.68	4.44	4.92	1.04	-10.75	21.29
6.21	9.27	4.13	2.72	0.95	3.34	5.15	5.78	6.81

(1)

Pursuant to a Plan of Reorganization, on 7/27/07, the Tax-Free Income Fund (“Tax-Free Fund”) acquired all of the assets of Florida Tax-Free Income Fund (“Florida Fund”) and issued shareholders of Florida Fund shares of Tax-Free Fund equal in value to the shares of Florida Fund that they owned. Florida Fund was liquidated and dissolved.

(2)	Based on the last 12 monthly distributions of net investment income and average NAV as of 9/30/2009.
(3)	For individuals in the 25%, 28%, 33% and 35% federal tax brackets, the federal tax equivalent yields are 7.25%, 7.56%, 8.12% and 8.37%, respectively. (Income subject to state tax, if any.)
(4)

For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the double exempt tax equivalent yields are 6.90%, 7.19%, 7.73% and 7.96%, respectively. (Assumes the maximum Minnesota tax bracket of 7.85%.)

Sit Mutual Funds
Average Annual Total Returns for Periods Ended December 31, 2008

     The tables below show the Funds’ average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2008. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. Index information does not reflect deductions for fees, expenses, or taxes. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.
     A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.
     A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.
     The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Sit U.S. Government Securities Fund	1 Year	5 Years	10 Years

Return Before Taxes	5.1%	4.4%	4.8%
Return After Taxes on Distributions	3.4%	2.9%	3.0%
Return After Taxes on Distributions and Sale of Fund Shares	3.4%	2.8%	3.0%
Barclays Capital Intermediate Government Bond Index	10.4%	5.3%	5.7%

Sit Tax-Free Income Fund	1 Year	5 Years	10 Years

Return Before Taxes	-15.8%	-1.3%	1.2%
Return After Taxes on Distributions	-15.8%	-1.3%	1.2%
Return After Taxes on Distributions and Sale of Fund Shares	-12.6%	-0.4%	1.8%
Barclays Capital 5-Year Municipal Bond Index	5.8%	3.6%	4.6%

Sit Minnesota Tax-Free Income Fund	1 Year	5 Years	10 Years

Return Before Taxes	-10.8%	0.5%	2.3%
Return After Taxes on Distributions	-10.8%	0.5%	2.3%
Return After Taxes on Distributions and Sale of Fund Shares	-8.4%	1.1%	2.7%
Barclays Capital 5-Year Municipal Bond Index	5.8%	3.6%	4.6%

This page has been left blank intentionally.

Sit U.S. Government Securities Fund
Six Months Ended September 30, 2009

Senior Portfolio Managers, Michael C. Brilley and Bryce A. Doty, CFA
Portfolio Manager, Mark H. Book, CFA

          The Sit U.S. Government Securities Fund provided a return of +4.33% during the 6-month period ended September 30, 2009 compared to the return of the Barclays Intermediate Government Bond Index of +0.17%. The Fund’s 30-day SEC yield was 4.76% and its 12-month distribution rate was 4.78%.
          During the 6-month period, the Fund benefited from its positions in older vintage, high coupon U.S. government agency mortgage pass-through securities and collateralized mortgage obligations. Through their Government Sponsored Enterprise Mortgage-Backed Securities Purchase Program, the U.S. Department of the Treasury invested taxpayer dollars into newly originated U.S. government agency mortgage pass-through securities throughout the 6-month period, pushing mortgage securities prices higher in general. The Fund’s positions in U.S. Treasury securities detracted from performance, as signs of economic recovery led to a decline in demand for the safety offered by Treasury obligations.
          Looking forward, we expect continued stabilization in the financial market as well as the domestic economy, albeit at a level of economic activity 15% - 20% below its peak. The Federal Reserve has already announced that they intend to begin to remove liquidity as the economy stabilizes. The Fed intends to stop purchasing U.S. Treasury notes by the end of October, 2009. They have also announced that they will taper purchases of newly originated government agency mortgage securities over time, with mortgage purchases expected to end entirely on March 31, 2010. We expect these actions to cause mortgage rates and interest rates to rise, and bond prices in general to fall. As bond prices decline, we believe the Fund’s investments in older vintage, higher coupon U.S. government agency mortgage pass-through securities will provide an attractive income advantage as well as exhibit price stability relative to other short term fixed-income alternatives. This high level of income and stability of principal is a fundamental focus of the Fund, as has been the case since its inception.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.
          Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Asociation (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

PORTFOLIO SUMMARY

Net Asset Value 9/30/09:	$11.05 Per Share

3/31/09:	$10.84 Per Share

Total Net Assets:	$496.3 Million

30-day SEC Yield:	4.76%

12-Month Distribution Rate:	4.78%

Average Maturity:	21.8 Years

Effective Duration:	1.9 Years(1)

(1) See next page

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit U.S. Gov’t Securities Fund	Barclays Capital Inter. Gov’t Bond Index	Lipper U.S. Gov’t Fund Index

3 Month**	2.51%	1.63%	3.34%
6 Month**	4.33	0.17	n/a
1 Year	7.81	6.26	8.51
5 Years	5.14	4.88	4.57
10 Years	5.35	5.69	5.47
Inception	6.63	6.78	6.31
(6/2/87)

CUMULATIVE TOTAL RETURNS*

	Sit U.S. Gov’t Securities Fund	Barclays Capital Inter. Gov’t Bond Index	Lipper U.S. Gov’t Fund Index

1 Year	7.81%	6.26%	8.51%
5 Year	28.50	26.87	25.04
10 Year	68.40	73.93	70.28
Inception	319.97	332.95	292.68
(6/2/87)

*As of 9/30/09.		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Barclays Capital Intermediate Government Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio.

GROWTH OF $10,000

The sum of $10,000 invested at inception (6/2/87) and held until 9/30/09 would have grown to $41,997 in the Fund or $43,295 in the Barclays Capital Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.

ESTIMATED AVERAGE LIFE PROFILE

Sit U.S. Government Securities Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity		Fair Value ($)(1)

Mortgage Pass-Through Securities (64.8%) (2)
Federal Home Loan Mortgage Corporation (16.6%):
28,901	5.50%	8/1/17		30,614
110,071	5.98%	2/1/34		112,583
198,038	6.38%	12/1/26		211,184
71,703	6.38%	8/1/27		77,126
89,490	6.38%	12/1/27		96,258
516,962	6.50%	8/1/29		551,717
134,638	7.00%	2/1/16		140,451
240,468	7.00%	1/1/33		263,625
238,873	7.38%	12/17/24		264,425
854,826	7.50%	9/1/26		936,260
112,876	7.50%	7/1/27		127,481
1,148,044	7.50%	7/1/27		1,277,022
101,912	7.50%	7/1/30		114,245
322,757	7.50%	1/1/31		346,415
697,909	7.50%	7/1/31		756,644
5,216,359	7.50%	10/1/31		5,919,633
3,691,935	7.50%	10/1/31		4,002,645
4,287,041	7.50%	4/1/32		4,647,834
314,877	7.50%	5/1/32		353,704
660,479	7.50%	5/1/32		741,921
365,411	7.50%	5/1/32		410,516
425,290	7.50%	5/1/32		477,787
3,486,460	7.50%	7/1/32		3,915,438
1,458,414	7.50%	12/1/32		1,581,153
2,668,213	7.50%	12/1/32		2,995,992
1,696,427	7.50%	1/1/33		1,904,827
3,555,481	7.50%	4/1/34		3,993,172
12,834,208	7.50%	7/1/34		14,410,838
792,824	7.50%	7/1/34		895,997
7,965,608	7.50%	11/1/34		9,006,935
2,922,839	7.50%	11/1/34		3,304,935
1,686,161	7.50%	12/1/34	(9)	1,888,501
364,318	7.50%	6/1/35		411,944
60,169	7.95%	10/1/25		67,679
68,027	7.95%	10/1/25		77,033
46,454	7.95%	11/1/25		52,603
16,898	8.00%	5/1/17		18,243
18,981	8.00%	12/1/26		21,371
39,856	8.25%	12/1/17		42,984
286,985	8.50%	5/1/16		324,261
3,218	8.50%	1/1/17		3,492
22,870	8.50%	3/1/17		24,814
62,647	8.50%	4/1/17		67,813
64,432	8.50%	5/1/17		69,907
19,332	8.50%	5/1/17		20,974
47,288	8.50%	10/1/19		53,387
35,136	8.50%	7/1/21		39,668
956,674	8.50%	6/20/27		1,090,333
261,686	8.50%	12/1/29		284,057

Par ($)	Coupon	Maturity	Fair Value ($)(1)

184,997	8.50%	2/1/31	200,811
558,204	8.50%	3/1/31	641,645
738	8.75%	1/1/17	779
67,862	9.00%	11/1/15	79,176
6,036	9.00%	5/1/16	7,043
28,430	9.00%	10/1/16	30,694
11,624	9.00%	1/1/17	12,656
13,744	9.00%	6/1/17	15,211
9,766	9.00%	7/1/21	11,014
9,451	9.00%	10/1/21	9,990
168,084	9.00%	11/1/25	192,709
985,957	9.00%	3/20/27	1,088,252
1,486,428	9.00%	4/1/31	1,708,318
1,709,837	9.00%	5/1/31	1,928,436
18,803	9.25%	6/1/16	20,877
5,952	9.25%	3/1/17	6,608
57,897	9.25%	2/1/18	60,996
42,302	9.25%	3/1/19	45,459
33,006	9.25%	3/1/19	33,432
1,147	9.50%	5/1/10	1,163
288	9.50%	6/1/10	291
8,714	9.50%	6/1/16	9,728
3,421	9.50%	7/1/16	3,819
18,989	9.50%	10/1/16	21,200
39,313	9.50%	4/1/18	43,694
166,356	9.50%	6/17/19	183,789
722,686	9.50%	12/17/21	803,895
37,166	9.75%	12/1/16	39,393
112,658	9.75%	12/1/17	124,104
155	10.00%	11/1/11	156
127,375	10.00%	9/1/20	143,392
1,151,180	10.00%	3/1/21	1,300,735
615,285	10.00%	3/15/25	670,846
974,796	10.00%	3/17/25	1,077,388
910,660	10.00%	7/1/30	1,047,985
23,811	10.25%	2/1/17	24,100
181	10.29%	9/1/16	188
19,801	10.50%	10/1/13	22,004
3,240	10.50%	5/1/14	3,281
181,390	10.50%	6/1/19	203,530
9,360	11.00%	6/1/15	10,280
878,877	11.00%	9/17/16	972,761
370,053	11.00%	8/15/20	409,585
3,321	11.25%	8/1/11	3,835
13,002	13.00%	5/1/17	15,627
			81,659,316

Federal National Mortgage Association (33.3%):
65,505	3.66%	8/1/33	66,094
122,091	3.70%	8/1/33	123,574
73,516	5.76%	3/1/33	77,805

Par ($)	Coupon	Maturity	Fair Value ($)(1)

1,053,965	6.00%	9/1/37	1,117,268
601,291	6.15%	8/1/36	632,213
640,370	6.20%	11/1/27	690,041
14,290	6.24%	3/1/19	15,090
81,880	6.49%	2/1/32	88,334
68,321	6.49%	4/1/32	73,706
1,946,642	6.50%	8/1/36	2,085,118
1,438,339	6.74%	12/1/15	1,646,964
40,958	6.91%	11/1/26	45,331
168,102	6.91%	8/1/27	186,048
284,411	6.95%	8/1/21	293,486
10,440	7.00%	2/1/17	11,584
550,244	7.00%	6/1/17	602,282
583,810	7.00%	9/1/21	624,376
1,608,013	7.00%	6/1/22	1,779,923
386,259	7.00%	6/1/22	412,754
107,655	7.00%	8/1/27	118,938
1,076,470	7.00%	11/1/29	1,190,511
249,353	7.00%	1/1/31	275,769
246,992	7.00%	2/1/32	269,653
962,027	7.00%	3/1/32	1,070,572
1,002,096	7.00%	4/1/32	1,104,363
752,457	7.00%	5/1/32	829,248
257,135	7.00%	6/1/32	286,152
1,847,345	7.00%	6/1/32	2,016,839
75,044	7.00%	11/1/32	82,070
651,933	7.00%	7/1/33	719,653
918,519	7.00%	12/1/33	1,023,407
344,550	7.00%	4/1/34	376,163
926,946	7.00%	1/1/35	1,017,338
713,343	7.00%	3/1/36	788,538
1,704,614	7.00%	4/1/37	1,864,323
688,053	7.00%	9/1/37	758,271
728,897	7.45%	6/1/16	785,033
319,269	7.50%	11/1/12	338,770
427,171	7.50%	6/1/22	477,789
466,040	7.50%	8/1/22	522,575
1,093,837	7.50%	10/1/22	1,193,126
782,134	7.50%	12/1/22	836,974
1,554,810	7.50%	3/1/23	1,663,829
578,753	7.50%	9/1/23	631,287
416,033	7.50%	12/1/23	462,521
1,191,989	7.50%	2/1/24	1,323,120
1,248,363	7.50%	5/1/24	1,385,695
406,354	7.50%	5/1/26	441,409
25,182	7.50%	9/1/27	27,857
470,999	7.50%	9/1/27	526,645
1,090,996	7.50%	10/1/28	1,221,284
108,208	7.50%	7/1/29	118,030
1,813,792	7.50%	9/1/29	2,030,397
1,918,761	7.50%	10/1/29	2,146,829

Par ($)	Coupon	Maturity		Fair Value ($)(1)

39,058	7.50%	11/1/29		43,518
283,753	7.50%	11/1/29		317,855
75,752	7.50%	2/1/30		82,628
123,723	7.50%	8/1/30		137,851
839,154	7.50%	12/1/30		939,729
470,684	7.50%	1/1/31		527,252
60,008	7.50%	6/1/31		65,372
253,198	7.50%	8/1/31		276,181
2,392,605	7.50%	10/1/31		2,679,365
2,855,153	7.50%	11/1/31		3,198,994
105,886	7.50%	3/1/32		118,270
823,502	7.50%	4/1/32		897,969
1,063,938	7.50%	4/1/32		1,191,803
451,342	7.50%	6/1/32		503,909
291,972	7.50%	6/1/32		326,840
1,428,104	7.50%	7/1/32		1,557,734
76,076	7.50%	8/1/32		82,886
404,482	7.50%	9/1/32		450,671
53,554	7.50%	9/1/32		58,341
1,304,569	7.50%	12/1/32		1,461,354
1,434,014	7.50%	1/1/33		1,564,181
1,114,706	7.50%	1/1/33		1,248,673
1,491,794	7.50%	4/1/33		1,627,206
2,813,081	7.50%	12/1/33		3,151,162
650,227	7.50%	1/1/34		727,878
2,574,577	7.50%	1/1/34		2,883,994
273,883	7.50%	9/1/34		297,593
165,101	7.50%	12/1/34		180,088
2,904,466	7.50%	1/1/35		3,252,574
1,697,890	7.50%	7/1/35		1,878,262
3,331,687	7.50%	9/1/35		3,799,038
1,391,588	7.50%	11/1/35		1,539,420
3,487,916	7.50%	1/1/36		3,804,517
793,605	7.50%	9/1/36		872,659
15,114,937	7.50%	10/1/37		16,620,603
1,756,743	7.50%	10/1/37		1,919,158
3,851,980	7.50%	11/1/37		4,208,105
3,496,864	7.50%	2/1/38		3,820,158
213,743	7.62%	12/1/16	(9)	231,912
458,482	7.95%	9/15/20		507,629
38,073	8.00%	4/1/16		40,736
1,481,696	8.00%	6/1/31		1,677,575
585,265	8.00%	1/1/32		671,002
3,340,212	8.00%	9/1/33		3,821,433
4,663,429	8.00%	8/1/34		5,282,607
733,448	8.17%	11/15/31		838,152
38,002	8.25%	4/1/22		41,105
373,459	8.33%	7/15/20		420,502
201,263	8.38%	7/20/28		223,648
1,714,703	8.45%	5/31/35		1,960,530
204,747	8.50%	9/1/12		222,725

See accompanying notes to portfolios of investments on page 46.    11

Sit U.S. Government Securities Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity		Fair Value ($)(1)

78,492	8.50%	9/1/13		81,380
294,557	8.50%	2/1/16		332,309
16,264	8.50%	9/1/17		17,086
78,906	8.50%	8/1/18		85,885
22,251	8.50%	7/1/22		24,804
69,088	8.50%	7/1/26		75,468
727,258	8.50%	11/1/26		830,387
426,674	8.50%	10/1/28		486,853
217,447	8.50%	11/1/28		248,481
442,435	8.50%	12/1/28		505,174
589,533	8.50%	4/1/29		674,096
1,168,600	8.50%	10/1/29		1,336,874
929,364	8.50%	10/1/29		1,015,191
456,554	8.50%	4/1/30		522,486
96,368	8.50%	6/1/30		107,472
610,744	8.50%	7/1/30		699,133
575,105	8.50%	7/1/30		657,598
425,791	8.50%	8/1/30		487,413
61,769	8.50%	11/1/30		67,515
10,346	8.50%	1/1/31		11,308
1,765,847	8.50%	4/1/32		2,020,121
73,996	8.50%	5/1/32		84,401
8,104,944	8.50%	12/1/37		9,272,022
168,765	8.52%	9/15/30		189,114
327,323	8.71%	7/20/30		367,263
70,732	8.87%	12/15/25		79,725
4,010	9.00%	3/1/11		4,077
9,184	9.00%	9/1/17		10,063
32,140	9.00%	2/1/18		35,216
12,999	9.00%	10/1/19		14,120
25,173	9.00%	12/15/19		27,363
99,633	9.00%	6/15/25	(9)	108,662
589,882	9.00%	6/1/30		676,433
554,061	9.00%	7/1/30		623,449
426,051	9.00%	10/1/30		469,038
525,250	9.00%	2/1/31		602,163
28,439	9.00%	7/1/31		31,748
286,463	9.00%	10/1/31		328,411
4,396,647	9.00%	3/1/32		4,959,325
446,066	9.00%	8/1/37		487,542
965,578	9.00%	1/1/38		1,056,838
1,000,419	9.00%	2/1/38		1,093,440
42,446	9.25%	10/1/16		46,482
91,556	9.25%	2/1/17		100,078
157,424	9.34%	8/20/27		181,027
64	9.50%	12/1/09		65
19,156	9.50%	11/1/18		21,514
41,142	9.50%	5/1/19		46,403
41,122	9.50%	10/1/19		45,220
457,198	9.50%	3/1/20	(9)	512,062
585,377	9.50%	7/1/20		668,912

Par ($)	Coupon	Maturity	Fair Value ($)(1)

68,893	9.50%	9/1/20	75,729
60,683	9.50%	10/15/20	67,486
18,534	9.50%	12/15/20	20,470
65,844	9.50%	12/15/20	73,256
15,446	9.50%	3/1/21	17,254
22,535	9.50%	4/15/21	25,232
152,039	9.50%	8/1/24	167,499
95,332	9.50%	12/1/24	106,164
115,335	9.50%	5/1/27	132,496
1,195,006	9.50%	5/1/29	1,308,225
84,618	9.50%	1/1/30	92,956
494,122	9.50%	4/1/30	544,369
636,875	9.55%	8/20/25	703,917
48,418	9.75%	1/15/13	52,327
92,879	9.75%	10/1/21	102,934
150,594	9.75%	4/1/25	165,264
2,264	10.00%	5/1/11	2,290
51,670	10.00%	7/1/13	57,482
212,443	10.00%	2/1/15	234,441
344,284	10.00%	3/1/15	378,257
18,931	10.00%	11/1/16	20,625
35,768	10.00%	9/1/19	39,787
14,363	10.00%	11/1/20	16,161
10,978	10.00%	1/1/21	12,616
74,328	10.00%	1/1/24	83,081
192,163	10.00%	2/1/28	219,480
718,154	10.00%	6/1/30	798,862
190,809	10.00%	10/1/30	219,181
210,735	10.18%	7/1/20	233,821
200,539	10.19%	7/15/20	223,504
304,275	10.25%	12/1/09	313,435
81,519	10.25%	8/15/13	88,095
20,312	10.50%	5/1/15	23,853
119,395	10.50%	1/1/16	132,532
26,599	10.50%	12/1/17	29,357
31,189	10.50%	4/1/22	34,921
189,526	10.50%	6/1/28	218,401
894	11.00%	8/1/15	913
15,408	11.00%	4/1/17	17,475
154,751	11.27%	8/15/20	174,238
72,400	11.75%	12/15/26	81,707
			164,489,619

Government National Mortgage Association (14.9%) (3):
324,270	5.50%	9/15/25	346,040
128,305	5.76%	3/20/33	136,387
78,821	5.76%	3/20/33	83,786
104,557	5.76%	3/20/33	111,143
110,460	5.76%	5/20/33	117,418
88,920	5.76%	6/20/33	94,521
103,066	5.76%	6/20/33	109,558

Par ($)	Coupon	Maturity	Fair Value ($)(1)

57,825	6.00%	9/15/18	61,534
79,079	6.05%	3/20/33	84,025
98,078	6.25%	5/15/13	103,166
317,052	6.25%	12/15/23	337,541
143,458	6.25%	1/15/24	153,632
90,570	6.38%	12/15/27	97,397
278,174	6.38%	4/15/28	299,876
131,208	6.49%	11/20/31	141,664
44,992	6.49%	12/20/31	48,577
165,263	6.49%	4/20/32	177,815
71,461	6.49%	6/20/32	76,889
84,689	6.49%	12/20/32	91,122
1,444,569	6.50%	3/20/34	1,538,527
555,023	6.50%	7/20/38	582,878
36,224	6.57%	9/20/32	39,071
80,677	6.57%	3/20/33	86,573
59,422	6.75%	9/15/15	64,159
274,964	6.75%	8/15/28	300,981
85,916	6.75%	6/15/29	94,177
328,973	6.91%	7/20/26	358,529
700,730	6.91%	2/20/27	764,037
3,158,588	6.93%	9/15/39	3,152,594
64,647	6.93%	2/20/25	70,512
21,650	7.00%	9/20/16	23,188
350,528	7.00%	5/20/29	384,046
508,720	7.00%	7/15/29	561,815
4,192,953	7.00%	9/15/31	4,530,486
241,703	7.00%	7/15/34	261,160
142,942	7.00%	10/15/34	156,019
421,987	7.00%	8/20/36	452,265
642,310	7.00%	9/20/36	688,395
746,365	7.00%	6/20/38	793,619
170,536	7.02%	4/20/26	187,453
15,218	7.05%	2/15/23	16,770
88,681	7.05%	9/20/26	97,565
73,434	7.05%	11/20/26	80,791
57,270	7.05%	1/20/27	63,034
93,455	7.05%	4/20/27	102,860
946,873	7.10%	5/20/25	1,042,716
37,231	7.15%	12/20/26	41,083
70,998	7.15%	3/20/27	78,380
230,674	7.15%	4/20/27	254,659
1,546	7.25%	8/15/10	1,581
123,890	7.25%	5/15/29	137,787
170,037	7.25%	6/15/29	189,200
1,941,647	7.25%	8/15/43	2,076,717
56,468	7.27%	7/20/22	62,296
58,099	7.38%	1/15/29	64,856
26,103	7.50%	5/15/16	28,449
677,626	7.50%	8/15/23	756,285
476,776	7.50%	11/15/23	532,121

Par ($)	Coupon	Maturity	Fair Value ($)(1)

1,248,980	7.50%	12/15/23	1,392,601
1,783,047	7.50%	12/15/23	1,987,608
632,091	7.50%	11/15/25	706,866
214,502	7.50%	5/15/27	231,776
220,693	7.50%	8/15/27	238,466
568,490	7.50%	8/15/27	636,582
400,268	7.50%	11/15/27	448,211
4,347,967	7.50%	12/15/29	4,873,071
226,047	7.50%	2/20/31	243,333
123,083	7.50%	3/20/31	132,495
196,560	7.50%	5/20/31	211,592
503,604	7.50%	4/15/34	563,460
104,976	7.50%	6/15/36	113,566
1,913,220	7.50%	10/15/36	2,156,258
6,324,436	7.50%	10/15/37	6,841,681
1,087,385	7.50%	1/20/38	1,170,539
871,387	7.50%	3/15/39	941,561
65,068	7.55%	10/20/22	72,294
1,817,627	7.60%	12/15/33	2,037,696
90,584	7.63%	10/15/29	101,795
99,668	7.63%	12/15/29	112,004
45,114	7.65%	10/20/21	50,180
74,268	7.65%	7/20/22	82,741
156,354	7.75%	6/15/20	174,773
165,565	7.75%	7/15/20	185,069
61,420	7.75%	8/15/20	68,656
109,884	7.75%	8/15/20	122,828
60,820	7.75%	11/15/20	67,985
4,110,877	7.75%	6/15/35	4,443,454
39,357	7.90%	1/20/21	44,067
19,940	7.90%	1/20/21	22,326
78,624	7.95%	2/15/20	88,369
39,693	7.95%	5/20/25	44,770
111,055	7.95%	7/20/25	125,258
45,470	7.95%	8/20/25	51,285
152,210	7.95%	9/20/25	171,676
22,873	7.95%	10/20/25	25,799
35,287	7.95%	10/20/25	39,800
29,834	7.95%	10/20/25	33,650
40,909	7.95%	1/20/26	46,183
64,002	7.95%	1/20/26	72,254
82,870	7.95%	4/20/26	93,554
19,404	7.95%	6/20/26	21,906
32,556	7.95%	9/20/26	36,753
25,010	7.95%	11/20/26	28,235
33,498	7.95%	12/20/26	37,817
43,712	7.95%	3/20/27	49,385
29,577	7.99%	2/20/21	33,195
53,350	7.99%	4/20/21	59,876
104,651	7.99%	7/20/21	117,452
21,570	7.99%	9/20/21	24,209

See accompanying notes to portfolios of investments on page 46.    13

Sit U.S. Government Securities Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Fair Value ($)(1)

87,398	7.99%	10/20/21	98,088
143,580	7.99%	1/20/22	161,462
197,396	7.99%	6/20/22	221,981
8,876	8.00%	10/15/12	9,588
205,104	8.00%	10/15/14	220,653
42,180	8.00%	5/15/16	46,622
125,502	8.00%	6/15/16	138,720
44,503	8.00%	9/15/16	49,190
1,740,932	8.00%	7/15/29	1,975,494
2,644,998	8.00%	4/15/31	2,859,534
1,351,496	8.00%	6/20/31	1,455,691
3,286,316	8.00%	9/15/31	3,739,352
222,065	8.10%	5/20/19	244,428
19,760	8.10%	6/20/19	21,750
59,470	8.10%	7/20/19	65,459
114,648	8.10%	9/20/19	126,194
22,403	8.10%	9/20/19	24,659
21,398	8.10%	10/20/19	23,553
24,680	8.10%	1/20/20	27,654
26,722	8.10%	7/20/20	29,941
37,151	8.25%	12/15/11	39,208
5,461	8.25%	1/15/12	5,909
28,055	8.25%	8/15/15	30,614
295,595	8.25%	4/15/19	327,771
98,291	8.25%	2/15/20	111,009
4,778	8.25%	4/15/27	5,443
36,977	8.38%	10/15/19	41,123
86,572	8.40%	2/15/19	96,351
98,348	8.40%	6/15/19	109,457
28,738	8.40%	9/15/19	31,984
48,632	8.40%	2/15/20	55,163
8,683	8.50%	12/15/11	9,183
38,190	8.50%	1/15/12	41,442
4,719	8.50%	4/15/15	5,173
40,180	8.50%	4/15/15	44,048
125,232	8.50%	9/15/16	137,184
30,072	8.50%	1/15/17	33,599
69,035	8.50%	12/15/21	78,765
53,983	8.50%	12/15/21	61,443
7,578	8.50%	7/20/22	8,622
65,220	8.50%	10/20/22	74,209
28,521	8.50%	9/20/24	32,565
63,493	8.50%	3/20/25	72,475
150,019	8.50%	12/20/26	171,425
25,432	8.50%	8/15/30	29,247
2,105,429	8.50%	7/15/32	2,420,335
41,868	8.60%	6/15/18	46,203
36,748	8.63%	10/15/18	40,499
408	8.75%	11/15/09	421
10,170	8.75%	6/15/11	10,898
67,366	8.75%	11/15/11	72,187

Par ($)	Coupon	Maturity	Fair Value ($)(1)

9,251	8.75%	12/15/11	9,913
86	9.00%	12/15/09	87
18,567	9.00%	5/15/11	19,936
15,671	9.00%	5/15/11	16,826
19,735	9.00%	6/15/11	21,189
20,688	9.00%	7/15/11	22,213
24,683	9.00%	8/15/11	26,503
8,189	9.00%	8/15/11	8,734
20,883	9.00%	9/15/11	22,423
30,062	9.00%	9/15/11	32,278
15,940	9.00%	9/15/11	17,115
18,430	9.00%	10/15/11	19,789
70,889	9.00%	7/15/15	77,114
25,654	9.00%	8/15/15	27,906
279,677	9.00%	12/15/16	305,601
23,144	9.00%	1/15/17	26,144
187,051	9.00%	7/15/17	211,303
176,331	9.00%	11/15/24	198,989
86,592	9.00%	4/15/26	99,773
19,591	9.10%	5/15/18	21,747
879	9.25%	11/15/09	911
1,250	9.25%	1/15/10	1,319
3,811	9.25%	4/15/10	4,023
6,832	9.25%	11/15/10	7,212
22,884	9.25%	11/15/11	24,712
410	9.50%	11/15/09	425
2,739	9.50%	1/15/10	2,894
4,062	9.50%	8/15/10	4,292
6,571	9.50%	11/15/10	6,944
4,012	9.50%	1/15/11	4,341
23,915	9.50%	3/15/11	25,876
11,564	9.50%	3/20/16	12,783
34,569	9.50%	11/20/16	38,216
1,640	9.50%	12/20/17	1,822
2,828	9.50%	4/20/18	3,157
1,256	9.50%	5/20/18	1,402
26,872	9.50%	6/20/18	29,998
26,490	9.50%	7/20/18	29,572
15,874	9.50%	8/20/18	17,721
31,868	9.50%	9/20/18	35,575
37,311	9.50%	9/20/18	41,651
10,668	9.50%	9/20/18	11,909
16,603	9.50%	8/20/19	18,605
2,245	9.50%	10/20/19	2,516
21,063	9.75%	8/15/10	22,236
8,374	9.75%	11/15/10	8,840
26,460	9.75%	12/15/10	27,933
23,103	9.75%	1/15/11	25,057
22,308	9.75%	1/15/11	24,194
10,959	9.75%	10/15/12	12,106
5,116	9.75%	10/15/12	5,652

Par ($)	Coupon	Maturity	Fair Value ($)(1)

5,020	9.75%	11/15/12	5,546
14,759	9.75%	11/15/12	16,304
7,230	9.75%	11/15/12	7,988
8,495	9.75%	11/15/12	9,385
85	10.00%	11/15/09	86
471	10.00%	6/15/10	498
15,196	10.00%	6/15/10	16,058
3,636	10.00%	7/15/10	3,842
2,413	10.00%	7/15/10	2,549
3,841	10.00%	11/15/10	4,059
25,161	10.00%	3/20/16	27,458
13,452	10.00%	11/15/17	14,976
27,591	10.00%	2/15/19	30,956
14,532	10.00%	2/20/19	16,245
14,049	10.00%	3/20/19	15,706
13,861	10.00%	5/20/19	15,496
121,778	10.00%	10/15/19	139,620
2,741	10.00%	11/15/19	3,075
28,588	10.00%	12/15/20	32,228
63,541	10.00%	6/15/21	72,110
2,279	10.25%	11/15/11	2,450
10,092	10.25%	1/15/12	11,010
4,146	10.25%	7/15/12	4,523
7,309	10.50%	9/15/15	8,108
573	10.50%	8/20/17	577
13,118	10.50%	11/15/18	14,727
23,898	10.50%	6/15/19	26,931
140,681	10.50%	2/15/20	157,559
313,965	10.50%	12/15/20	347,471
120,889	10.50%	8/15/21	137,497
181	10.75%	1/15/10	189
327	10.75%	7/15/11	352
4,431	11.25%	9/15/10	4,655
4,341	11.25%	3/15/11	4,695
11,032	11.25%	4/15/11	11,931
2,590	11.25%	5/15/11	2,801
9,172	11.25%	7/15/11	9,919
2,379	11.25%	7/15/11	2,573
3,016	11.25%	10/15/11	3,261
37,829	11.50%	8/15/18	41,250
			73,716,794

Total mortgage pass-through securities			319,865,729
(cost: $311,066,217)

Taxable Municipal Securities (0.1%) (2)
347,000	Bernalillo Multifamily Rev. Series 1998A, 7.50%, 9/20/20		361,172

(cost: $357,653)

Par ($)	Coupon	Maturity		Fair Value ($)(1)

U.S. Treasury / Federal Agency Securities (0.7%) (2)
2,000,000	U.S. Treasury Note, 2.75%, 2/15/19			1,908,594
4,000,000	U.S. Treasury Strips, Zero Coupon, 5.45% effective yield, 5/15/30			1,679,384

Total U.S. Treasury / Federal Agency securities				3,587,978
(cost: $3,469,928)

Collateralized Mortgage Obligations (31.4%) (2)
Federal Home Loan Mortgage Corp.:
1,709,313	4.00%	5/31/25		1,707,977
165,178	4.00%	12/15/32		165,795
337,842	4.00%	3/15/34		343,888
537,277	5.50%	2/15/34		559,863
111,389	6.00%	9/15/21		118,839
140,643	6.09%	9/25/29		137,793
200,000	6.28%	10/27/31		196,453
95,950	6.50%	2/15/30		102,247
643,779	6.50%	2/15/32		699,511
222,714	6.50%	7/15/32		242,395
192,620	6.70%	9/15/23		201,506
495,645	6.95%	3/15/28		528,611
215,456	7.00%	12/15/20		230,471
106,319	7.00%	3/15/21		115,057
813,381	7.00%	9/15/21		870,063
68,916	7.00%	11/15/22		74,580
3,288,952	7.00%	3/25/23		3,286,751
129,655	7.00%	4/15/23		136,596
247,806	7.00%	5/15/23		268,173
386,716	7.00%	7/15/23		418,500
151,628	7.00%	3/15/24		164,854
1,881,847	7.00%	8/15/29		2,058,780
385,350	7.00%	7/15/31		413,695
316,833	7.00%	11/25/30		329,299
1,873,533	7.27%	8/25/28	(9)	1,939,106
255,841	7.50%	6/15/17		274,111
506,055	7.50%	10/15/21		547,647
1,225,687	7.50%	7/15/22		1,328,723
1,551,923	7.50%	3/15/23		1,682,382
5,555,471	7.50%	4/15/23		6,022,480
1,265,762	7.50%	6/15/30		1,372,165
654,926	7.50%	9/15/30		713,256
170,753	7.50%	9/15/30		170,685
873,257	7.50%	11/15/30		984,054
43,538	8.00%	3/15/21		47,661
486,825	8.00%	7/15/21		532,922
142,133	8.00%	11/25/22		155,591
57,469	8.00%	3/15/23		62,336
94,383	8.00%	4/25/24		102,376
149,727	8.00%	2/15/27		159,833

See accompanying notes to portfolios of investments on page 46.       15

Sit U.S. Government Securities Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Par ($)	Coupon	Maturity	Fair Value ($)(1)

699,464	8.00%	11/20/29	765,695
783,736	8.00%	1/15/30	843,553
693,017	8.30%	11/15/20	756,948
261,068	8.50%	10/15/22	287,257
840,514	8.50%	6/15/25	925,845
337,360	8.50%	3/15/32	371,202
16,525	9.15%	10/15/20	18,131
838,265	9.50%	2/15/20	914,891
194,771	10.00%	6/15/20	214,675
			34,565,222
Federal National Mortgage Association:
153,662	3.50%	3/25/33	153,999
490,414	3.50%	3/25/33	491,416
775,168	3.50%	8/25/33	779,841
29,239	4.00%	3/25/33	29,992
118,907	5.00%	8/25/22	124,195
130,631	5.40%	3/25/44	133,651
865,035	5.50%	1/25/37	892,487
1,589,009	6.47%	5/25/32	1,586,549
962,195	6.50%	9/25/33	996,013
1,349,887	6.51%	8/25/37	1,446,712
400,458	6.83%	7/25/31	382,913
55,332	6.85%	12/18/27	60,960
77,302	7.00%	1/25/21	85,772
130,751	7.00%	7/25/22	144,652
135,096	7.00%	11/25/22	149,169
37,203	7.00%	12/25/22	41,195
42,296	7.00%	6/25/23	46,103
1,373,000	7.00%	1/25/38	1,386,312
1,243,102	7.00%	12/25/41	1,361,197
1,165,726	7.00%	6/25/42	1,276,470
95,223	7.00%	2/25/44	104,269
370,897	7.00%	7/25/44	403,536
384,967	7.00%	8/25/44	420,957
972,162	7.13%	1/17/37	971,860
1,562,750	7.50%	6/19/30	1,743,443
110,353	7.50%	8/20/27	119,216
1,473,472	7.50%	6/25/32	1,643,842
1,588,386	7.50%	6/25/32	1,772,043
2,239,243	7.50%	11/25/40	2,442,174
2,053,244	7.50%	12/25/41	2,290,650
1,614,440	7.50%	1/25/42	1,801,110
855,164	7.50%	2/25/42	952,707
1,938,019	7.50%	6/25/42	2,156,288
2,934,204	7.50%	7/25/42	3,273,471
299,942	7.50%	10/25/42	334,622
4,002,186	7.50%	11/25/43	4,464,938
5,179,646	7.50%	6/25/44	5,778,543
6,961,040	7.50%	1/25/48	7,644,092
28,731	7.70%	3/25/23	32,516
293,219	7.80%	6/25/26	301,984

Par ($)	Coupon	Maturity	Fair Value ($)(1)

140,352	8.00%	7/25/22	153,203
148,779	8.00%	7/25/22	161,936
100,000	8.00%	7/18/27	110,156
324,003	8.00%	7/25/44	363,390
19,883	8.20%	4/25/25	19,680
16,763	8.50%	1/25/21	18,560
15,687	8.50%	4/25/21	16,236
180,455	8.50%	9/25/21	196,978
71,289	8.50%	1/25/25	78,931
5,317,859	8.50%	6/18/27	5,887,867
1,649,801	8.50%	6/25/30	1,800,861
598,323	8.50%	6/25/30	663,164
29,707	8.70%	12/25/19	32,540
42,236	8.75%	9/25/20	46,102
157,386	8.95%	10/25/20	179,851
319,221	9.00%	7/25/19	361,897
133,882	9.00%	12/25/19	151,845
15,225	9.00%	3/25/20	16,886
72,505	9.00%	5/25/20	79,025
37,981	9.00%	6/25/20	41,198
111,834	9.00%	6/25/20	124,728
17,695	9.00%	7/25/20	19,881
110,359	9.00%	9/25/20	126,482
61,574	9.00%	10/25/20	67,212
871,241	9.00%	1/25/21	952,648
789,131	9.00%	11/25/28	867,909
2,052,153	9.02%	11/25/37	2,348,246
104,744	9.05%	12/25/18	114,531
4,105,349	9.05%	2/25/44	4,483,811
104,895	9.25%	1/25/20	120,453
79,957	9.50%	12/25/18	90,740
175,316	9.50%	3/25/20	191,698
32,702	9.50%	4/25/20	36,533
160,708	9.50%	11/25/20	175,825
200,859	9.50%	11/25/31	230,674
3,116,917	9.50%	10/25/41	3,563,999
100,130	9.50%	12/25/41	110,988
2,231,519	9.60%	6/25/32	2,574,307
224,455	9.60%	3/25/20	259,345
			77,062,175
Government National Mortgage Association:
50,079	7.00%	4/16/26	54,724
191,022	7.50%	6/20/26	206,363
334,683	7.50%	5/16/27	364,909
3,096,539	8.00%	10/16/29	3,378,130
1,077,132	8.00%	1/16/30	1,175,084
518,233	8.00%	1/16/30	565,359
813,338	8.00%	3/16/30	887,301
2,558,402	8.50%	9/20/30	2,583,587
99,175	8.50%	2/20/32	108,752
			9,324,209

Par ($)	Coupon	Maturity	Fair Value ($)(1)

Vendee Mortgage Trust:
1,476,468	6.00%	2/15/30	1,559,981
12,188,463	6.50%	12/15/28	13,060,700
3,736,690	7.00%	3/15/28	4,058,979
776,042	7.25%	9/15/25	846,128
1,774,022	7.75%	5/15/22	1,951,978
2,582,678	7.75%	9/15/24	2,869,193
8,419,024	8.21%	3/15/25	9,210,939
262,658	8.29%	12/15/26	289,334
			33,847,232
Total collateralized mortgage obligations			154,798,838
(cost: $151,987,868)

Short-Term Securities (5.1%) (2)
5,000,000	FHLB, A.D.N. 0.02%, 10/02/09		4,999,997
1,000,000	FNMA, A.D.N. 0.08%, 10/02/09		999,998
5,000,000	FHLMC, A.D.N. 0.02%, 10/05/09		4,999,989
1,000,000	FNMA, A.D.N. 0.08%, 10/6/09		999,989
500,000	FHLB, A.D.N. 0.02%, 10/02/09		499,998
3,000,000	FHLB, A.D.N. 0.05%, 10/14/09		2,999,946
4,175,000	FNMA, A.D.N. 0.08%, 10/14/09		4,174,879
5,488,432	Dreyfus Cash Mgmt. Fund, 0.04%		5,488,432

Total short-term securites			25,163,228
(cost: $25,163,228)

Total investments in securities
(cost: $492,044,894) (6)			$ 503,776,945

See accompanying notes to portfolios of investments on page 46.       17

Sit Tax-Free Income Fund
Six Months Ended September 30, 2009

Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Sit Tax-Free Income Fund provided a total return of +15.88% for the six-month period ended September 30, 2009, compared with a total return of +4.53% for the Barclays Capital 5-Year Municipal Bond Index. As of September 30, 2009, the Fund’s 30-day SEC yield was 5.44% and its 12-month distribution rate was 5.21%.
          Municipal bond yields declined sharply during the six-month period, resulting in strong returns for the asset class, particularly in the most recent three months. The yield curve flattened as yields on longer maturity bonds fell more than yields on shorter maturity bonds. In addition, yield spreads on lower rated credits narrowed substantially from historically wide levels as the financial turmoil of 2008 continued to unwind and as investors reached for yield.
           The Fund’s strong outperformance was attributable to a broad improvement in prices for the types of bonds in which it invests, thus helping it to recoup much of the price depreciation that occurred in the second half of 2008. The Fund primarily invests in revenue bonds, which significantly outperformed general obligation bonds during the six-month period. Of the significant industries in which the Fund invests, closed-end bond funds provided the best relative return, followed by hospital bonds, and then by education bonds. The Fund’s holdings in multifamily housing bonds and in other revenue bonds also outperformed the broad market, but by a lesser amount. These five industries represent almost two-thirds of the Fund’s holdings. The Fund also benefited from improving prices in A rated and BBB rated securities, as well as in non-rated bonds, which altogether represent over two-thirds of its investments. Finally, the Fund benefited from its longer than benchmark duration positioning, as longer maturity bonds substantially outperformed shorter maturity bonds. The Fund’s duration shortened during the period from 6.0 years to 5.5 years on September 30, 2009.
           Looking forward, we expect a moderate rebound in economic activity over the remainder of 2009, but believe that this growth will decelerate in early 2010. We believe the Federal Reserve will keep short-term interest rates low at least into next spring, as the economy and employment will be slow to recover. In this environment, we expect the municipal bond market rally to continue through year-end with continued narrowing of yield spreads and the strongest relative performance in longer duration bonds. Longer maturity and lower rated bonds with stable credit outlooks continue to offer attractive yields. Diversification remains a key factor in managing risk.

INVESTMENT OBJECTIVE AND STRATEGY

           The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.
           Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/09:	$8.96 Per Share

3/31/09:	$7.93 Per Share

Total Net Assets:	$159.5 Million

30-day SEC Yield:	5.44%

Tax Equivalent Yield:	8.37%(1)

12-Month Distribution Rate:	5.21%

Average Maturity:	14.8 Years

Duration to Estimated Avg. Life:	5.5 Years(2)

Implied Duration:	7.1 Years(2)

(1)	For individuals in the 35.0% federal tax bracket.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Tax-Free Income Fund	Barclays Capital 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
3 Month**	9.71%	3.75%	9.46%
6 Month**	15.88	4.53	N/A
1 Year	9.12	11.01	14.73
5 Years	2.36	4.55	4.03
10 Years	3.58	5.18	5.04
Inception	5.31	5.89	6.06
(9/29/88)

CUMULATIVE TOTAL RETURNS*

	Sit Tax-Free Income Fund	Barclays Capital 5-Year Muni. Bond Index	Lipper General Muni. Bond Fund Index
1 Year	9.12%	11.01%	14.73%
5 Year	12.38	24.93	21.85
10 Year	42.20	65.75	63.44
Inception	196.59	232.86	244.40
(9/29/88)

*As of 9/30/09.		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Barclays Capital 5-Year Muni. Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (9/29/88) and held until 9/30/09 would have grown to $29,659 in the Fund or $33,286 in the Barclays Capital 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Adviser’s Assessment of Non-Rated Securities
AAA	0.0%
AA	0.3
A	2.8
BBB	5.5
BB	16.5
<BB	5.3

Total	30.4%

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
Municipal Bonds (87.0%) (2)
Alabama (0.9%)
435,000	ASMS Pub. Educ. Bldg. Rev Series 2006-B (ASMSF LLC Proj.) (Ambac insured), 4.375%, 9/1/26 (5)	456,163
565,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	502,827
200,000	Huntsville-Redstone Vlg. Spl. Care Facs. Fin. Auth. Rev Series 2007 (Redstone Vlg. Proj.), 5.25%, 1/1/15	196,700
280,000	Selma G.O. Series 1999, 5.40%, 2/1/14	282,436

		1,438,126

Arizona (3.5%)
1,108,540	Arizona Hlth. Facs. Auth. Rev. Series 2007-A (New Ariz. Family Proj.), 5.25%, 7/1/27	879,937
	Pima Co. Indl. Dev. Auth. Educ. Rev.:
225,000	Series 2004-I (AZ Charter Schools Proj.), 5.00%, 7/1/12	217,636
245,000	Series 2004-I (AZ Charter Schools Proj.), 6.10%, 7/1/24	214,272
250,000	Series 2004-A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	231,673
210,000	Series 2005-M (AZ Charter Schools Proj.), 5.70%, 7/1/23	177,404
565,000	Series 2006 (Choice Educ. & Dev. Corp. Proj.), 6.00%, 6/1/16	531,795
405,000	Series 2007-A (American Charter Schools Foundation Proj.), 5.125%, 7/1/15	389,359
530,000	Series 2007-O (AZ Charter Schools Proj.), 4.65%, 7/1/14	487,149
400,000	Ref. Series 2007 (Tucson Country Day School Proj.), 5.00%, 6/1/22	337,052
500,000	Series 2007 (Center For Academic Success Proj.), 5.375%, 7/1/22	437,115
250,000	Series 2008-A (Coral Academy Science Proj.), 6.375%, 12/1/18	244,303
565,000	Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.) (ACA insured), 5.25%, 10/1/23 (5)	545,451
500,000	Quail Creek Cmnty. Fac. Dist. G.O. Series 2006, 5.15%, 7/15/16	458,365
500,000	Westpark Cmnty. Facilities Dist. G.O. Series 2006, 4.90%, 7/15/16	463,425

		5,614,936

California (6.6%)
350,000	CA Co. Tobacco Securitization Agy. Asset-Backed Conv. Bond Rev. Series 2007-B, 5.10%, 6/1/28	310,922
	CA Co. Tobacco Securitization Agy. Rev. Series 2007-A (Golden Gate Tob. Proj.):
380,000	4.50%, 6/1/21	344,512
500,000	5.00%, 6/1/36	410,415
	CA Cmnty. Hsg. Fin. Agy. Lease Rev. Pass Thru Oblig.:
120,000	Series 2005-D, 4.875%, 4/1/12	114,593
350,000	Series 2005-F, 4.85%, 11/1/12	334,939
500,000	CA Dept. Vet. Affairs Home Purchase Rev. Series 2002-A, 5.35%, 12/1/27	511,310
495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	504,435
250,000	CA Fin. Auth. Rev. Series 2009-A (Kern Regl. Ctr. Proj.), 6.875%, 5/1/25 (5)	256,413
600,000	CA Fin. Auth. Educ. Rev. Series 2006-A (American Heritage Educ. Fndtn. Proj.), 5.25%, 6/1/26	529,296
500,000	CA Infrastructure & Econ. Dev. Rev. Series 2009-A (CA Indpt. Sys. Operator Proj.), 6.00%, 2/1/30	542,095
	CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.):
255,000	5.25%, 12/1/13 (5)	255,839
625,000	5.50%, 12/1/18	626,012
1,000,000	CA Statewide Cmntys. Dev. Auth. Rev. Series 2007 (Lancer Educ. Student Hsg. Proj.), 5.40%, 6/1/17	910,600
450,000	CA Statewide Cmntys. Dev. Auth. Spl. Tax Series 2007-1 (Orinda Proj.), 6.00%, 9/1/29	392,013
595,000	CA Statewide Cmntys. Dev. Auth. Multifamily Rev. Series 2001 (Orange Tree Proj.) (GNMA collateralized), 6.15%, 11/20/36	726,900
235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23	235,933
500,000	Hartnell Cmnty. College G.O. Series 2009-D, zero coupon, 7.00 effective yield, 8/1/34	247,775
500,000	Northern CA Gas Auth. No. 1 Rev. Series 2007, variable rate, 7/1/27	394,375
500,000	Sacramento Co. Wtr. Fin. Auth. Rev. Series 2007-B (Wtr. Agy. Zones 40 & 41 Proj.), Variable rate, 6/1/39	329,875
1,000,000	San Bernardino City. Sch. Dist. G.O. Cap. Appreciation Series 2007 (NATL insured), zero coupon, 4.72% effective yield, 8/1/29	312,720

Quantity ($)	Name of Issuer	Fair Value ($)(1)
500,000	San Francisco City & Co. C.O.P. Series 2000 (San Bruno Jail Proj.), 5.25%, 10/1/33 (5)	505,940
250,000	San Joaquin Hills Toll Rd. Rev. Refunding Series 1997-A, 5.25%, 1/15/30	229,515
	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. Series 2006:
95,000	4.50%, 3/1/11	95,087
385,000	4.875%, 3/1/16	339,605
350,000	Southwest Cmnty. Fin. Auth. Rev. Series 2008 (Riverside Co. Proj.), 6.00%, 5/1/24 (5)	386,508
250,000	Stockton Pub. Fin. Rev. Series 2006-A (Redevelopment Projects) (Radian insured), 5.00%, 9/1/22	231,980
500,000	Westminster G.O. Series 2009-A1, zero coupon, 5.37 effective yield, 8/1/24	232,040
250,000	Yuba Redev. Agy. Tax. Allocation Series 2007, 5.125%, 9/1/27	219,680

		10,531,327

Colorado (3.4%)
250,000	Baptist Rd. Rural Transportation Auth. Sales & Use Tax. Rev. Series 2007, 4.80%, 12/1/17	199,848
	CO HFA Single Family Program Senior Series:
5,000	1997B-3, 6.80%, 11/1/28	5,107
750,000	2008A-5, 5.00%, 11/1/34	752,460
100,000	CO Hlth. Fac. Auth. Rev. Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	101,042
500,000	CO Hsg. & Fin. Auth. Single Family Mtg. Rev. Series 2009-A1, 5.50%, 11/1/29	537,355
1,000,000	Compark Business Campus Met. Dist. Ref. & Impt. G.O. Series 2007-A (Radian insured), 5.75%, 12/1/27	924,610
250,000	Denver City & Co. Excise Tax Rev. Ref. Series 2009-A, 6.00%, 9/1/23	290,155
985,000	Denver Hlth. & Hosp. Auth. Healthcare Rev. Series 2007-B, variable rate, 12/1/33	696,641
250,000	E-470 Pub. Hwy. Auth. Rev. Series 2007C-1, 5.50%, 9/1/24	250,863
50,000	Interlocken Met. Dist. Ref. Impt. G.O. Series 1999-B (Radian insured), 5.75%, 12/15/19	50,490
835,305	Lyons Rev. Series 2006 (Longmont Humane Soc. Proj.), 4.75%, 11/30/16	758,783
500,000	Maher Ranch Met. Dist. No. 4 Ref. G.O. Series 2007 (Radian insured), 5.25%, 12/1/36	453,715
500,000	Walker Field Pub. Airport Auth. Rev. Series 2007, 4.75%, 12/1/27	458,300

		5,479,369

Connecticut (0.4%)
395,000	CT Hlth. & Educ. Facs. Auth. Rev. Series 1995-C (Bridgeport Hosp. Proj.) (Connie Lee insured), 5.25%, 7/1/15	395,395
300,000	Mashantucket Western Pequot Subordinated Special Rev. Series 1997-B, 5.75%, 9/1/18	174,090

		569,485

Delaware (0.2%)
500,000	Millsboro Spl. Oblig. Rev. Series 2007-A (Plantation Lakes Spl. Dev. Proj.), 5.45%, 7/1/36	327,500

Florida (7.4%)
75,000	Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Rev. Ref. Series 2006, 5.00%, 5/1/19	76,312
775,000	Belmont Cmnty. Dev. Dist. Cap. Impt. Rev. Series 2006-B, 5.125%, 11/01/14 (7)(8)	178,614
	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A:
435,000	(Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	369,176
1,000,000	(American Opportunity Proj.), 5.875%, 6/1/38	544,270
30,000	Clearwater Hsg. Auth. Rev. Ref. Series 1997 (Hamptons At Clearwater Proj.) (ACA insured), 5.40%, 5/1/13	29,293
45,000	Cocoa Cap. Impt. Rev. Series 1998 (NATL insured), 5.00%, 10/1/22	45,020
435,000	Concorde Estates Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2004-B, 5.00%, 5/1/11 (7) (8)	220,580
400,000	Connerton West Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2007-B, 5.125%, 5/1/16	149,772
630,000	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.), 5.125%, 10/1/19	626,352
100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Spl. Assmt. Rev. Series 2003-B, 5.75%, 5/1/13	90,413
25,000	FL Brd. Pub. Educ. Cap. Outlay G.O. Ref. Series 1989-A, 5.00%, 6/1/24	25,071
40,000	FL Correctional Privatization Commn. Certificate of Participation Series 1995-B (Polk Co. 350 Bed Youth Proj.), 5.00%, 8/1/17 (5)	40,045
65,000	Forest Creek Cmnty. Dev. Dist. Cap. Impt. Spl. Assmt. Rev. Series 2005-B, 4.85%, 5/1/11 (7)(8)	35,138

See accompanying notes to portfolios of investments on page 46.	21

Sit Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
	Highlands Co. Hlth. Facs. Auth. Rev. (Adventist Health Proj.):
10,000	Ref. Series 2005-B, 5.00%, 11/15/30	11,657
80,000	Series 2005-B, 5.00%, 11/15/30	80,836
75,000	Hillsborough Co. Educ. Facs. Auth Rev. Ref. Series 1998 (Univ. of Tampa Proj.), 5.75%, 4/1/18	76,142
250,000	Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-B (Tampa Gen. Hosp. Proj.), 5.25%, 10/1/28	250,446
250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assessment Series 2007-B, 5.10%, 5/1/14	118,553
490,000	Jacksonville Econ. Dev. Commn. Hlth. Care Facs. Rev. Ref. Series 2007-A (FL Proton Therapy Inst. Proj.), 6.00%, 91/17	505,851
500,000	Jacksonville Hlth. Facs. Auth. Rev. Series 2007 (Brooks Hlth. Sys. Proj.), 5.00%, 11/1/22	514,040
500,000	Lake Ashton Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/11	242,510
165,000	Lakeland Hosp. Sys. Rev. Ref. Series 1996 (Lakeland Regl. Med. Center Proj.), 5.25%, 11/15/25	165,038
1,000,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 2007-A (Lee Charter Foundation), 5.25%, 6/15/27	752,600
250,000	Magnolia Creek Cmnty. Dev. Dist. Rev. Series 2007-B, 5.60%, 5/1/14	161,995
300,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.25%, 11/1/14	153,780
820,000	Miami Beach Hlth. Facs. Auth. Hosp. Rev. Series 1998 (Mt. Sinai Med. Ctr. Proj.), 5.375%, 11/15/28	679,878
100,000	Miami Beach Stormwater Rev. Series 2000 (FGIC insured), 5.25%, 9/1/25	101,923
	Miami - Dade Co. Spl. Obligation:
265,000	Sub. Series 1997-B, zero coupon, 5.44% effective yield, 10/1/33	59,418
75,000	Cap. Apprec. & Income Sub Series 2005-B, 5.00%, 10/1/35	75,930
40,000	Miami-Dade Co. Pub. Service Tax Rev. Series 1999 (UMSA Pub. Impts. Proj.), 5.00%, 10/1/23	40,432
1,000,000	New River Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 5/1/13 (7) (8)	446,030
60,000	Orlando & Orange Co. Expressway Auth. Rev. Jr. Lien Series 1998, 5.00%, 7/1/28	60,317
	Palm Beach Co. Hlth. Fac. Auth. Rev.:
200,000	Ref. Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12	206,076
90,000	Series 1993 (Jupiter Med. Ctr. Inc. Proj.) (FSA insured), 5.25%, 8/1/18	90,078
10,000	Parklands Lee Cmnty. Dev. Dist. Spl. Assmt. Series 2004-B, 5.125%, 5/1/11 (7) (8)	5,326
750,000	Riverwood Estates Cmnty. Dev. Dist. Spl. Assessment Series 2006-B, 5.00%, 5/1/13 (7)(8)	187,995
750,000	Sarasota Co. Hlth. Facs. Auth. Retirement Rev. Ref. Series 2007 (Village on the Isle Proj.), 5.50%, 1/1/27	664,980
250,000	Sarasota Natl. Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2007, 5.30%, 5/1/39	138,883
500,000	Seminole Tribe Spl. Oblig. Rev. Series 2007-A, 5.50%, 10/1/24	477,395
	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc. Proj.):
780,000	5.50%, 10/1/13	819,866
400,000	5.80%, 10/1/34	403,168
1,000,000	Stoneybrook South Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 5.45%, 11/1/15	421,200
750,000	Tolomato Cmnty. Dev. Dist. Spl. Assmt. Series 2007, 6.375%, 5/1/17	640,410
695,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt. Spl. Assessment Rev. Series 2006-B, 5.00%, 11/1/12	375,752
500,000	Waterset North Cmnty. Dev. Dist. Spl. Assmt. Rev. Series 2007-B, 6.55%, 11/1/15	304,350
50,000	West Villages Impt. Dist. Spl. Assmt. Rev. Series 2006 (Unit of Dev. No. 3), 5.50%, 5/1/37	24,716
450,000	Zephyr Ridge Cmnty. Dev. Dist. Spl. Assessment Rev. Series 2006-B, 5.25%, 5/1/13 (7)(8)	180,319

		11,867,946

Georgia (1.1%)
1,470,000	East Point Tax Allocation Series 2002-A, 8.00%, 2/1/26	1,496,460
250,000	Medical Ctr. Hosp. Auth. Rev. Ref. Series 2007 (Spring Harbor Green Isl. Proj.), 5.25%, 7/1/27	205,897

		1,702,357

Hawaii (0.3%)
500,000	HI Dept. Budget & Fin. Special Purpose Rev. Series 2009-C2, 6.40%, 11/15/14	507,370

Quantity ($)	Name of Issuer	Fair Value ($)(1)
Idaho (0.4%)
	ID Hsg. & Fin. Assn. Nonprofit Facs. Rev. Series 2008-A:
250,000	(Idaho Arts Charter School Proj.), 5.50%, 12/1/18	226,165
250,000	(Liberty Charter School Proj.), 5.50%, 6/1/21	239,393
250,000	(Victory Charter School Proj.), 5.625%, 7/1/21	241,333
		706,891
Illinois (10.0%)
15,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8), 6.85%, 7/1/22	15,027
500,000	Harvey Ref. & Impt. G.O. Series 2007-A, 5.50%, 12/1/27	485,980
500,000	IL DFA Rev. Ref. Series 2007 (Chicago Charter School Fdn. Proj.), 5.00%, 12/1/36	417,040
1,000,000	IL Fin. Auth. Rev. Ref. Series 2007-A (Christian Homes, Inc. Proj.), 5.25%, 5/15/12	982,430
275,000	IL DFA Pollution Control Rev. Ref. Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14	275,047
	IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
120,000	Series 1997-A, 6.05%, 7/1/19	120,101
150,000	Series 1998-A, 5.70%, 7/1/19	147,131
205,000	Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12	210,486
	IL Fin. Auth. Rev.:
500,000	Ref. Series 2006 (Luther Hillside Village Proj.), 5.25%, 2/1/37	436,005
700,000	Series 2006-A (Three Crowns Park Plaza Proj.), 5.875%, 2/15/38	589,897
500,000	Series 2006 (Tabor Hills Supportive Living Proj.), 5.25%, 11/15/26	440,190
500,000	Series 2006-A (Montgomery Place Proj.), 5.75%, 5/15/38	445,015
350,000	Series 2007-A (Sedgebrook, Inc. Fac. Proj.), 5.40%, 11/15/16	320,659
	IL Fin. Auth. Sports Fac. Rev.:
	Series 2007-A (United Sports Org. of Barrington Proj.) (UTD insured):
500,000	6.125%, 10/1/27	332,355
500,000	6.25%, 10/1/37	318,880
1,000,000	Series 2008 (North Shore Ice Arena Proj.), 6.25%, 12/1/38	783,240
	Lombard Public Facs. Corp. Rev. First Tier:
	Series 2005-A1 (Conference Ctr. & Hotel Proj.):
115,000	6.375%, 1/1/15	106,907
750,000	(ACA insured) 5.50%, 1/1/25	551,828
1,925,000	Series 2005-B (Conference Ctr. & Hotel Proj.), 5.25%, 1/1/36	1,922,112
2,000,000	Malta Tax Allocation Rev. Series 2006, 5.75%, 12/30/25	1,238,000
909,000	Manhattan Spl. Service Area Spl. Tax No. 07-6 Series 2007 (Groebe Farm-Stonegate Proj.), 5.75%, 3/1/22	575,152
500,000	Metropolitan Pier & Expo Rev. Refunding Series 1996-A (McCormick Proj.), 5.25%, 6/15/27	500,450
239,000	Montgomery Ref. Impt. Spl. Assmt. Series 2007 (Lakewood Creek Proj.) (Radian insured), 4.70%, 3/1/30	203,341
250,000	Quincy Hosp. Rev. Ref. Series 2007, 5.00%, 11/15/17	254,495
	Southwestern IL Dev. Auth. Rev.:
2,475,000	Series 1999 (Anderson Hosp. Proj.), 5.625%, 8/15/29	2,415,550
700,000	Ref. Series 2008-A (Local Govt. Prog.), 7.00%, 10/1/22	666,792
500,000	Series 2006 (Village of Sauget Proj.), 5.625%, 11/1/26	343,755
215,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	224,454
440,000	Will Co. Spl. Educ. Rev. Series 2006, 5.40%, 1/1/18	471,090
500,000	Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (7) (8)	250,015
		16,043,424
Indiana (2.1%)
100,000	Elkhart Co. Ind. Hosp. Auth. Rev. Series 1998 (Elkhart General Hosp. Proj.), 5.25%, 8/15/28	93,083
	IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
400,000	5.25%, 11/15/25	383,592

See accompanying notes to portfolios of investments on page 46.     23

Sit Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
250,000	5.25%, 11/15/35	222,395
215,000	IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.) (NATL insured), 5.00%, 12/1/28	215,970
	IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
	Series 1993 (Community Hosp. of Anderson Proj.) (NATL insured):
90,000	6.00%, 1/1/14	90,169
280,000	6.00%, 1/1/23	280,244
300,000	Ref. Series 1998 (Jackson Proj.), 5.125%, 2/15/17	300,705
	Series 2001-A (Community Foundation Northwest IN):
495,000	5.50%, 8/1/13	511,642
360,000	6.375%, 8/1/21	370,562
50,000	6.375%, 8/1/31	50,789
400,000	St. Joseph Co. Hosp. Auth. Hlth. Fac. Rev. Series 2005 (Madison Ctr. Oblig. Group Proj.), 5.25%, 2/15/28	336,584
500,000	Vigo Co. Hosp. Auth. Rev. Series 2007 (Union Hosp. Inc. Proj.), 5.50%, 9/1/27	428,145
		3,283,880
Iowa (0.9%)
	Coralville Urban Renewal Rev. Tax Increment Series 2006-A:
120,000	5.00%, 6/1/14	124,202
185,000	5.00%, 6/1/15	190,291
405,000	Dickinson Co. Hsg. Sr. Rev. Series 2006-A (Spirit Lake - GEAC LLC Proj.), 5.375%, 12/1/16	384,442
410,000	IA Fin. Auth. Sr. Hsg. Rev. Ref. Series 2007-A (Walnut Ridge Proj.), 5.00%, 12/1/14	352,764
500,000	IA Fin. Auth. Sr. Living Fac. Rev. Series 2007-A (Deerfield Ret. Cmnty. Inc. Proj.), 5.00%, 11/15/21	370,645
		1,422,344
Louisiana (5.1%)
7,200,000	Capital Appreciation Series 2000-D1 (GNMA & FNMA collateralized) zero coupon, 6.46% effective yield, 4/1/34	1,518,192
359,171	Denham Springs - Livingston Hsg. & Mtg. Rev Series 2007, 5.00%, 11/1/40	360,701
110,000	East Baton Rouge Fin. Auth. Single Family Mtg. Rev. Ref.
	Series 2007-B1 (GNMA/FNMA/FHLMC supported), 4.625%, 10/1/24	112,773
1,200,000	Jefferson Parish Fin. Auth. Single Family Mtg. Rev. Series 2007-D, 5.00%, 6/1/38	1,200,288
300,000	Juban Park Cmnty. Dev. Dist. Special Assessment Series 2006, 5.15%, 10/1/14	262,053
176,000	Layayette Pub. Fin. Auth. Single Family Mortgage Backed Rev.
	Series 2007 (GNMA/FNMA/FHLMC supported), 5.35%, 1/1/41	180,500
	LA Hsg. Fin. Agy. Single Family Mtg. Rev.:
2,080,000	Series 2007-B1, 5.70%, 12/1/38	2,140,154
210,000	Series 2008-B (Home Ownership Prog.) (GNMA/FNMA/FHLMC supported), 6.00%, 12/1/28	228,896
600,000	LA Loc. Gov. Envir. Facs. Cmnty. Dev. Auth. Rev. Series 2007 (LA Local Gov. Proj.), 6.75%, 11/1/32	580,500
750,000	LA Public Facs. Auth. Rev. Ref. Series 2007-A2 (Tulane Univ. Proj.), variable rate, 2/15/36	492,938
1,025,000	St. John Baptist Parish Rev. Series 2007-A (Marathon Oil Corp.), 5.125%, 6/1/37	978,865
		8,055,860

Maine (0.3%)
500,000	ME Educ. Auth. Student Loan Rev. 2009-A2, 5.625%, 12/1/27	528,010

Maryland (0.2%)
305,000	MD Economic Dev. Corp. Rev. Ref. Sr. Lien Series 2006-A (Chesapeake Bay Proj.), 4.75%, 12/1/11	274,573

Quantity ($)	Name of Issuer	Fair Value ($)(1)
Massachusetts (0.8%)
250,000	MA St. G.O. Series 2007-A (FGIC insured), variable rate, 5/1/37	186,188
	MA Hlth. & Educ. Fac. Auth. Rev.:
250,000	Series 2001-E (Berkshire Hlth. Sys. Proj.), 5.70%, 101/25	251,863
845,000	Series 2008-A (Quincy Med. Ctr. Proj.), 5.125%, 1/15/12	853,441
		1,291,492
Michigan (2.4%)
500,000	Jackson Co. Hosp. Fin. Auth. Rev. Series 1997 (W.A. Foote Mem. Hosp. Proj.), 5.25%, 6/1/17	499,025
650,000	Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35	533,110
115,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2006 (Black River School Proj.),
	5.125%, 9/1/11	113,313
500,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Series 2007 (Richfield Pub. Sch. Proj.), 5.00%, 9/1/22	419,225
650,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Bradford Proj.), 6.00%, 9/1/16	639,158
500,000	MI Pub. Educ. Facs. Auth Ltd. Obligation Rev. Ref. Series 2007 (Nataki Talibah Proj.), 6.25%, 10/1/23	430,480
500,000	MI Hosp. Fin. Auth. Rev. Ref. Series 1998-A (Mclaren Hlth. Care Proj.) (NATL-IBC insured), 5.00%, 6/1/28	491,035
250,000	MI Tobacco Settlement Fin. Auth. Sr. Rev. Series 2007-A, 5.125%, 6/1/22	234,345
500,000	Saginaw Hosp Fin. Auth. Series 2000-F (Covenant Med. Ctr. Proj.), 6.50%, 7/1/30	507,790
		3,867,481
Minnesota (1.7%)
2,124,799	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.295%, 11/1/32	2,237,689
588,961	St. Paul Hsg. & Redev. Auth. Rev. Series 2006 (Nursing Home NTS-Episcopal Proj.), 5.63%, 10/1/33	497,955
		2,735,644
Mississippi (0.5%)
	MS Home Corp. Single Fam. Mtg. Rev. (GNMA/FNMA/FHLMC supported):
240,000	Series 2007-C1, 5.60%, 6/1/38	252,777
435,000	Series 2008-B2, 6.75%, 6/1/39	479,048
		731,825
Missouri (3.1%)
150,000	Branson Cmnty. Park Impt. Dist. Spl. Assessment Rev. Series 2007-A, 5.00%, 6/1/10	150,234
80,000	Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. (Southwest MO Hosp. Assoc. Proj.)
	Series 2002, 5.75%, 6/1/32	77,532
500,000	Chillicothe Tax Increment Rev Series 2006 (South U.S. 65 Proj.), 5.625%, 4/1/27	425,870
265,000	Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006
	(Stardust-Munger Proj.), 4.70%, 4/15/23	259,819
250,000	Independence 39th St. Transn. Dist. Rev. Ref. & Impt. Series 2008 (Road Impt. Proj.), 6.875%, 9/1/32	240,925
1,000,000	Joplin Indl. Dev. Auth. Rev. Ref. Series 2007-F (Christian Homes Inc. Proj.), 5.50%, 5/15/17	886,410
	Series 2007-E (Independence - Centerpoint Proj.):
250,000	5.125%, 4/1/25	256,018
500,000	4.75%, 4/1/28	485,610
750,000	Lakeside 370 Levee Dist. Impt. Spl. Tax Series 2008, 7.00%, 4/1/28	750,000
300,000	MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35	281,268
400,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 2007-B (Riverside Horizons Proj.) (ACA insured), 4.50%, 5/1/27	349,208
250,000	St. Louis Indl. Dev. Auth. Sr. Living Facs. Rev. Series 2007-A (Friendship Vlg.), 5.375%, 9/1/21	251,027
420,000	St. Louis Indl. Dev. Auth. Tax Allocation Rev. Series 2006 (Southtown Redev. Proj.), 5.125%, 5/1/26	320,926
235,000	Univ. City Indl. Dev. Auth. Hsg. Rev. Ref. Series 1995-A (Canterbury Proj., 5.75%, 12/20/15	235,306
		4,970,153
Montana (0.6%)
855,282	MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21	921,763

See accompanying notes to portfolios of investments on page 46.     25

Sit Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
Nebraska (0.2%)
500,000	Mead Vlg. Tax Allocation Rev. Series 2006-A (E3 Biofuels - Mead LLC Proj.), 5.125%, 7/1/12	248,410

Nevada (2.8%)
250,000	Clark Co. Econ. Dev. Rev. Series 2003 (Alexander Dawson Sch. Proj.), 5.375%, 5/15/33	251,822
600,000	Clark Co. Poll. Ctrl. Rev. Ref. Series 1995-D (Nev. Pwr. Co. Proj.) (ACA-CBI Insured), 5.30%, 10/1/11	600,138
415,000	Clark Co. Impt. Spl. Assmt. Series 2007-A (Summerlin Proj.), 4.85%, 2/1/17	366,316
600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17	529,254
750,000	Las Vegas Redev. Agy. Tax Allocation Rev. Series 2009, 7.50%, 6/15/23 (5)	854,910
300,000	North Las Vegas LOC Impt. Spl. Assessment Ref. Sub. Spl. Series 2006-B (Impt. Dist. No. 60), 4.50%, 12/1/10	298,902
90,000	NV Hsg. Dev. SF Mtg. Program Mezzanine Series 1998B-1, 5.30%, 4/1/16	90,777
	Reno Hosp. Rev. Series 2007-A (Renown Regl. Med. Ctr. Proj.):
250,000	5.00%, 6/1/22	247,670
500,000	5.25%, 6/1/32	469,710
500,000	Sparks Redev. Agy. Tax Increment Rev. Series 2008 (Redev. Area No. 2 Proj.), 6.40%, 6/1/20	462,100
250,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax Series 2008-A, 6.50%, 6/15/20	253,448
		4,425,047
New Hampshire (1.0%)
	Manchester Hsg. & Redev. Auth. Rev.:
200,000	Series 2000-B (Radian insured) zero coupon, 5.25% effective yield, 1/1/19	118,794
890,000	Series 2000-A (ACA insured), 6.75%, 1/1/15	902,513
500,000	NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.), 5.00%, 7/1/16	495,445
		1,516,752
New Jersey (0.7%)
495,000	NJ Hlth. Care Facs. Fin. Auth. Rev. Series 2007-E (Catholic Hlth. Issue Proj.), variable rate, 11/15/33	332,764
750,000	NJ Hgr. Educ. Assistance Auth. Student Loan Rev. Series 2009-A, 5.00%, 6/1/27	797,850
		1,130,614
New Mexico (2.2%)
	Farmington Pollution Ctl. Rev. Ref. (Pub. Svc. Co. San Juan Proj.):
250,000	Series 1996-B, 6.30%, 12/1/16	250,143
1,000,000	Series 1996-C, 5.70%, 12/1/16	1,000,280
420,000	NM MFA Forward Mortgage-Backed Series 1995-E (GNMA collateralized), 6.95%, 1/1/26	428,400
	NM MFA Single Family Mtg. Rev.:
1,000,000	Series 2009-IB2 (GNMA/FNMA/FHLMC collateralized), 5.25%, 9/1/34	1,036,810
500,000	Series 2009-IC2 (GNMA/FNMA/FHLMC collateralized), 5.35%, 9/1/30	520,240
250,000	NM State Hosp. Equip. Ln. Council Hosp. Rev. Ref. Series 2007-A (Rehoboth Proj.), 5.00%, 8/15/17	223,030
		3,458,903
New York (1.1%)
250,000	Madison Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007 (Oneida Hlth. Sys., Inc. Proj.), 4.50%, 2/1/17	238,395
130,000	NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21	123,171
250,000	Seneca Nation Indians Cap. Impt. Auth. Spl. Oblig. Rev. Series 2007-A, 5.00%, 12/1/23	208,795
	Ulster Co. Indl. Dev. Agy. Civic Fac. Rev. Series 2007-A:
500,000	5.10%, 9/15/13	499,420
650,000	5.25%, 9/15/16	605,592
		1,675,373
North Carolina (0.9%)
750,000	Buncome Co. Proj. Dev. Fin. Rev. Series 2008 (Woodfin Downtown Corridor Dev. Proj.), 6.75%, 8/1/24	690,007
250,000	NC Med. Care Commission Retirement Facs. Rev. Ref. Series 2007 (Brookwood Proj.), 5.25%, 1/1/32	189,213
600,000	NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (ARC Proj.), 5.80%, 10/1/34	586,836
		1,466,056

Quantity ($)	Name of Issuer	Fair Value ($)(1)
North Dakota (0.2%)
149,123	City of Washburn Series 2007-B (Bismarck State College Fdtn.), 5.01%, 4/1/32	150,838
175,000	Williams Co. Sales Tax Rev. Series 2006, 5.00%, 11/1/31	156,083

		306,921

Northern Mariana Islands (0.2%)
450,000	Northern Mariana Islands Commonwealth G.O. Ref. Series 2007-B, 5.00%, 10/1/22	374,724

Ohio (2.1%)
330,000	Blue Ash Tax Allocation Rev. Series 2006 (Duke Realty Ohio Proj.), 5.00%, 12/1/21	311,088
445,000	Buckeye Tobacco Settlement Fin. Auth. Asset-Backed Sr. Rev. Series 2007-A2, 5.125%, 6/1/24	420,178
295,000	Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999-A (Port of Cleveland Bond Fund Capital Imprv. Proj.), 5.375%, 5/15/19	275,506
	Cleveland-Cuyahoga Co. Port. Auth. Dev. Rev. :
255,000	Series 2005-B (Fairmount Proj.), 5.125%, 5/15/25	214,368
750,000	Series 2006-A (Sr. Hsg. - St. Clarence - Geac Proj.), 6.00%, 5/1/21	662,797
750,000	Cuyahoga Co. Hsg. Mtg. Sr. Rev. Series 2007 (R H Myers Apts. Proj.), 5.70%, 3/20/42	793,275
250,000	Erie Co. Hosp. Facs. Rev. Series 2002-A (Firelands Regl. Med. Ctr. Proj.), 5.625%, 8/15/32	242,020
250,000	OH Hsg. Fin. Agy. Residential Mtg. Rev. Series 2008-F, 5.45%, 9/1/33	259,558
250,000	Toldeo-Lucas Co. Port Auth. Spl. Assessment Rev. Series 2003 (Crocker Park), 5.38%, 12/1/35	210,695

		3,389,485

Oklahoma (1.0%)
500,000	Atoka Co. Health Care Auth. Hosp. Rev. Series 2007 (Atoka Mem. Hosp. Proj.), 5.875%, 10/1/18	471,480
500,000	Citizen Potawatomi Nation Tax Rev. Series 2004-A, 6.50%, 9/1/16	490,555
215,000	Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14	215,252
500,000	Weatherford Hosp. Auth. Rev. Series 2006, 6.00%, 5/1/16	481,315

		1,658,602

Oregon (0.7%)
250,000	OR G.O. Series 2001-81 (Veterans Welfare Proj.), 5.25%, 10/1/42	253,458
980,000	Western Generation Agy. Sub. Lien Rev. Series 2006-C (Wauna Cogeneration Proj.), 5.00%, 1/1/21	899,797

		1,153,255

Pennsylvania (1.9%)
495,000	Butler Co. Gen. Auth. Rev. Series 2007 (Butler Area Sch. Dist. Proj.), variable rate, 10/1/34	338,332
555,000	Erie Auth. Pkg. Fac. Rev. Series 2006, 4.60%, 9/1/21	529,087
600,000	Geisinger Auth. Hlth. Sys. Rev. Series 2007 (Geisinger Hlth. Sys. Proj.), variable rate, 5/1/37	416,850
250,000	Lehigh Co. General Purpose Auth. Rev. Rev. Series 2007 (Saint Luke’s Bethlehem Proj.), variable rate, 8/15/42	157,438
500,000	Luzerne Co. G.O. Notes Series 2009 (FSA insured), 7.00%, 11/1/26	570,760
500,000	PA Econ. Dev. Fin. Auth. Hlth. Sys. Rev. Series 2009-A (Albert Einstein Hlth. Care Proj.), 6.25%, 10/15/23	529,415
500,000	PA Turnpike Commn. Rev. Cap. Appreciation Sub Series 2009-C, zero coupon, 6.25% effective yield, 6/1/33	380,085
155,000	Potter Co. Hosp. Auth. Rev. Series 1996 (Charles Cole Mem. Hosp. Proj.) (Radian insured), 5.95%, 8/1/16	155,119
25,000	South Fork Municipal Auth. Hosp. Rev. Series 1998-B (Conemaugh Valley Mem. Hosp. Proj.), 5.375%, 7/1/22	25,053

		3,102,139

Puerto Rico (0.6%)
500,000	Puerto RicoElec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	360,625
500,000	Puerto Rico Commonwealth Hwy. & Transportation Auth. Rev. Ref. Series 2007-N, variable rate, 7/1/45	244,875
500,000	Puerto Rico Sales Tax. Fin. Corp. Rev. Series 2007-A, variable rate, 8/1/57	324,875

		930,375

Rhode Island (1.0%)
565,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.80%, 7/1/20	556,960
500,000	RI Hsg. & Mtg. Fin. Corp. Rev. Series 2008-A2 (Home Ownership Oppty. Proj.), 5.625%, 10/1/38	523,190
500,000	RI Student Loan Sr. Rev. Series 2009-A, 5.75%, 121/27	532,035

		1,612,185

See accompanying notes to portfolios of investments on page 46.	27

Sit Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
South Carolina (0.4%)
	SC Jobs Econ. Dev. Auth. Hlth. Care Fac. Rev. (Woodlands at Furman Proj.):
500,000	Series 2007-A, 6.00%, 11/15/27	428,920
250,000	Series 2007-B, 5.15%, 11/15/42	237,665

		666,585

Tennessee (1.5%)
475,000	Blount Co. Hlth. & Educ. Fac. Brd. Rev. Ref. Series 2007-A (Asbury Inc. Proj.), 4.75%, 4/1/12	481,203
495,000	Metro Govt. Nashville & Davidson Co. Hlth. & Educ. Facs. Brd. Multifamily Hsg. Rev.
	Series 2005-A (Prestige Proj.), 7.50%, 12/20/40	388,105
240,000	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.
	Series 2001-A (GNMA collateralized), 6.625%, 3/20/36	253,606
	Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:
	(CME Memphis Apts. Proj.):
1,850,000	Senior Series 1998-A, 5.35%, 1/1/19 (7) (8)	186,591
7,875,000	Senior Series 1998-A, 5.55%, 1/1/29 (7) (8)	791,359
1,630,000	Subordinate Series 1998-C, 6.00%, 1/1/29 (7) (8)	16
	(Eastwood Park Apts. Proj.):
1,000,000	Senior Series 1995-A2, 6.40%, 9/1/25 (7) (8)	302,710
405,000	Subordinate Series 1995-C, 7.50%, 9/1/25 (7) (8)	4

		2,403,594

Texas (8.1%)
450,000	Austin Convention Enterprises, Inc. (Convention Ctr.) Rev. Ref. Series 2006, 5.25%, 1/1/24	411,714
20,000	Austin Utilities System Rev. Ref. Series 1993 (NATL insured), 5.25%, 5/15/18	20,064
	Bexar Co. HFC Multifamily Hsg. Rev.:
250,000	Series 2000-A (Dymaxion & Marbach Pk. Apts. Proj.), 6.10%, 8/1/30	196,490
540,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30	375,435
90,000	Ref. Series 2001-A (Nob Hill Apartments Proj.), 5.50%, 6/1/11	85,787
115,000	Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%, 12/1/14	105,576
440,000	Series 2001-A-1 (American Opportunity -Waterford Proj.), 6.50%, 12/1/21	385,475
500,000	Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33	430,170
1,953,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.), 6.75%, 10/20/32	2,033,464
235,133	El Paso Hsg. Fin. Corp. Single Family Mtg. Rev. Series 2001-A3 (GNMA collateralized), 6.18%, 4/1/33	245,131
1,241,889	Galveston Co. Municipal Util. Dist. No. 52 Series 2009-A, 6.69%, 2/23/10	1,242,858
100,000	Harris Co. Spl. Rev. Sr. Lien Series 1998-A (Houston Sports Auth. Proj.), 5.00%, 11/15/28	95,835
500,000	La Vernia Higher Educ. Fin. Corp. Rev. Series 2008 (Friends Life Proj.), 6.00%, 2/15/18	473,815
250,000	North TX Twy. Auth. Toll Rev. Ref. Series 2008-F, 6.125%, 1/1/31	265,885
1,000,000	Northeast TX Wtr. Dist. Rev. Series 2009 (Southside Water Facs. Proj.) zero coupon, 8.50% effective yield, 9/1/27	280,460
750,000	Port Corpus Christi Auth. Gen. Rev. Ref. Series 1989 (Union Pacific-Conv.), 5.65%, 12/1/22	764,430
1,175,000	Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.), 5.625%, 12/1/28	1,038,500
385,000	Rio Grande Valley Hlth. Facs. Dev. Corp. Hosp. Rev. Series 1992 (Valley Baptist Proj.), 6.40%, 8/1/12	385,851
	Tarrant Co. Cultural Educ. Facs. Fin. Corp. Retirement Fac. Rev. Series 2007:
300,000	(C.C. Young Mem. Hom. Proj.), 5.00%, 2/15/13	306,990
250,000	(Buckingham Sr. Living Cmnty. Inc. Proj.), 5.25%, 11/15/16	247,645
490,000	Tarrant Co. HFC Multifamily Hsg. Rev. Subordinate Seroes 2001-C
	(Crossroads Apt. Proj.), 7.25%, 12/1/36 (7) (8)	4,900
	TX Municipal Gas Acq. & Supply Corp. I Gas Supply Sr. Lien Rev.:
500,000	Series 2006-C, variable rate, 12/15/26	343,125
35,000	Series 2008-D, 6.25%, 12/15/26	38,303
300,000	TX Municipal Gas Acq. & Supply Corp. II Gas Supply Rev. Series 2007, variable rate, 9/15/27	235,875
220,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	221,146

Quantity ($)	Name of Issuer	Fair Value ($)(1)
500,000	TX St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev. Series 2007-A (Idea Pub. Sch. Proj.)
	(ACA insured), 5.00%, 8/15/30	377,255
	TX Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.:
1,000,000	Series 2006-A (Kipp Inc. Proj.) (ACA Insured), 5.00%, 2/15/28	815,400
735,000	Series 2006-A (Ed-Burnham Wood Proj.), 5.50%, 9/1/18	684,380
835,000	Travis Co. Hlth. Facs. Dev. Corp. Retirement Fac. Rev. Series 2005
	(Querencia Barton Creek Proj.), 4.90%, 11/15/13	854,472

		12,966,431

Utah (0.6%)
250,000	Provo Charter Sch. Rev. Series 2007 (Freedom Academy Fdtn. Proj.), 5.50%, 6/15/37	196,780
857,000	UT Assoc. Muni. Pwr. Sys. Rev Series 2007-A, 5.00%, 5/1/27	716,289

		913,069

Virginia (1.5%)
1,000,000	Farms New Kent Cmnty. Dev. Auth. Spl. Assmt. Series 2006-A, 5.125%, 3/1/36	622,780
1,500,000	Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (NATL insured), 5.38%, 7/1/36	1,517,235
150,000	Washington Co. Indl. Dev. Auth. Hosp. Rev. Series 2009-C (Mtn. Sts. Hlth. Alliance Proj.), 7.25%, 7/1/19	181,467

		2,321,482

Washington (1.5%)
915,000	Kalispel Tribe Indians Priority Dist. Rev. Series 2008, 6.20%, 1/1/16	866,240
250,000	Okanogan Co. Pub. Hosp. Dist. No. 4 G.O. Series 2007 (Radian insured), 5.625%, 12/1/23	261,070
1,250,000	WA State Hsg. Fin. Commn. Nonprofit Rev. Series 2007-B (Skyline At First Hill Proj.), 5.10%, 1/1/13	1,235,113

		2,362,423

West Virginia (0.8%)
1,350,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995-C (Monongahela Pwr. Co.), 6.15%, 5/1/15	1,351,471

Wisconsin (4.1%)
250,000	WI Gen. Rev. Appropriation Rev. Series 2009-A, 6.00%, 5/1/27 (5)	300,742
	WI Hlth. & Educ. Fac. Auth. Rev.:
250,000	Series 1993-C (Sorrowful Mother Corp. Proj.), 5.50%, 8/15/23	250,115
500,000	Series 1996 (Aurora Med. Group Proj.), 5.75%, 11/15/25	500,225
220,000	Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28	210,973
1,000,000	Series 1999-A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	1,001,490
225,000	Series 1999-B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	225,785
500,000	Series 1999-B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29	500,085
900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	893,790
	Series 2001 (Agnesian Healthcare, Inc. Proj.):
550,000	6.00%, 7/1/17	566,522
340,000	6.00%, 7/1/21	348,361
	Series 2003 (Synergy Hlth., Inc. Proj.):
215,000	6.00%, 11/15/23	226,077
250,000	6.00%, 11/15/32	260,902
450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	464,904
500,000	Series 2004-A (Beaver Dam Cmnty. Hosp., Inc.), 6.75%, 8/15/34	501,590
250,000	Series 2009-C2 (St. Johns Cmntys., Inc.), 5.40%, 9/15/14	250,233

		6,501,794

Total municipal bonds (cost: $166,452,140)		138,807,446

See accompanying notes to portfolios of investments on page 46.	29

Sit Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
Closed-End Mutual Funds (7.2%) (2)
32,600	BlackRock Long-Term Municipal Advantage Trust (BTA)	336,758
66,500	BlackRock MuniYield Insured Fund (MYI)	848,540
33,800	BlackRock MuniHoldings Florida Insured Fund (MFL)	442,442
54,500	BlackRock MuniYield Florida Fund (MYF)	712,315
23,700	BlackRock MuniYield Michigan Insured Fund (MIY)	313,788
23,000	BlackRock MuniYield Michigan Insured Fund II (MYM)	284,740
208,600	DWS Municipal Income Trust (KTF)	2,428,104
12,390	Eaton Vance National Municipal Income Trust (FEV)	151,034
44,000	Insured Municipal Income Fund (PIF)	622,160
58,300	Investment Grade Municipal Income Fund (PPM)	836,022
62,600	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund (MZF)	826,320
6,000	Morgan Stanley Quality Investment (IQT)	76,440
76,000	Nuveen Florida Investment Quality Municipal Fund (NQF)	988,760
7,300	Nuveen Florida Quality Income Municipal Fund (NUF)	97,017
11,700	Nuveen Michigan Premium Income Municipal Fund (NMP)	147,303
21,500	Nuveen Premier Municipal Income Fund (NPF)	286,810
67,411	Putnam Municipal Opportunities Trust (PMO)	773,204
36,800	Van Kampen Advantage Municipal Income Trust II (VKI)	443,440
28,200	Van Kampen Pennsylvania Value Municipal Income Trust (VPV)	359,550
9,100	Van Kampen Select Sector Muni Fund (VKL)	104,468
25,889	Van Kampen Trust Investment Grade Muni Fund (VGM)	362,451

Total closed-end mutual funds (cost: $11,243,246)		11,441,666

Short-Term Securities (4.8%) (2)
7,734,694	Dreyfus Tax-Exempt Cash Management Fund, 0.17%	7,734,694

Total short-term securities (cost: $7,734,694)

Total investments in securities (cost: $185,430,080) (6)		$157,983,806

30	See accompanying notes to portfolios of investments on page 46.

This page has been left blank intentionally.

Sit Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2009

Senior Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Sit Minnesota Tax-Free Income Fund provided a total return of +12.87% for the 6-month period ended September 30, 2009, compared with a total return of +4.53% for the Barclays Capital 5-Year Municipal Bond Index. As of September 30, 2009, the Fund’s 30-day SEC yield was 4.77% and its 12-month distribution rate was 4.89%.
          Municipal bond yields declined sharply during the six-month period, resulting in strong returns for the asset class, particularly in the most recent three months. The yield curve flattened as yields on longer maturity bonds fell more than yields on shorter maturity bonds. In addition, yield spreads on lower rated credits narrowed substantially from historically wide levels as the financial turmoil of 2008 continued to unwind and as investors reached for yield.
          The Fund’s strong outperformance was attributable to a broad improvement in prices for the types of bonds in which it invests, thus helping it to recoup much of the price depreciation that occurred in the second half of 2008. The Fund primarily invests in revenue bonds, which significantly outperformed general obligation bonds during the six-month period. Of the significant industries in which the Fund invests, other revenue bonds provided the best relative return, followed by hospital bonds, and by then multifamily housing and education bonds. These four industries represent almost two-thirds of the Fund’s holdings. The Fund also benefited from improving prices in A-rated and BBB rated securities, as well as in non-rated bonds, which altogether represent over two-thirds of its investments. We believe that the Fund’s duration positioning, which was little changed during the period at 4.9 years, was a less significant contributor to the Fund’s performance.
          Looking forward, we expect a moderate rebound in economic activity over the remainder of 2009, but believe that this growth will decelerate in early 2010. We believe the Federal Reserve will keep short-term interest rates low at least into next spring, as the economy and employment will be slow to recover. In this environment, we expect the municipal bond market rally to continue through year-end with continued narrowing of yield spreads and the strongest relative performance in longer duration bonds. Longer maturity and lower rated bonds with stable credit outlooks continue to offer attractive yields. The ratings outlook on Minnesota bonds has benefited from a more stable fiscal environment, relative to other states. Diversification remains a key factor in managing risk.

INVESTMENT OBJECTIVE AND STRATEGY
          The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.
          During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

PORTFOLIO SUMMARY

Net Asset Value 9/30/09:	$9.89 Per Share

3/31/09:	$8.97 Per Share

Total Net Assets:	$273.3 Million

30-day SEC Yield:	4.77%

Tax Equivalent Yield:	7.96%(1)

12-Month Distribution Rate:	4.89%

Average Maturity:	14.6 Years

Duration to Estimated Avg. Life:	4.9 Years(2)

Implied Duration:	7.1 Years(2)

(1)	For individuals in the 35.0% federal tax and 7.85% MN tax brackets.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

Sit MN Tax-Free Income Fund		Barclays Capital 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index
3 Month**	8.51%	3.75%	6.85%
6 Month**	12.87	4.53	N/A
1 Year	11.89	11.01	13.33
5 Years	3.97	4.55	4.08
10 Years	4.51	5.18	4.95
Inception	4.88	5.08	4.78
(12/1/93)

CUMULATIVE TOTAL RETURNS*

Sit MN Tax-Free Income Fund		Barclays Capital 5-Year Muni. Bond Index	Lipper MN Muni Bond Fund Index
1 Year	11.89	11.01	13.33
5 Year	21.51	24.93	22.15
10 Year	55.39	65.75	62.07
Inception	112.67	119.07	109.55
(12/1/93)
*As of 9/30/09.		**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Barclays Capital 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/1/93) and held until 9/30/09 would have grown to $21,267 in the Fund or $21,907 in the Barclays Capital 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Adviser’s Assessment of Non-Rated Securities
AAA	0.0%
AA	0.5
A	7.5
BBB	17.2
BB	11.2
<BB	0.3

Total	36.7%

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Minnesota Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
Municipal Bonds (96.8%) (2)
Education/Student Loan (10.8%)
1,070,000	Brooklyn Park Lease Rev. Series 2009A (Prairie Seeds Academy Proj.), 8.00%, 3/1/20	1,175,192
	Intermediate Sch. Dist. 287 Lease Rev. Series 2006:
4,102,205	5.46%, 1/1/28	4,101,835
5,152,637	5.30%, 11/1/32	5,426,397
	Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
775,000	5.125%, 1/1/16	726,741
875,000	6.25%, 1/1/21	815,342
	Minnesota Higher Educ. Fac. Auth. Rev.:
307,916	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	308,381
700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	700,595
150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	150,054
75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	70,844
700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	703,388
50,000	Series 2000-5E (St. Mary’s Univ.), 6.75%, 3/1/22	50,333
100,000	Series 2000-5E (St. Mary’s Univ.), 6.75%, 3/1/26	100,546
500,000	Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23	538,250
1,250,000	Series 2008-6W (Univ. St. Thomas), 6.00%, 10/1/25	1,360,775
2,579,470	Series 2006-6M (College of St. Benedict), 4.493%, 10/1/16	2,584,577
1,933,239	Series 2007-6N (College St. Catherine), 4.75%, 4/26/27	1,850,709
910,000	Series 2007-6R (Bethel University), 5.50%, 5/1/14	935,899
600,000	Series 2007-6R (Bethel University), 5.50%, 5/1/22	604,404
1,400,000	Series 2007-6S (St. Scholastica College), 5.00%, 12/1/27	1,373,694
	Pine City Lease Rev. Series 2006-A (Lakes Intl. Language Academy Proj.):
315,000	5.75%, 5/1/16	306,252
300,000	6.00%, 5/1/26	270,810
505,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	502,960
766,133	Olmsted Co. Hsg. & Redev. Auth. Series 2007 (Schaeffer Academy Proj.), 4.977%, 4/25/27	605,681
	St. Paul Hsg. & Redev. Auth. Lease Rev.:
375,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	385,736
605,000	Series 2006-A (Hmong Academy Proj.), 5.50%, 9/1/18	565,663
	Series 2006-A (Cmnty. Peace Academy Proj.):
685,000	4.35%, 12/1/12	672,054
600,000	4.35%, 12/1/14	573,960
1,500,000	5.00%, 12/1/18	1,417,500
500,000	St. Paul Hsg. & Redev. Auth. Rev. Ref. Series 2007 (St. Paul Acad. & Summit Proj.), 5.00%, 10/1/24	529,390
100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	100,011

		29,507,973

Escrowed To Maturity/Prerefunded (0.4%)
55,000	Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22	58,551
50,000	Northfield Hospital Rev. Series 2001-C, 6.00%, 11/1/21	55,042
465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12	491,286
510,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2001-A (Cmnty. of Peace Academy), 6.375%, 12/1/11	541,039

		1,145,918

General Obligation (0.9%)
120,000	Austin Impt. G.O. Series 1998-B, 4.70%, 2/1/13	120,348
650,000	Dakota Co. Cmnty. Dev. Agy. Sr. Hsg. Facs. G.O. Series 2007-A, 5.00%, 1/1/26	713,355
300,000	Metropolitan Council Minneapolis-St. Paul Met. Area Tran. G.O. Series 2008-B, 4.50%, 3/1/26	316,200
605,000	Minneapolis Ref. G.O. Series 1996 (Sports Arena Proj.), 5.125%, 10/1/20	606,204
500,000	Northern Mariana Islands Commonwealth Ref. G.O. Series 2007-B, 5.00%, 10/1/22	416,360
150,000	Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12	150,530

Quantity ($)	Name of Issuer	Fair Value ($)(1)
100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	100,371
30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,096

		2,453,464

Hospital/Health Care (24.8%)
	Aitkin Hlth. Care Fac. Rev. Refunding Series (Riverwood Hlth. Care Ctr. Proj.):
615,000	5.00%, 2/1/12	630,209
250,000	5.25%, 2/1/14	255,567
	Bemidji Hlth. Care Facs. Rev. Ref. Series 2006 (North County Health Svcs. Proj.):
435,000	5.00%, 9/1/21	442,360
250,000	5.00%, 9/1/24	249,470
4,025,000	Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30	4,141,000
	Carlton Hlth. Care & Hsg. Fac. Rev. Ref. Series 2006 (Faith Care Ctr. Proj.):
100,000	5.00%, 4/1/13	103,901
400,000	5.20%, 4/1/16	378,980
1,000,000	Chippewa Co. Gross Rev. Series 2007 (Montevideo Hosp. Proj.), 4.625%, 3/1/14	1,020,180
365,000	Cold Spring Hlth. Care Facs. Rev. Series 2008 (Assumption Home, Inc. Proj.), 7.25%, 3/1/23	389,276
	Cold Spring Nursing Home & Sr. Hsg. Rev. Series 2005 (Assumption Home, Inc. Proj.):
135,000	4.70%, 3/1/14	137,539
145,000	4.80%, 3/1/15	143,754
150,000	4.90%, 3/1/16	143,104
	Crookston Hlth. Care Fac. Rev. Ref. Series 2007 (Riverview Hlth. Proj.):
285,000	4.75%, 5/1/10	286,003
650,000	4.85%, 5/1/12	664,722
50,000	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.), 5.50%, 9/1/11	50,511
	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
	Series 2005:
265,000	4.50%, 6/1/13	271,013
400,000	5.20%, 6/1/25	362,916
430,000	Ref. Series 2007, 4.75%, 6/1/18	390,246
1,500,000	Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,497,945
415,000	Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34	415,232
1,500,000	Douglas Co. Gross Hlth. Care Facs. Rev. Series 2008-A (Douglas Co. Hosp. Proj.), 6.00%, 7/1/28	1,555,620
195,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke’s Hosp. Proj.), 6.00%, 6/15/12	203,832
773,274	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36	727,821
946,931	Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
	Series 2005, 5.20%, 12/20/35	912,519
	Elk River Rev. Series 1998 (Care Choice Member Proj.):
660,000	5.60%, 8/1/13	660,515
115,000	5.75%, 8/1/23	103,271
1,925,000	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.), 5.00%, 4/1/25	1,823,533
	Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
115,000	5.10%, 11/1/09	115,060
120,000	5.20%, 11/1/10	119,390
135,000	5.40%, 11/1/12	135,054
140,000	5.50%, 11/1/13	140,053
	Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
970,000	5.25%, 9/15/18	955,692
705,000	5.30%, 9/15/28	627,598
	Inver Grove Heights Nursing Home Rev. Refunding Series 2006 (Presbyterian Homes Care Proj.):
275,000	5.00%, 10/1/11	284,474
290,000	5.00%, 10/1/12	296,070

See accompanying notes to portfolios of investments on page 46.	35

Sit Minnesota Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
	Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.):
1,000,000	5.00%, 9/1/20	1,019,970
780,000	5.00%, 9/1/29	755,118
	Maple Grove Hlth. Care Sys. Rev. Series 2007 (Maple Grove Hosp. Corp.):
1,200,000	5.25%, 5/1/25	1,253,328
1,500,000	5.25%, 5/1/28	1,545,315
300,000	Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.), 4.375%, 10/1/09	300,006
	Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
150,000	Series 2003-B, 4.85%, 11/1/11	153,710
50,000	Series 2003-A, 5.00%, 11/1/14	51,227
850,000	Series 2003-A, 5.85%, 11/1/23	866,303
100,000	Series 2003-A, 6.00%, 11/1/28	101,546
3,500,000	Marshall Medical Ctr. Gross Rev. Series 2006 (Avera Marshall Reg. Med. Ctr. Proj.), 4.75%, 11/1/28	3,112,305
	Meeker Co. Hosp. Facs. Gross Rev. Series 2007 (Mem. Hosp. Proj.):
500,000	5.00%, 11/1/14	512,145
1,000,000	5.625%, 11/1/22	1,015,840
	Minneapolis Hlth. Care Sys. Rev. Series 2008-A (Fairview Hlth Svcs. Proj.):
1,000,000	6.00%, 11/15/18	1,149,120
500,000	6.375%, 11/15/23	571,910
1,000,000	Minneapolis Hsg. & Hlth. Care Facs. Rev. Ref. Series 2007-A (Providence Proj.), 5.50%, 10/1/14	999,570
600,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners Proj.), 5.875%, 12/1/29	606,672
250,000	Minneapolis Pooled Rev. Series 1999 (Care Choice Member Proj.), 5.75%, 4/1/19	237,795
	Minneapolis Hlth. Care Fac. Rev.:
1,470,000	Series 2005 (Jones-Harrison Residence Proj.), 5.40%, 10/1/25	1,355,075
	Series 2005-E (Augustana Chapel View Homes Proj.):
205,000	4.40%, 6/1/10	204,789
220,000	4.55%, 6/1/11	223,909
240,000	4.80%, 6/1/13	243,245
250,000	4.90%, 6/1/14	252,955
255,000	5.00%, 6/1/15	253,615
270,000	5.10%, 6/1/16	260,196
285,000	5.25%, 6/1/17	274,615
	Minneapolis Hsg. Fac. Rev. (Augustana Chapel View Homes Proj.):
	Series 2004-A:
315,000	5.20%, 1/1/11	318,194
500,000	5.75%, 1/1/19	493,085
530,000	5.80%, 1/1/24	496,265
200,000	5.50%, 6/1/27	174,964
120,000	MN Agr. & Econ. Dev. Board Hlth. Care Rev. Series 1999 (Benedictine Care Centers. Proj.), 5.50%, 2/1/10	120,029
	MN Agr. & Econ. Dev. Board Rev.:
	Evangelical Lutheran Good Samaritan Society Proj.:
405,000	Series 2000, 6.55%, 8/1/16	420,402
1,330,000	Series 2000, 6.625%, 8/1/25	1,372,999
250,000	Series 2002, 5.50%, 2/1/12	262,487
	Series 2000-A (Fairview Hlth. Care Sys. Proj.):
10,000	6.375%, 11/15/22	10,298
130,000	6.375%, 11/15/29	133,037
110,000	Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.), 4.10%, 12/1/10	107,557
	New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
50,000	5.60%, 3/1/12	50,469
1,175,000	5.90%, 3/1/19	1,147,611
920,000	5.875%, 3/1/29	836,032

Quantity ($)	Name of Issuer	Fair Value ($)(1)
900,000	Northfield Hospital Rev. Series 2006 5.50%, 11/1/15	929,178
	Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
775,000	5.45%, 7/1/13	775,698
900,000	5.55%, 7/1/19	900,072
240,000	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.), 5.00%, 7/1/10	240,094
180,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
	(Hosp. Auxilio Oblig. Group Proj.), 6.25%, 7/1/16	180,333
	Redwood Falls Hosp. Fac. Gross Rev. Series 2006 (Redwood Area Hosp. Proj.):
190,000	5.00%, 12/1/09	190,169
100,000	5.00%, 12/1/10	100,625
1,000,000	5.00%, 12/1/21	965,450
100,000	Rochester Hlth. Care Facs. Rev. Series 2006 (Mayo Clinic Proj.), 5.00%, 11/15/36	103,993
	Sauk Rapids Hlth. Care & Hsg. Facs. Rev. Series 2009 (Good Shepherd Lutheran Home Proj.):
100,000	5.00%, 1/1/12	102,128
115,000	5.00%, 1/1/13	117,588
1,000,000	6.75%, 1/1/24	1,038,500
1,000,000	7.25%, 1/1/29	1,037,890
	Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
125,000	5.10%, 9/1/25	122,460
3,475,000	5.25%, 9/1/34	3,316,957
	Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.):
2,500,000	5.00%, 6/1/25	2,519,450
750,000	5.00%, 6/1/35	716,550
510,000	St. Cloud Hosp. Facs. Rev. Ref. Series 1996-B (St. Cloud Hosp. Proj.), 5.00%, 7/1/20	510,036
1,000,000	St. Louis Park Hlth. Care Facs. Rev. Series 2008-C (Park Nicollet Hlth. Svcs. Proj.), 5.50%, 7/1/23	1,067,140
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
250,000	5.00%, 5/15/10	250,328
60,000	5.00%, 5/15/11	60,056
1,365,000	5.20%, 5/15/13	1,366,133
2,070,000	5.25%, 5/15/18	2,070,269
1,000,000	St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14	984,700
1,963,205	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Series 2006, 5.63%, 10/1/33	1,659,850
1,210,000	St. Paul HRA Rev. Refunding Series 1996-C (St. Mary’s Home Proj.), 7.00%, 7/1/21	1,210,484
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
200,000	5.00%, 2/1/13	206,810
210,000	5.00%, 2/1/14	217,258
160,000	5.00%, 2/1/15	160,286
285,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001-A (Model Cities Hlth. Ctr.), 6.50%, 11/1/11	292,219
280,000	St. Paul Port Auth. Lease Rev. Series 2005-A (Health East Midway Campus Proj.), 5.00%, 5/1/10	279,143
50,000	Washington Co. Hsg. & Redev. Auth. Hosp. Rev. Series 1998 (Healtheast Proj.), 5.25%, 11/15/12	49,563

		67,639,548

Industrial / Pollution Control (2.7%)
330,000	Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10 (4)	331,501
615,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	626,574
500,000	Otter Tail Co. Rev. Sub. Series 2007-A (Otter Tail Proj.), 7.50%, 11/1/19 (4) (7) (8)	172,790
	Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
280,000	7.25%, 5/1/14 (4)(7)	184,800
505,000	7.375%, 5/1/17 (4)(7)	333,300
	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. :
300,000	Series 2002, 4.00%, 5/15/10	302,709
930,000	Series 2002, 5.375%, 5/15/33	925,629
	St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:

See accompanying notes to portfolios of investments on page 46.	37

Sit Minnesota Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
75,000	5.125%, 3/1/12	75,010
500,000	5.35%, 3/1/18	500,070
	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
750,000	zero coupon, 4.95% effective yield, 5/15/14	761,543
1,125,000	5.00%, 5/15/21	1,086,446
2,075,000	White Earth Band of Chippewa Indians Rev. Series 2000-A, 7.00%, 12/1/11	2,140,446

		7,440,818

Insured (5.3%)
1,500,000	Bemidji Hlth. Care Facs. Rev. Series 2002 (North Country Hlth. Svcs. Proj.) (Radian insured),
	5.00%, 9/1/24	1,496,820
1,600,000	Cohasset Poll. Ctl. Rev. Ref. Series 2004 (Coll. Allete Proj.) (Radian-IBCC insured), 4.95%, 7/1/22	1,627,376
20,000	Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10	20,075
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
1,000,000	Sub. Series 2001-D, 5.75%, 1/1/14 (4)	1,028,400
2,010,000	Ref. Sub. Series 2005-C, 5.00%, 1/1/22	2,122,781
1,750,000	Sub. Series 2007-B, 5.00%, 1/1/25	1,855,735
	Perham Gas Utility Rev. Series 1999 (Radian insured):
300,000	5.35%, 6/1/19	300,213
50,000	5.45%, 6/1/29	49,650
200,000	Plymouth Health Facs. Rev. Series 1994-A (West Health Proj.), 6.125%, 6/1/24	200,268
1,000,000	Puerto Rico Cwlth. Pub. Impt. G.O. Series 2001, 5.25%, 7/1/20	1,102,790
600,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU (FSA insured), variable rate, 7/1/29	457,350
	St. Cloud Hlth. Care Rev.:
375,000	Series 2000-A (St. Cloud Hosp. Obligated Group) (FSA insured), 5.75%, 5/1/26	381,581
1,000,000	Series 2008 (CentraCare Hlth. Sys. Proj.), 5.50%, 5/1/39	1,070,290
2,190,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
	(FSA insured), 7.10%, 11/1/23	2,732,091

		14,445,420

Multifamily Mortgage (18.3%)
	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
1,520,000	Villa Proj.) (GNMA collateralized), 5.25%, 8/1/18	1,521,824
	Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
625,000	Series 2000-A, 7.15%, 1/1/20	627,150
500,000	Series 2000-A, 7.25%, 1/1/32	500,795
2,715,000	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg. Gross Rev. & Ltd. Tax Refunding Series 1997-A
	(Lake Grace Apts. Proj.), 6.00%, 7/1/28	2,582,861
495,000	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.), 5.375%, 9/1/14 (4)	470,443
500,000	Cloquet Hsg. Fac. Rev. Ref. Series 2005-A (HADC Cloquet LLC Proj.), 5.50%, 8/1/25	439,715
700,000	Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
	6.50%, 5/1/25	699,909
	Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
170,000	5.50%, 11/1/10	169,373
545,000	5.80%, 11/1/18	545,087
2,565,000	Cottage Grove Sr. Hsg. Rev. Series 2006-A (Cottage Grove, Inc. Proj.), 5.00%, 12/1/31	2,108,379
75,000	Dakota Co. Cmnty. Dev. Agy. Multifamily Hsg. Rev. Ref. Series 2007-A (Commons On Marice Proj.),
	4.40%, 11/1/09	74,988
	Eden Prairie Multifamily Hsg. Rev. Refunding :
470,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21	506,712
675,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31	723,343
1,185,000	Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43	1,266,244
519,000	Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43	519,156

Quantity ($)	Name of Issuer	Fair Value ($)(1)
	Eveleth Multifamily Hsg. Rev. Sr. Series 2006-A1 (Manor House Woodland Proj.):
65,000	4.90%, 10/1/09	65,001
140,000	4.95%, 10/1/10	140,682
100,000	5.00%, 10/1/11	103,445
155,000	5.10%, 10/1/12	156,666
165,000	5.15%, 10/1/13	167,242
	Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
650,000	6.625%, 10/1/11	667,524
295,000	6.875%, 10/1/14	302,980
	Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
300,000	5.75%, 10/1/17	286,941
290,000	6.00%, 10/1/21	274,581
	Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
695,000	5.50%, 12/1/25	686,882
2,000,000	5.50%, 12/1/29	1,935,960
	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
10,000	Series 1999-B, 5.00%, 10/1/09	10,000
500,000	Series 1999-A, 5.20%, 10/1/19	488,575
1,660,000	Series 1999-A, 5.30%, 10/1/29	1,483,094
245,000	Inver Grove Heights Nursing Home Rev. Ref. Series 2006 (Presbyterian Homes
	Care Proj.), 5.50%, 10/1/33	205,045
1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29 (4)	1,299,214
2,765,000	Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series (Torre De San Proj.)
	(GNMA Collateralized), 4.75%, 1/20/42 (4)	2,546,814
	Minneapolis Multifamily Hsg. Rev.:
285,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	285,009
3,255,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	3,258,255
1,200,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)	1,200,684
310,000	Series 2000 (Garr Scott Loft Proj.) (LOC U.S. Bank), 5.95%, 5/1/30 (4)	314,755
830,000	Series 2007 (Blaisdell Apts. Proj.), 5.10%, 4/1/17 (4)	749,681
	Ref. Series 2007-A (Keeler Apts. Proj.):
150,000	4.50%, 10/1/12	148,962
580,000	4.65%, 10/1/15	559,387
	Moorhead Sr. Hsg. Rev. Series 2006 (Sheyenne Crossing Proj.):
370,000	5.00%, 4/1/13	384,434
170,000	5.10%, 4/1/14	172,373
	MN HFA Hsg. Fin. Agy. Rental Hsg.:
85,000	Series 2004-A, 4.875%, 8/1/24 (4)	84,950
	Series 1997-A:
60,000	5.40%, 8/1/10 (4)	60,114
125,000	5.45%, 8/1/11(4)	125,192
1,350,000	MN HFA Residential Hsg. Rev. Series 2006-I, 5.00%, 7/1/21 (4)	1,375,285
650,000	MN HFA Residential Hsg. Rev. Series 2006-A1, 5.10%, 8/1/47 (4)	624,611
	Minnetonka Multifamily Hsg. Rev. Ref. Series 1999-A (GNMA coll.) (Archer Heights Apts. Proj.):
540,000	5.10%, 7/20/13 (4)	551,394
975,000	5.20%, 1/20/18 (4)	987,841
	North Oaks Sr. Hsg. Rev. Series 2007 (Presbyterian Homes North Oaks Proj.):
500,000	5.25%, 10/1/13	511,665
1,565,000	5.625%, 10/1/17	1,563,310
500,000	5.75%, 10/1/22	495,715
115,000	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.), 4.75%, 7/1/10	115,076

See accompanying notes to portfolios of investments on page 46.	39

Sit Minnesota Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
	Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
140,000	5.35%, 8/1/15	137,109
200,000	5.625%, 8/1/20	189,644
550,000	5.75%, 8/1/25	501,424
250,000	6.00%, 8/1/31	226,602
460,000	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.), 5.00%, 4/1/12	474,393
725,000	Oronoco Multifamily Hsg. Rev. Ref. Series 2006 (Wedum Shorewood Campus Proj.), 4.70%, 6/1/11	741,465
125,000	Pine City Hlth. Care & Hsg. Rev. Series 2006-A (North Branc Proj.), 4.50%, 10/20/16	130,225
500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	493,190
2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Fin.)
	(Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)	3,094,560
600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
	(Northway Manor Apts. Proj.) (Section 8), 5.35%, 12/1/18	509,460
1,280,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Series 1993 (Germain Towers Proj.)
	(Section 8), 5.90%, 9/1/20	1,104,166
180,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
	(Sun Cliffe Apts. Proj.) (GNMA collateralized), 5.875%, 7/1/15	181,175
1,000,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Ref. Series 2007-A,
	(Marian Ctr. Proj.), 5.20%, 11/1/22	855,280
	St. Paul Hsg. & Redev. Auth. Rev. Series 2007-A (Rossy & Richard Schaller Proj.):
400,000	5.15%, 10/1/42	295,532
450,000	4.80%, 10/1/18	431,753
670,000	Stillwater Multifamily Hsg. Rev. Series 2007 (Orleans Homes LP Proj.), 5.00%, 2/1/17 (4)	618,658
120,000	Victoria Sr. Hsg. Rev. Series 2003 (Chanhassen, Inc. Proj.), 5.50%, 8/1/18	115,681
	Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Ref. Series:
755,000	1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	755,612
695,000	2002 (Woodland Park Apts. Proj.) (Co. Guaranteed), 4.70%, 10/1/26	700,609
1,000,000	Willmar Hsg. & Redev. Auth. Multifamily Rev. Sub. Series 2008-B (Copperleaf Proj.), 8.00%, 3/15/41	1,015,100
250,000	Woodbury Econ. Dev. Auth. Sr. Hsg. Rev. Series 2006-B (Summerhouse Woodbury Proj.),
	5.75%, 6/1/41	220,400

		49,937,356

Municipal Lease (2.6%) (5)
200,000	Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	223,386
300,000	Andover Econ. Dev. Auth. Lease Rev. Prerefunded Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	335,079
40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	40,041
1,839,753	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	1,599,426
72,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13	72,182
489,073	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13	483,351
	Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
300,000	4.00%, 10/1/09	300,006
300,000	4.50%, 10/1/10	303,168
200,000	5.00%, 10/1/11	204,354
1,250,000	5.125%, 10/1/20	1,242,213
150,000	5.25%, 10/1/14	155,228
400,000	5.25%, 10/1/25	384,920
315,000	5.375%, 10/1/30	298,863
1,455,000	Winona Indpt. Sch. Dist. 861 Lease Purchase, 6.04%, 8/1/24	1,462,624

		7,104,841

Public Facilities (0.4%)
50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	50,661
250,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	257,405

Quantity ($)	Name of Issuer	Fair Value ($)(1)
	Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
135,000	4.625%, 2/1/12	136,991
255,000	5.00%, 2/1/16	256,811
125,000	5.10%, 2/1/18	125,359
	Victoria Recreational Facility Gross Rev. Series 2002:
70,000	4.75%, 2/1/12	70,771
75,000	4.75%, 8/1/12	75,826
85,000	5.10%, 8/1/15	86,035
205,000	Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A, 4.55%, 8/1/17	167,825
		1,227,684
Single Family Mortgage (13.1%)
	Dakota Co. Cmnty. Dev. Agy. Single Family Mtg. Rev.:
2,624,421	Series 2006 (FNMA, GNMA, & FHLMC backed), 5.30%, 12/1/39 (4)	2,690,268
1,812,135	Series 2007-A (FNMA, GNMA, & FHLMC backed), 5.125%, 12/1/40 (4)	1,840,694
	Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
20,000	Series 1997, 6.25%, 11/1/30	20,820
1,135,926	Series 2005-A3, 5.10%, 4/1/27	1,190,405
387,241	Series 2006-A3, 5.70%, 4/1/27	404,702
1,666,094	Series 2006-A5, 5.45%, 4/1/27	1,728,689
3,700,309	Series 2007-A1, 5.25%, 12/1/40 (4)	3,783,270
875,000	Series 2007-A2, 5.52%, 3/1/41 (4)	914,174
	MN HFA Single Family Mtg. Rev.:
285,000	Series 1994-E, 5.60%, 7/1/13	285,704
190,000	Series 1994-E, 5.90%, 7/1/25	190,194
45,000	Series 1996-D, 6.00%, 1/1/16	45,087
165,000	Series 1997-I, 5.50%, 1/1/17	165,231
70,000	Series 1996-H, 6.00%, 1/1/21	70,093
335,000	Series 1997-D, 5.85%, 7/1/19 (4)	347,154
15,000	Series 1997-E, 5.90%, 7/1/29 (4)	15,067
10,000	Series 1997-G, 6.00%, 1/1/18	10,123
460,000	Series 1998-C, 5.25%, 1/1/17	460,570
130,000	Series 1998-F-1, 5.45%, 1/1/17	131,343
40,000	Series 1998-F, 5.70%, 1/1/17	40,428
60,000	Series 1998-A, 4.90%, 7/1/10	60,478
2,045,000	Series 1998-G, 6.00%, 7/1/22 (4)	2,069,663
840,000	Series 1999-B, 5.20%, 7/1/17	841,033
260,000	Series 1999-B, 5.25%, 1/1/20	262,246
45,000	Series 1999-H, 5.30%, 7/1/11	45,880
75,000	Series 2000-A, 5.75%, 7/1/18	75,114
90,000	Series 2000-C, 6.10%, 7/1/30 (4)	92,512
420,000	Series 2001-A, 5.35%, 7/1/17	434,990
775,000	Series 2002-E, 5.00%, 1/1/20	788,206
290,000	Series 2003-I, 4.30%, 7/1/11 (4)	294,831
540,000	Series 2003-I, 5.10%, 7/1/20 (4)	547,425
490,000	Series 2005-G, 4.30%, 1/1/18	504,837
1,455,000	Series 2006-B, 5.00%, 1/1/37 (4)	1,467,498
1,950,000	Series 2006-M, 4.80%, 7/1/26 (4)	1,913,340
925,000	Series 2007-D, 5.50%, 1/1/38 (4)	941,502
1,000,000	Series 2007-I, 4.75%, 7/1/27 (4)	973,030
1,975,000	Series 2007-Q, 5.15%, 7/1/28 (4)	1,990,286
1,975,000	Series 2007-Q, 5.25%, 7/1/33 (4)	1,984,816
1,160,000	Series 2008-B, 5.50%, 7/1/28 (4)	1,197,143

See accompanying notes to portfolios of investments on page 46.     41

Sit Minnesota Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)
1,495,000	Series 2008-B, 5.65%, 7/1/33 (4)	1,542,586
1,535,000	Series 2009-B, 5.90%, 7/1/28	1,624,030
1,845,000	Series 2009-B, 5.00%, 7/1/38	1,893,413
		35,878,875
Transportation (1.6%)
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev.:
75,000	Series 1999-B, 5.25%, 1/1/18 (4)	75,828
2,145,000	Series 2000-B, 6.00%, 1/1/18 (4)	2,177,196
20,000	Series 2001-B, 5.75%, 1/1/16 (4)	20,590
1,500,000	Sub. Series 2005-B, 5.00%, 1/1/25 (4)	1,488,825
100,000	Ref. Sub. Series 2005-C, 5.00%, 1/1/31	102,780
1,000,000	Puerto Rico Cwlth. Hwy. & Trnsn. Auth. Rev. Ref. Series 2007-N (FSA insured), variable rate, 7/1/45	489,750
		4,354,969
Utility (5.8%)
1,000,000	Chaska Elec. Rev. Ref. Series 2005-A (Generating Facs. Proj.), 5.25%, 10/1/25	1,055,200
965,000	Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A, 4.00%, 12/1/09	966,419
	MN Muni Pwr. Agy. Elec. Rev.:
2,000,000	Series 2004-A, 5.25%, 10/1/24	2,110,480
1,465,000	Series 2005, 5.00%, 10/1/35	1,514,839
700,000	Series 2007, 5.25%, 10/1/27	752,472
	North Branch Elec. Sys. Rev. Series 2008-B:
250,000	5.00%, 8/1/22	262,067
500,000	5.75%, 8/1/28	531,860
1,250,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 2007-UU, variable rate, 7/1/25	901,563
2,000,000	Puerto Rico Elec. Pwr. Auth. Rev. Series 2005-RR, 5.00%, 7/1/22	2,059,240
	Southern MN Pwr. Agy. Pwr. Supply Sys. Rev.:
3,100,000	Series 2006, 4.84%, 1/1/13	2,814,087
2,000,000	Series 2009-A, 5.25%, 1/1/30	2,146,800
780,000	Virgin Islands Water & Power Auth. Water Sys. Rev. Ref. Series 1998, 5.50%, 7/1/17	785,764
		15,900,791
Other Revenue Bonds (10.1%)
830,000	Brooklyn Park Econ. Dev. Auth. Tax Increment Rev. Series 2007-A (Huntington Site Dev. Proj.),
	5.00%, 2/1/10	834,947
	Columbia Heights Econ. Dev. Auth. Tax Increment Rev. Series 2007 (Huset Park Area Redev. Proj.):
288,000	5.00%, 2/15/17	252,809
510,000	5.20%, 2/15/22	407,220
900,000	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant’s Ridge Rec. Area Proj.),
	Series 2000, 7.25%, 11/1/16	924,714
737,801	Crystal Governmental Fac. Rev. Series 2006, 5.095%, 12/15/26	597,184
	Guam Gov. Section 30 Ltd. Obligation Rev. Series 2009-A:
1,000,000	5.50%, 12/1/19	1,047,120
400,000	5.375%, 12/1/24	415,372
	Lakeville Liquor Rev. Series 2007:
145,000	5.00%, 2/1/11	145,589
190,000	5.00%, 2/1/17	180,245
210,000	5.00%, 2/1/22	188,141
230,000	McLeod Co. Commercial Dev. Rev. Series 2005 (Southwest MN Foundation Proj.), 5.125%, 12/1/31	225,947
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
75,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	75,514
500,000	Series 1999-1A (Discount Steel), 5.25%, 6/1/19 (4)	500,560
160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	163,467

Quantity ($)	Name of Issuer	Fair Value ($)(1)
	Minneapolis Tax Increment Rev. Refunding Series 2007 (East River/Unocal Site Proj.):
120,000	4.80%, 2/1/12	118,840
245,000	5.10%, 2/1/17	227,157
240,000	5.20%, 2/1/21	208,560
	Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
600,000	4.50%, 2/1/13	559,374
100,000	4.50%, 2/1/10	99,584
100,000	4.60%, 2/1/11	97,911
125,000	4.70%, 2/1/12	120,535
125,000	4.80%, 2/1/13	117,807
550,000	Minneapolis Tax Increment Rev. Series 2006 (Grant Park Proj.), 5.00%, 2/1/16	518,551
	Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. Series 2006 (Metroplaines Proj.):
156,000	4.25%, 8/15/11	158,401
1,195,000	5.00%, 2/15/27	1,118,448
280,000	Puerto Rico Cwlth. Infrastructure Fin. Auth. Spl. Tax. Rev. Ref. Series 2005-C zero coupon, 8.40% effective yield, 7/1/28	83,642
1,000,000	Puerto Rico Sales Tax Fin. Corp. Rev. Series 2009-A, zero coupon, 6.75% effective yield, 8/1/32	764,450
	St. Anthony Hsg. & Redev. Auth. Tax Increment Rev. Series 2007 (Silver Lake Vlg. Phase 1A Proj.):
500,000	4.75%, 2/1/17	429,790
500,000	4.90%, 2/1/22	386,185
	St. Paul Hsg. & Redev. Auth. Rev. Series 2008 (Jimmy Lee Rec. Ctr. Proj.):
500,000	4.75%, 12/1/26	521,635
500,000	5.00%, 12/1/32	517,595
	St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	99,321
800,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19	726,392
1,086,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	953,932
967,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28	892,019
2,996,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	2,548,068
1,922,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	1,652,939
1,131,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	966,915
1,215,000	Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28	996,300
	St. Paul Port Auth. Lease Rev. Series 2007-1 (Regions Hosp. Parking Ramp Proj.):
200,000	5.00%, 8/1/10	200,996
390,000	5.00%, 8/1/11	395,714
805,000	5.00%, 8/1/21	750,341
2,150,000	5.00%, 8/1/36	1,697,339
715,000	St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.), 5.00%, 10/1/25	774,345
	Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B:
475,000	4.65%, 6/1/20	479,579
300,000	5.00%, 6/1/30	296,550
45,000	Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.), 6.625%, 6/1/20	45,613
620,000	Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20	642,221
	Virgin Islands Pub. Fin. Auth.:
185,000	Rev. Gross Receipts Taxes Loan Series 1999-A, 5.625%, 10/1/10	188,273
125,000	Sr. Lien Rev. Series 2004-A, 5.25%, 10/1/21	126,683
1,000,000	Rev. Series 2009-A (Diago Proj.), 6.625%, 10/1/29	1,069,470
		27,510,304

Total municipal bonds (cost: $268,887,292)		264,547,961

See accompanying notes to portfolios of investments on page 46.     43

Sit Minnesota Tax-Free Income Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Fair Value ($)(1)

Closed-End Mutual Funds (0.9%) (2)
10,900	Delaware Investments Minnesota Municipal Income Fund II	139,629
44,100	First American Minnesota Municipal Income Fund II	628,425
117,900	MN Municipal Income Portfolio	1,722,519

Total closed-end mutual funds (cost: $2,302,267)		2,490,573

Short-Term Securities (1.2%) (2)
3,332,747	Wells Fargo Minnesota Municipal Cash Fund, 0.01%	3,332,747

Total Short-Term Securities (cost: $3,332,747)

Total investments in securities (cost: $274,522,306) (6)		$ 270,371,281

This page has been left blank intentionally.

See accompanying notes to portfolios of investments on page 46.     45

Sit Mutual Funds
September 30, 2009

Notes to Portfolios of Investments

(1)	Securities are valued by procedures described in note 1 to the financial statements.

(2)	Percentage figures indicate percentage of total net assets.

(3)	At September 30, 2009, 0.6% of net assets in the U.S. Government Securities Fund were invested in GNMA mobile home pass-through securities.

(4)

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2009, 16.5% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5)

Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities (“Restricted Securities”) held by the Funds which have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

(6)	At September 30, 2009, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

	U.S. Government Securities Fund	Tax-Free Income Fund	Minnesota Tax-Free Income Fund

Cost for federal income tax purposes	$492,044,894	$185,430,080	$274,522,306

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$12,937,452	$1,763,948	$5,007,748
Gross unrealized depreciation	(1,205,401)	(29,210,222)	(9,158,773)

Net unrealized appreciation (depreciation)	$11,732,051	($27,446,274)	($4,151,025)

(7)

These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at September 30, 2009, is $2,789,597 and $690,890 in the Tax-Free Income and Minnesota Tax-Free Income Funds respectively, which represents 1.7% and 0.3% of the Fund’s net assets, respectively.

(8)	Presently non-income producing securities. Items identified are in default as to payment of interest.

(9)	This secuitry is being fair-valued according to procedures approved by the Board of Directors.

This page has been left blank intentionally.

Sit Mutual Funds
September 30, 2009

Statement of Asset and Liabilities (Unaudited)

Assets	U.S. Government Securities Fund	Tax-Free Income Fund	Minnesota Tax-Free Income Fund

Investments in securities, at identified cost	$492,044,894	$185,430,080	$274,522,306

Investments in securities, at fair value - see accompanying schedules for detail	$503,776,945	$157,983,806	$270,371,281
Cash in bank on demand deposit	—	—	14,468
Accrued interest and dividends receivable	2,772,427	2,567,580	3,998,381
Receivable for investment securities sold	—	—	—
Receivable for principal paydowns	31,411	—	—
Other receivables	—	15,000	31,217
Receivable for Fund shares sold	993,148	1,703,300	238,333

Total assets	507,573,931	162,269,686	274,653,680

Liabilities
Disbursements in excess of cash balances	2,781,260	534,518	—
Payable for investment securities purchased	6,290,407	1,271,904	—
Payable for Fund shares redeemed	94,439	265,000	132,455
Cash portion of dividends payable to shareholders	1,786,294	598,695	1,002,698
Other payables	2,783	12,553	—
Accrued investment management fees	317,861	99,769	176,738

Total liabilities	11,273,044	2,782,439	1,311,891

Net assets applicable to outstanding capital stock	$496,300,887	$159,487,247	$273,341,789

Net assets consist of:
Capital (par value and paid-in surplus)	$486,914,575	$216,274,436	$287,851,167
Undistributed (distributions in excess of) net investment income	—	—	—
Accumulated net realized gain (loss) from security transactions	(2,345,739)	(29,340,915)	(10,358,353)
Unrealized appreciation (depreciation) on investments	11,732,051	(27,446,274)	(4,151,025)

	$496,300,887	$159,487,247	$273,341,789

Outstanding shares	44,927,102	17,801,673	27,642,419

Net asset value per share of outstanding capital stock	$11.05	$8.96	$9.89

48	See accompanying notes to financial statements on pages 52-57.

Sit Mutual Funds
Six Months Ended September 30, 2009

Statement of Operations (Unaudited)

	U.S. Government Securities Fund	Tax-Free Income Fund	Minnesota Tax-Free Income Fund

Investment income:
Income:
Interest	$11,799,128	$4,272,613	$7,130,144

Total income	11,799,128	4,272,613	7,130,144

Expenses (note 3):
Investment management fee	1,786,516	579,848	1,030,522
Less fees and expenses absorbed by investment adviser	(50,137)	—	—

Total net expenses	1,736,379	579,848	1,030,522

Net investment income	10,062,749	3,692,765	6,099,622

Realized and unrealized gain (loss) on investments :
Net realized gain (loss)	408,586	(1,278,102)	(76,724)

Net change in unrealized appreciation (or depreciation) on investments	7,797,155	19,160,962	25,452,253

Net gain (loss) on investments	8,205,741	17,882,860	25,375,529

Net increase (decrease) in net assets resulting from operations	$18,268,490	$21,575,625	$31,475,151

See accompanying notes to financial statements on pages 52-57.	49

Sit Mutual Funds
Statements of Changes in Net Assets

	U.S. Government Securities Fund
	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
Operations:
Net investment income	$10,062,749	$15,877,972
Net realized gain (loss) on investments	408,586	679,015
Net change in unrealized appreciation (depreciation) of investments	7,797,155	(2,196,147)

Net increase (decrease) in net assets resulting from operations	18,268,490	14,360,840
Distributions to shareholders from:
Net investment income	(10,062,749)	(15,877,972)
Net realized gains on investments	—	—

Total distributions	(10,062,749)	(15,877,972)
Capital share transactions:
Proceeds from shares sold	202,796,986	328,370,300
Reinvested distributions	9,683,533	14,765,616
Payments for shares redeemed	(115,015,214)	(205,665,999)

Increase (decrease) in net assets from capital share transactions	97,465,305	137,469,917

Total increase (decrease) in net assets	105,671,046	135,952,785
Net assets
Beginning of period	390,629,841	254,677,056
End of period	$496,300,887	$390,629,841

Capital transactions in shares:
Sold	18,511,463	30,492,711
Reinvested distributions	885,944	1,374,072
Redeemed	(10,507,311)	(19,145,321)

Net increase (decrease)	8,890,096	12,721,462

50    See accompanying notes to financial statements on pages 52-57.

	Tax-Free Income Fund		Minnesota Tax-Free Income Fund
	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
Operations:
Net investment income	$3,692,765	$11,001,617	$6,099,622	$12,675,801
Net realized gain (loss) on investments	(1,278,102)	(11,474,241)	(76,724)	(4,913,646)
Net change in unrealized appreciation (depreciation) of investments	19,160,962	(20,454,499)	25,452,253	(19,918,141)

Net increase (decrease) in net assets resulting from operations	21,575,625	(20,927,123)	31,475,151	(12,155,986)
Distributions to shareholders from:
Net investment income	(3,692,765)	(11,001,617)	(6,090,768)	(12,675,801)
Net realized gains on investments	—	—	—	—

Total distributions	(3,692,765)	(11,001,617)	(6,090,768)	(12,675,801)
Capital share transactions:
Proceeds from shares sold	13,254,007	44,275,178	22,447,213	65,859,325
Reinvested distributions	2,971,100	9,875,386	4,852,726	10,261,795
Payments for shares redeemed	(13,401,234)	(206,031,597)	(23,465,967)	(114,903,677)

Increase (decrease) in net assets from capital share transactions	2,823,873	(151,881,033)	3,833,972	(38,782,557)

Total increase (decrease) in net assets	20,706,733	(183,809,773)	29,218,355	(63,614,344)
Net assets
Beginning of period	138,780,514	322,590,287	244,123,434	307,737,778
End of period	$159,487,247	$138,780,514	$273,341,789	$244,123,434

Capital transactions in shares:
Sold	1,551,722	4,940,782	2,417,070	7,025,051
Reinvested distributions	360,629	1,133,123	525,661	1,105,120
Redeemed	(1,614,256)	(23,776,063)	(2,510,178)	(12,436,643)

Net increase (decrease)	298,095	(17,702,158)	432,553	(4,306,472)

See accompanying notes to financial statements on pages 52-57.    51

Sit Mutual Funds
Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Minnesota Tax-Free Income Fund and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:

Fund	Investment Objective

U.S. Government Securities	High level of current income and safety of principal.

Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.

Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

Significant accounting policies followed by the Funds are summarized below:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Debt securities maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-

issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Fair Value Measurements

On April 1, 2008, the Funds adopted the provisions of Accounting Standards Codification (ASC) Topic 820: Fair Value Measurements which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. In April 2009, ASC 820 was amended to provide additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The Funds adopted these amendments effective June 30, 2009. Under ASC 820, various inputs are used in determining the value of the Funds’ investments, primarily inputs using the market approach. These inputs are summarized into three levels and described below:

•

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 — other significant observable inputs including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value on September 30, 2009:

Sit Mutual Funds
Notes to Financial Statements (continued)

	Investment In Securities*
	Level 1	Level 2	Level 3

Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
U.S. Government Securities
Investment companies	$5,488,432	—	—	$5,488,432
Debt securities issued by the U.S. Treasury and other U.S. Government agencies	—	$498,288,513	—	498,288,513
	$5,488,432	$498,288,513	—	$503,776,945

Tax-Free Income
Investment companies	$19,176,360	—	—	$19,176,360
Debt securities issued by states of the U.S. and political subdivisions of the states	—	$138,807,446	—	138,807,446
	$19,176,360	$138,807,446	—	$157,983,806

Minnesota Tax-Free Income
Investment companies	$5,823,320	—	—	$5,823,320
Debt securities issued by states of the U.S. and political subdivisions of the states	—	$264,547,961	—	264,547,961
	$5,823,320	$264,547,961	—	$270,371,281

* See the respective Funds’ Portfolios of Investments for industry and/or geographical classification. At September 30, 2009, the Funds held no other financial instruments. Other financial instruments are defined as derivatives instruments not reflected in the Schedules of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. For the period ended September 30, 2009, the Funds held no assets in which significant unobservable inputs (Level 3) were used in determining fair value.

Line of Credit

The Funds have a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus one hundred basis points (1.00%). The Funds had no borrowings outstanding during the period ended September 30, 2009.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the RIC qualification and distribution requirements of the RIC. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise returns for the 2006, 2007, and 2008 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2009 and 2008 were as follows:

Year Ended March 31, 2009:

	Ordinary Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$15,877,972	—	$15,877,972
Tax-Free Income Fund(*)	11,001,617	—	11,001,617
MN Tax-Free Income Fund(*)	12,675,801	—	12,675,801

(*) 100% of dividends were derived from interest on tax-exempt securities.

Year Ended March 31, 2008:

	Ordinary Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$9,827,951	—	$9,827,951
Tax-Free Income Fund(*)	15,574,382	—	15,574,382
MN Tax-Free Income Fund(*)	12,914,974	—	12,914,974
(*) 100% of dividends were derived from interest on tax-exempt securities.

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)
U.S. Government Securities Fund	$1,628,080	($2,754,325)	$3,934,896
Tax-Free Income	6,78,682	(28,062,813)	(46,607,236)
MN Tax-Free Income	1,052,823	(10,281,629)	(29,603,278)

On the statement of assets and liabilities for the Tax-Free Income and Minnesota Tax-Free Income Funds, as a result of permanent book-to-tax differences, reclassification adjustments of $15,570,406, and $3,805,695, respectively, were made to decrease additional paid-in capital and increase accumulated net realized gain (loss). Additionally in the Minnesota Tax-Free Income Fund, an adjustment of $8,854 was made to decrease undistributed net investment income and increase accumulated net realized gain (loss).

Sit Mutual Funds
Notes to Financial Statements (continued)

As of March 31, 2009, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent gains will begin to expire as follows:

	Loss Carryover	Expiration Year
U.S. Government Securities Fund	$2,754,325	2012 - 2015
Tax-Free Income Fund	28,062,813	2010 - 2017
Minnesota Tax-Free Income Fund	10,281,629	2010 - 2017

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)	Investment Security Transactions

The cost of purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2009, were as follows:

	Purchases ($)	Proceeds ($)
U.S. Government Securities Fund	195,097,919	132,111,419
Tax-Free Income Fund	14,184,685	18,867,311
Minnesota Tax-Free Income Fund	14,119,111	10,666,067

(3)	Expenses

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

	Average Daily Net Assets
Tax-Free Income Fund	.80%
Minnesota Tax-Free Income Fund	.80%

	First $50 Million	Over $50 Million
U.S. Government Securities Fund	1.00%	.80%

For the period October 1, 1993, through December 31, 2009, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate of .70% of the Fund’s average daily net assets in excess of $250 million and .60% of the Fund’s average daily net assets in excess of $500 million. After December 31, 2009, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period October 1, 1993, through December 31, 2009, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund to an annual rate of .80% of the Fund’s average daily net assets. After December 31, 2009, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Transactions with affiliates
The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2009:

	Shares	% Shares Outstanding
U.S. Government Securities Fund	672,978	1.5
Tax-Free Income Fund	1,155,433	6.5
Minnesota Tax-Free Income	2,982,472	10.8

(4)	Subsequent Events

In May 2009, the FASB issued ASC Topic 855: Subsequent Events (ASC 855) effective for interim and annual periods ending after June 15, 2009. ASC 855 provides additional guidance for determining when an entity should recognize or disclose events or transactions occurring after the balance sheet date. The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 10, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Sit U.S. Government Securities Fund

Financial Highlights

	Six Months Ended September 30, 2009 (Unaudited)	Years Ended March 31,

		2009	2008	2007	2006

Net Asset Value:
Beginning of period	$10.84	$10.92	$10.56	$10.45	$10.62

Operations:
Net investment income (1)	.25	.52	.50	.48	.43
Net realized and unrealized gains (losses) on investments	.21	(.08)	.36	.11	(.17)

Total from operations	.46	.44	.86	.59	.26

Distributions to Shareholders:
From net investment income	(.25)	(.52)	(.50)	(.48)	(.43)
From net realized gains	—	—	—	—	—

Total Distributions	(.25)	(.52)	(.50)	(.48)	(.43)

Net Asset Value:
End of period	$11.05	$10.84	$10.92	$10.56	$10.45

Total investment return (2)	4.33%	4.18%	8.37%	5.81%	2.45%

Net assets at end of period (000’s omitted)	$496,301	$390,630	$254,677	$198,378	$234,395

Ratios (3):
Expenses (without waiver) (4)	0.82%	0.83%	0.85%	0.85%	0.84%
Expenses (with waiver) (4)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (without waiver)	4.61%	4.84%	4.61%	4.56%	3.99%
Net investment income (with waiver)	4.63%	4.87%	4.66%	4.61%	4.03%

Portfolio turnover rate (excluding short-term securities)	31.05%	59.63%	67.42%	43.98%	60.37%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the period ended September 30, 2009 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets. Total Fund expenses are limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Tax-Free Income Fund

Financial Highlights

	Six Months Ended September 30, 2009 (Unaudited)	Years Ended March 31,

		2009	2008	2007	2006

Net Asset Value:
Beginning of period	$7.93	$9.16	$9.72	$9.72	$9.77

Operations:
Net investment income (1)	.21	.41	.40	.38	.37
Net realized and unrealized gains (losses) on investments	1.03	(1.23)	(.56)	.00	(.05)

Total from operations	1.24	(.82)	(.16)	.38	.32

Distributions to Shareholders:
From net investment income	(.21)	(.41)	(.40)	(.38)	(.37)
From net realized gains	—	—	—	—	—

Total Distributions	(.21)	(.41)	(.40)	(.38)	(.37)

Net Asset Value:
End of period	$8.96	$7.93	$9.16	$9.72	$9.72

Total investment return (2)	15.88%	(9.14%)	(1.72%)	4.00%	3.35%

Net assets at end of period (000’s omitted)	$159,487	$138,781	$322,590	$377,549	$366,948

Ratios (3):
Expenses (without waiver) (4)	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses (with waiver) (4)	0.80%	0.79%	0.77%	0.77%	0.77%
Net investment income (without waiver)	5.09%	4.62%	4.15%	3.90%	3.78%
Net investment income (with waiver)	5.09%	4.63%	4.18%	3.93%	3.81%

Portfolio turnover rate (excluding short-term securities)	10.03%	18.51%	42.93%	50.67%	32.93%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the period ended September 30, 2009 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets. Total Fund expenses are limited to 0.80% of average daily net assets. However, during the periods above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

Sit Minnesota Tax-Free Income Fund

Financial Highlights

	Six Months Ended September 30, 2009 (Unaudited)	Years Ended March 31,

		2009	2008	2007	2006

Net Asset Value:
Beginning of period	$8.97	$9.76	$10.21	$10.12	$10.09

Operations:
Net investment income (1)	.22	.43	.43	.42	.41
Net realized and unrealized gains (losses) on investments	.92	(.79)	(.45)	.09	.03

Total from operations	1.14	(.36)	(.02)	.51	.44

Distributions to Shareholders:
From net investment income	(.22)	(.43)	(.43)	(.42)	(.41)

Net Asset Value:
End of period	$9.89	$8.97	$9.76	$10.21	$10.12

Total investment return (2)	12.87%	(3.67%)	(0.25%)	5.17%	4.46%

Net assets at end of period (000’s omitted)	$273,342	$244,123	$307,738	$288,922	$263,312

Ratios (3):
Expenses (4)	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.73%	4.65%	4.25%	4.17%	4.07%

Portfolio turnover rate (excluding short-term securities)	4.26%	15.68%	37.48%	28.42%	54.91%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)	Percentages for the period ended September 30, 2009 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

This page has been left blank intentionally.

Sit Mutual Funds

Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 to September 30, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

U.S. Government Securities Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Expenses Paid During Period* (4/1/09 - 9/30/09)
Actual	$1,000	$1,043.30	$4.08
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.03
*Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Tax-Free Income Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Expenses Paid During Period* (4/1/09 - 9/30/09)
Actual	$1,000	$1,158.80	$4.31
Hypothetical (5% return before expenses)	$1,000	$1,021.10	$4.03
*Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Minnesota Tax-Free Income Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Expenses Paid During Period* (4/1/09 - 9/30/09)
Actual	$1,000	$1,128.70	$4.25
Hypothetical (5% return before expenses)	$1,000	$1,021.10	$4.03
*Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Sit Mutual Funds

Additional Information

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended September 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds’ Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

A Look at Sit Mutual Funds

          Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $8.4 billion for some of America’s largest corporations, foundations and endowments.

          Sit Mutual Funds are comprised of no-load Funds. The Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:

•          Free telephone exchange
•          Dollar-cost averaging through an automatic investment plan
•          Electronic transfer for purchases and redemptions
•          Free checkwriting privileges on Bond Funds
•          Retirement accounts including IRAs and 401(k) plans

S E M I - A N N U A L  R E P O R T  B O N D  F U N D S

Six Months Ended September 30, 2009

INVESTMENT ADVISER

Sit Investment Associates, Inc.
3300 IDS Center
80 South Eight Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR

SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN

PFPC Trust Company
P.O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND
DISBURSING AGENT

PNC Global Investment Servicing
P.O. Box 9763
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

KPMG LLP
90 South Seventh Street
Suite 4200
Minneapolis, MN 55402

LEGAL COUNSEL

Dorsey & Whitney LLP
50 South Sixth Street, Suite 1500
Minneapolis, MN 55402

Sit Mutual Funds

High Income Municipal Bond Fund
Semi-Annual Report

September 30, 2009

Sit Mutual Funds
HIGH INCOME MUNICIPAL BOND FUND SEMI-ANNUAL REPORT
TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Sit Mutual Funds
As published in the Semi-Annual Report of the Sit Bond Funds

Chairman’s Letter – Period Ended September 30, 2009

Dear Fellow Shareholders:

          U.S. fixed-income markets were up strongly in the third quarter on better-than-expected second quarter earnings, signs that the economic downturn has run its course and a continued accommodative Federal Reserve. On September 15th, Federal Reserve Chairman Ben Bernanke said, “The recession is very likely over at this point.” The bond market was up broadly in the third quarter, driven by easing credit market conditions and strong investor demand. Solid interest from overseas investors, along with purchases of Treasury and mortgage-backed securities by the Federal Reserve, buoyed bond prices and kept yields and mortgage rates low.

          Third quarter 2009 real GDP growth is expected to be 3.0% after declining 6.4% and 0.7% in the first and second quarters, respectively. The moderation in the negative impact of housing, strong government spending and net exports, and a big improvement (less negative) in business spending were favorable for GDP. Despite only 0.2% growth in August personal income, nominal personal consumption expenditures surged 1.3%, driven by an incentive driven increase in auto sales (“Cash for Clunkers”) and a price induced jump in gasoline sales. Nonetheless, the current level of personal income is too weak to sustain consumer spending, and government incentives are not sustainable. Government incentives to buy motor vehicles and first-time homes (i.e., $8,000 tax credit for first-time home buyers) have also provided a boost to economic activity, but the consumer sector needs to see more certain gains in personal income and an improving labor market before it can sustain moderate spending.

          The rate of decline in the jobs market is decelerating, but companies have not yet begun to hire again. Monthly employment reports were disappointing throughout the period as the unemployment rate climbed to 9.8% in September; its highest level since 1983. Since the recession began in December 2007, the economy has lost 7.2 million jobs. With excess capacity close to a record, companies have little reason to hire new workers or ramp up production until they see stronger gains in demand. While August industrial production increased 0.8%, after jumping a revised 1.0% in July, and the Institute of Supply Management’s (ISM) Manufacturing Index indicated an expansion of activity for two consecutive months, the manufacturing recovery may likely be uneven as stimulus programs such as “Cash for Clunkers” expire.

          Inflation, as measured by the headline Consumer Price Index (CPI), increased 0.4% in August due to higher energy and food prices. However, year-over-year, CPI was down 1.5% in August, which marked the sixth consecutive monthly decrease. We believe that inflation is unlikely to be a concern in the near term, even if energy prices move sustainably higher. Nonetheless, as the stimulative policy measures instituted by the government since the onset of the financial crisis continue to buoy the economy, we believe that inflation risk will be an increasing concern.

          Health care reform remains a top priority for President Obama and the Democratic-led Congress. On October 7th, the nonpartisan Congressional Budget Office (CBO) released its much-anticipated budget estimates of the Senate Finance Committee’s (SFC) latest health reform bill, which was passed on October 13th. The CBO analyzed the SFC’s health reform bill, which is likely to include tax hikes and reduced Medicare spending, and found the gross total cost over 10 years (2010-2019) to be $829 billion. Health care reform is likely to reduce economic growth due to an increase in costs and taxes.

          Year-to-date, with only September remaining to be reported in the federal fiscal year, the deficit is at a record $1.38 trillion. Receipts are down 16.2%, while outlays are up 18.6%. Receipts from individual income taxes have fallen 19.8% and corporate tax receipts have plunged 56.4%. Outlays have surged due to spending on economic stimulus and financial rescue programs. Both the Office of Management and Budget (OMB) and CBO recently revised their budget forecasts of the deficit for full fiscal year 2009 to approximately $1.6 trillion, which would be 3-1/2 times that of fiscal 2008 ($454.8 billion).

          The Federal Reserve’s U.S. trade-weighted major currencies dollar index was down 0.7% from August and is off 11.0% from its recent peak in March 2009. The U.S. dollar has fallen, as the rebounding global financial markets have encouraged investors to abandon the greenback as a safe haven and invest elsewhere. In addition to higher interest rates and expected returns on global assets, foreign investors are also concerned about the framework of U.S. monetary and fiscal policy. Also, in late September, world leaders at the Group of 20 meeting agreed on a strategy to reduce the world’s reliance on U.S. consumers. That would imply a weaker U.S. dollar resulting in lower U.S. imports and increased exports.

Strategy Summary:

          We believe that improvements in business spending and inventory rebuilding will result in a moderate rebound in economic growth in the final two quarters of 2009. High levels of productivity resulting from widespread layoffs, coupled with a drawdown in inventories, resulted in strong corporate profits during the second quarter of 2009. This high level of corporate profits should result in business spending increasing from the anemic levels seen earlier this year. Growth may temporarily slow in the first half of 2010, as there is a lack of follow through, particularly in consumer spending. After softening in the first part of 2010, real GDP growth should improve in the latter half of the year.

          The Federal Reserve began to map out its “exit strategy” with the decision to extend and slowly phase out its purchase of agency mortgage-backed securities. This will enable the Fed to keep interest rates low for home buyers through the beginning of next year. Policymakers also warned that the economic recovery would be slow, so they reaffirmed their intent to keep the federal funds rate target low “for an extended period.” In short, the Fed will pursue a gradual exit strategy and will be slow to drain the $1 - $2 trillion it has pumped into the financial system.

          While the flight to quality of 2008 left a large number of fixed-income securities priced at a fraction of their expected recovery values, significant efforts to provide liquidity as well as improved accounting standards for pricing bonds have finally begun to facilitate the return of fundamental analysis. The defeat of the Bankruptcy

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Cramdown Bill, coupled with programs such as the TALF (Term Asset-Backed Securities Loan Facility) and the PPIP (Public-Private Investment Program), has restarted consumer lending for auto loans and credit cards and increased demand for non-government mortgage securities. However, it is our belief that we still have not fully returned to a rational or healthy financial system. In fact, if one excludes the current cycle of extremely wide yield spreads, investment-grade corporate bond yields are still at or near their previous record wide levels, despite dramatic improvement. We are focusing on adding to securities that will outperform in an improving economic environment, while minimizing the negative impact of the accompanying rise in interest rates.

          With regard to municipals, strong demand contributed to yields on high grade tax-exempt bonds declining to long-term historic lows as cash flows into municipal bond mutual funds reached record levels in 2009. The effective supply of high grade bonds has shrunk considerably over the past year. Longer-maturity and lower-rated bonds benefited from investors seeking higher yields, as evidenced by their strong price rebound during the third quarter. The tax-exempt yield curve flattened as longer-term yields declined more than shorter-term yields, and credit spreads narrowed substantially. The shift of long-maturity municipal issuance toward taxable Build America Bonds, which were authorized under the American Recovery and Reinvestment Act of 2009, has also reduced the available supply of tax-exempt bonds in the marketplace. With the decline in high-grade municipal yields, relative valuation comparisons to comparable maturity Treasury securities have returned to their normal valuation range.

          Going forward, we expect the municipal bond market rally to continue through year-end with continued narrowing of yield spreads and the strongest relative performance in longer-duration bonds. Longer-maturity and lower-rated bonds with stable credit outlooks continue to offer attractive yields. We look to demand and supply imbalances to provide opportunities to upgrade credit quality in portfolios. Our strategy remains focused on finding opportunities to increase portfolio yields in sectors and securities with stable longer term credit outlooks, while employing diversification as a key tenet to managing risk. Thank you for continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit
Chairman Sit Mutual Funds

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Sit Mutual Funds
Average Annual Total Returns for Periods Ended December 31, 2008

The table below shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2008. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance. Index information does not reflect deductions for fees, expenses, or taxes. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

The Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

The Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Fund’s past performance, before and after taxes, is not an indication of how the Fund will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Sit High Income Municipal Bond Fund	1 Year	Since Inception*
Return Before Taxes	-18.9%	-11.1%
Return After Taxes on Distributions	-18.9%	-11.1%
Return After Taxes on Distributions and Sale of Fund Shares	-15.2%	-8.5%
Barclays Capital Municipal Bond Index	-2.5%	0.4%

*Inception date 12/31/06

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Sit High Income Municipal Bond Fund
Six Months Ended September 30, 2009

Portfolio Managers Michael C. Brilley • Debra A. Sit, CFA • Paul J. Jungquist, CFA

          The Fund provided investors with a +18.37% total return for the six months ended September 30, 2009 compared to a +9.38% return for the Barclays Municipal Bond Index. As of September 30, 2009, the Fund’s 30-day SEC yield was still attractive at 5.06%, and its 12-month distribution rate was 5.61%.

          The tax-exempt bond yield curve has flattened considerably over the past six months, with short rates relatively unchanged at very low levels, while long-term yields fell over 50 basis points, mainly due to strong mutual fund inflows, the introduction of Build America Bonds (BABs), which reduced tax-exempt bond supply in the marketplace, and an increased appetite for risk among tax-exempt bond investors. Spreads tightened considerably for lower-rated and non-rated credits during the period. Much of the spread tightening was a result of investors’ increased appetite for risk, not improving credit fundamentals. This tightening has only partly retraced the widening that occurred from mid-2007, the beginning of the liquidity and credit crisis, through 2008. Total tax-exempt issuance has increased from the depressed levels of 2008, but remains moderate because BABs are soaking up in the neighborhood of 25% of municipal issuance. The Fed is likely to be on the sidelines in terms of interest rate policy until mid to late 2010 or early 2011. The Fed will need to see sustainable positive growth, a significantly improving employment picture and/or an acceleration of inflation to start to raise short-term interest rates. We do not expect to see any of these until late 2010 at the earliest. The Fund’s net asset value rose handsomely during this exceptional period, rising from $7.66 at March 31, 2009 to $8.83 at September 30, 2009. The Fund experienced an increase in net assets over the period to approximately $59 million, up from $34 million.

          The Fund’s most significant investments during the period were in the healthcare (primarily hospitals) sector (20%), the multi-family housing (primarily senior living) sector (15%), the other revenue (primarily tax increment financing and land-secured) sector (14%), and the education (primarily charter schools) sector (14%). The Fund will maintain significant weightings in these sectors going forward, but the weightings should decrease somewhat as the Fund grows and becomes more diversified. Over 275 credits (over 65% of which were rated) in forty-four states and territories were held in the Fund as of September 30. The Fund’s overall credit quality has remained BBB.

          We have shortened the Fund’s average life duration to 5.9 years from 6.5 years during the period. That shortening process accelerated in the past quarter, as we took advantage of the flattening tax-exempt yield curve and spread tightening in lower investment grade bonds to lock in some gains for the Fund. Demand should remain robust for lower-rated and non-rated bonds, as after-tax yields on these securities far exceed most opportunities available in the taxable market. This market anomaly, with long tax-exempt bonds yielding more than comparable maturity U.S. Treasuries, should benefit the Fund’s performance as this relationship continues to normalize. The Fund will likely see a significant credits in the coming year as it grows and diversifies.

INVESTMENT OBJECTIVE AND STRATEGY

          The Fund seeks high current income that is exempt from federal regular income tax. The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 9/30/09:	$8.83 Per Share
3/31/09:	$7.66 Per Share
Total Net Assets:	$59.2 Million
30-day SEC Yield:	5.06%
Tax Equivalent Yield:	7.78%(1)
12-Month Distribution Rate:	5.61%
Average Maturity:	14.1 Years
Duration to Estimated Avg. Life:	5.9 Years(2)
Implied Duration:	7.2 Years(2)

(1)	For individuals in the 35.0% federal tax bracket.

(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

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AVERAGE ANNUAL TOTAL RETURNS*

	Three Month**	Six Month**	One Year	Three Years	Since Inception
Sit High Income Muni Bond Fund	11.38%	18.37%	9.74%	n/a	0.21%
Barclays Capital Muni Bond Index	7.12	9.38	14.85	n/a	5.19
Barclays Capital High Yield Muni Bond Index/5 year	9.45	12.37	2.20	n/a	0.85
Composite Index(3)	8.30	10.92	8.49	n/a	3.07

CUMULATIVE TOTAL RETURNS*

	Three Month**	Six Month**	One Year	Three Years	Since Inception
Sit High Income Muni Bond Fund	11.38%	18.37%	9.74%	n/a	0.59%
Barclays Capital Muni Bond Index	7.12	9.38	14.85	n/a	14.93
Barclays Capital High Yield Muni Bond Index/5 year	9.45	12.37	2.20	n/a	2.36
Composite Index(3)	8.30	10.92	8.49	n/a	8.66
*As of 9/30/09 **Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Barclays Capital Muni Bond Index.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/31/06) and held until 9/30/09 would have grown to $10,059 in the Fund or $11,493 in the Barclays Capital Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Adviser’s Assessment of Non-Rated Securities		Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.
AAA	0.0%
AA	0.4
A	1.4
BBB	9.8
BB	13.4
<BB	1.7
Total	26.7%

(2)

Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

(3)	Composite Index (50% Barclays Capital Municipal Bond Index and 50% Barclays Capital High Yield Muni Bond Index/5 year).

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Sit High Income Municipal Bond Fund
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)(1)

Municipal Bonds (92.1%) (2)

Alabama (2.1%)
300,000	Bessemer Med. Clinic Rev. (Bessemer Carraway)	7.25	4/1/15	300,684
400,000	Health Care Auth. For Baptist Health Rev. (4)	6.13	11/15/36	422,956
100,000	Huntsville-Redstone Vlg. Spl. Care Facs. Auth.	5.25	1/1/15	98,350
150,000	Pell City Spl. Care. Rev. (Noland Hlth. Svcs.)	5.25	12/1/27	144,879
260,000	University of Alabama Birmingham Hosp. Rev.	5.75	9/1/22	286,257
				1,253,126
Alaska (1.3%)
250,000	AK Indl. Dev. & Expt. Rev. (Boys & Girls Home)	5.50	12/1/12	252,945
150,000	Aleutians East Borough (Aleutian Pribilof Islands)	5.00	6/1/20	133,151
300,000	Aleutians East Borough (Aleutian Pribilof Islands)	5.50	6/1/25	259,092
150,000	Matanuska-Susitna Boro COP (Animal Care) (6)	5.75	3/1/23	157,017
				802,205
Arizona (5.0%)
93,548	AZ Hlth. Facs. Auth. Rev. (New AZ Family)	5.25	1/7/27	74,256
100,000	Coconino Co. Poll. Ctrl. Corp. Rev. (4)	5.50	6/1/34	104,261
250,000	Flagstaff Indl. Dev. Auth. (Sr. Living Cmnty.)	5.50	7/1/22	213,958
250,000	Pima Co. Indl. Dev. Auth. (Coral Academy Science)	6.38	12/1/18	244,302
100,000	Pima Co. Indl. Dev. Rev. (Academic Success)	5.38	7/1/22	87,423
250,000	Pima Co. Indl. Rev. Ref. (Tucson Country Day Sch.)	5.00	6/1/22	210,657
235,000	Pima Co. Indl. Dev. Rev. (AZ Charter Schools)	6.10	7/1/24	205,526
370,000	Pima Co. Indl. Dev. Rev. (AZ Charter Schools)	6.75	7/1/31	335,094
200,000	Pinal Co. Indl. Dev. Rev. (Florence West Prison) (6)	5.25	10/1/18	202,100
150,000	Scottsdale Indl. Rev. Ref. (Scottsdale Healthcare)	5.25	9/1/30	150,730
593,000	Southside Cmnty. Spl. Assmt. Rev. (Prescott Vy.)	6.13	7/1/18	553,512
300,000	University Med. Ctr. Corp. Hosp. Rev.	6.25	7/1/29	323,352
270,000	West Campus Hsg. LLC Rev. (AZ St. West Campus)	5.00	7/1/25	261,398
				2,966,569
California (7.8%)
200,000	Abag Fin. Auth. Nonprofit COP (Channing House)	5.38	2/15/19	200,000
295,000	Alameda Transn. Auth. Sub. Lien Rev. Ref. (5)	6.15	10/1/18	180,637
150,000	CA Tob. Sec. Corp. Asset-Backed Sr. Rev.	5.10	6/1/28	133,253
250,000	CA Fin. Auth. Rev. (Kern Regl. Ctr.) (6)	6.88	5/1/25	256,413
400,000	CA Fin. Auth. Educ. Fac. Rev. (King/Chavez)	8.00	10/1/22	443,936
125,000	CA Mobilehome Pk. Fing. Rev. (Ranch Vallecitos)	5.25	11/15/36	103,951
250,000	CA Sr. Living Rev. (Pilgrim Pl. Claremont)	5.88	5/15/29	264,575
140,000	CA Statewide Cmntys. Rev. (Lancer Educ.)	5.40	6/1/17	127,484
100,000	CA Statewide Cmntys. Spl. Tax Rev. (Orinda)	6.00	9/1/29	87,114
500,000	Center Uni. Sch. Dist. G.O. (1991 Election) (5)	6.07	8/1/31	136,580
200,000	El Centro Redev. Agy. Tax. Alloc.	4.25	11/1/24	179,290
250,000	El Paso De Robles Redev. Agy. Tax. Alloc.	6.38	7/1/33	260,565
245,000	Foothill/Eastern Corridor Agy. Toll Rd. Rev. Ref. (5)	9.65	1/15/22	108,339
500,000	Hartnell Cmnty. College Cap. Appreciation (5)	7.00	8/1/34	247,775
250,000	Lancaster Redev. Agy. Tax Alloc. (Redev. Projs)	6.00	8/1/24	266,218
20,000	Los Angeles Regl. Arpts. Impt. Lease Rev. (6)	10.25	1/1/13	20,925
250,000	Palmdale Cmnty. Redev. Agy. Tax. Alloc. (5)	6.95	12/1/20	144,745
120,000	Palm Desert Fin. Auth. Tax. Alloc. Rev. Ref.	5.00	10/1/23	117,926
450,000	Rialto Redev. Agy. Tax Alloc. (Merged Proj.)	6.25	9/1/37	468,688
250,000	Richmond Jt. Pwrs. Lse. Rev. (Point Potrero)	6.25	7/1/24	266,665
250,000	Rohnert Park Cmnty. Dev. Tax. Alloc. (5) (6)	7.75	8/1/30	75,375
250,000	San Gorgonio Hlth. Care G.O. (Election 2006)	7.00	8/1/27	270,612
250,000	South Bayside Waste Mgmt. Rev. (Shoreway Environ.)	6.25	9/1/29	273,580
				4,634,646
Colorado (4.0%)
250,000	Co. Hlth. Facs. Rev. Ref. (Valley View Hosp.)	5.50	5/15/28	249,118
195,000	Denver Hlth. & Hosp. Auth. Healthcare Rev. (4)	1.32	12/1/33	137,914
1,000,000	E-470 Pub. Hwy. Auth. Cap. Appeciation Rev. (5)	6.20	9/1/28	302,210
150,000	E-470 Pub. Hwy. Auth. Rev.	5.50	9/1/24	150,518
350,000	Gunnison Co. (Western State College)	6.10	7/15/19	359,355
300,000	Fruita Rev. (Family Hlth. West)	7.00	1/1/18	288,531
160,000	Interlocken Met. Dist. Ref. G.O.	5.75	12/15/19	161,566
250,000	La Junta Hosp. Rev. (Ark Valley Regl. Med. Ctr.)	6.10	4/1/24	252,560
300,000	CO Pub. Auth. For Energy Nat. Gas. Rev.	5.75	11/15/18	318,993
150,000	Walker Field Pub. Arpt. Auth Rev.	4.75	12/1/27	137,490
				2,358,255

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Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)(1)

Connecticut (0.3%)
50,000	CT DFA Pollution Ctl. Rev. Ref. (CT Light & Power)	5.85	9/1/28	50,775
250,000	Mashantucket Western Pequot Tribe Spl. Rev.	5.75	9/1/18	145,075
				195,850
District of Columbia (1.5%)
250,000	DC Rev. (Friendship Pub. Charter Sch.)	5.00	6/1/26	198,935
1,000,000	Metro DC Arpts. Dulles Toll Rd. Cap. Apprec. Rev. (5)	6.50	10/1/41	718,400
				917,335
Florida (7.9%)
150,000	Alachua Co. Hlth. Facs Rev. (Shands Hlth. Care)	6.75	12/1/30	163,347
315,000	Arbor Greene Cmnty. Dev. Dist. Spl. Assmt. Ref.	5.00	5/1/19	320,509
250,000	Atlantic Beach Healtcare Rev. Ref. (Fleet Landing)	5.38	10/1/10	252,170
100,000	Connerton West Cap. Impt. Spl. Assmnt. Rev.	5.13	5/1/16	37,443
250,000	Gramercy Farms Cmnty. Dev. Dist. Spl. Assmnt.	5.10	5/1/14	118,553
210,000	Heritage Landing Cmnty. Dev. Spl. Assmt.	5.60	5/1/36	200,504
150,000	Highlands Co. Hlth. Facs. Rev. Ref. (Adventist)	5.00	11/15/31	150,698
135,000	Jacksonville Econ. Dev. Rev. (Mayo Clinic)	5.50	11/15/36	138,610
135,000	Jupiter Island Util. Rev. (So. Martin Regl.)	5.00	10/1/28	135,729
100,000	Lake Ashton II Cmnty. Dev. Dist. Cap. Impt. Rev.	5.00	11/1/11	48,502
100,000	Lakeland Retirement Cmnty. Rev. Ref. (Carpenters)	5.88	1/1/19	99,321
250,000	Lee Co. Indl. Rev. Ref. (Shell Pt/Alliance Cmnty.)	5.00	11/15/29	208,728
250,000	Lee Co. Indl. Dev. Auth. Rev. (Charter Foundation)	5.25	6/15/27	188,150
100,000	Madeira Cmnty. Dev. Dist. Spl. Assmt. Rev.	5.25	11/1/14	51,260
275,000	Miami Beach Hlth. Facs. Hosp. Rev. (Mt. Sinai)	5.38	11/15/28	228,008
110,000	Miami-Dade Co. Pub. Svc. Tax Rev. (UMSA) (6)	4.20	4/1/24	102,942
400,000	Miami-Dade Co. Spl. Obligation Rev. Ref. Sub. (5) (6)	7.01	10/1/24	172,940
125,000	Miami-Dade Co. Spl. Obligation Rev. Ref. Sub. (5) (6)	7.30	10/1/25	50,615
65,000	Miami Spl. Rev. Ref. (5)	6.75	1/1/15	46,391
820,000	Palm Bay Utility Rev. (5)	5.92	10/1/31	237,111
305,000	Palm Beach Co. Hlth. Rev. (Abbey Delray South)	5.50	10/1/11	305,384
100,000	Palm Beach Co. Hlth. Rev. Ref. (Acts Retirement)	5.00	11/15/20	99,488
160,000	Port St. Lucie Spl. Assmt. Rev. Ref.	6.00	7/1/21	185,926
245,000	Sail Harbour Cmnty. Dev. Dist. Spl. Assmt.	5.50	5/1/36	201,927
135,000	St. Johns Co. Indl. Dev. Auth. Rev. Ref. (Bayview)	5.00	10/1/17	122,205
100,000	St. Johns Co. Indl. Dev. Auth. Rev. (Presbyterian)	5.63	8/1/34	91,338
200,000	Sarasota Co. Hlth. Rev. (Vlg. on the Isle)	5.50	1/1/27	177,328
250,000	Sarasota Natl. Cmnty. Spl. Assessment	5.30	5/1/39	138,882
50,000	Seminole Tribe Spl. Oblig. Rev.	5.75	10/1/22	49,059
150,000	Stoneybrook South Cmnty. Spl. Asst. Rev.	5.45	11/1/15	63,180
300,000	Tallahassee Hlth. Facs. Rev. (Mem. Hlth. Care)	6.38	12/1/30	301,995
25,000	Waters Edge Cmnty. Dev. Dist. Cap. Impt.	5.00	11/1/12	13,516
				4,701,759
Georgia (1.7%)
250,000	Atlanta Wtr. & Waste Wtr. Rev.	6.00	11/1/29	276,280
100,000	Chatham Co. Hosp. Rev. Ref. Impt. (Mem. Med. Ctr.)	5.50	1/1/21	98,754
500,000	Gainesville & Hall Co. Dev. Rev. (ACTS Retirement)	6.38	11/15/29	536,390
100,000	Med. Ctr. Hosp. Auth. (Spring Harbor Green Isl.)	5.25	7/1/27	82,359
30,000	Private Colleges & Univ. Rev. (Mercer Univ.)	5.38	10/1/29	28,232
				1,022,015
Guam (0.7%)
300,000	Guam Gov. G.O.	5.75	11/15/14	315,714
100,000	Northern Mariana Islands G.O.	5.00	10/1/22	83,272
				398,986
Hawaii (0.7%)
400,000	HI State Dept. Budget & Fin. Rev.	6.40	11/15/14	405,896

Idaho (1.3%)
335,000	ID Hsg. & Fin. Assn. Rev. (ID Arts Center Sch.)	5.50	12/1/18	303,061
150,000	ID Hsg. & Fin. Assn. Rev. (Liberty Charter Sch.)	5.50	6/1/21	143,636
220,000	ID Hsg. & Fin. Assn. Nonprofit Facs. Rev.	5.63	7/1/21	212,373
100,000	ID Hsg. & Fin. Assn. (North Star Charter School)	9.00	7/1/21	113,567
				772,637

See accompanying notes to portfolios of investments on page 14.   9

Sit High Income Municipal Bond Fund (continued)
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)(1)

Illinois (6.4%)
320,000	Cook Co. Sch. Dist. No. 148 (Dolton)	5.50	12/1/27	309,277
150,000	Harvey Ref. & Impt. G.O.	5.50	12/1/27	145,794
150,000	IL Fin. Auth. Rev. Ref. (Christian Homes, Inc.)	5.25	5/15/12	147,364
100,000	IL Fin. Auth. Rev. (Noble Network Charter Sch.)	4.30	9/1/15	86,652
250,000	IL Fin. Auth. Rev. (Sedgebrook Inc. Fac.)	5.40	11/15/16	229,043
250,000	IL Fin. Auth. Rev. (IL Institute of Technology)	6.25	2/1/19	269,968
165,000	IL Fin. Auth. Rev. (OSF Healthcare Sys.)	5.25	11/15/22	169,379
150,000	IL Fin. Auth. Rev. (Swedish American Hosp.)	5.00	11/15/23	150,597
350,000	IL Fin. Auth. Rev. (Tabor Hills Supportive Living)	5.25	11/15/26	308,133
250,000	IL Fin. Auth. Rev. (Noble Network Charter Sch.)	5.00	9/1/27	181,298
250,000	IL FIn. Auth. Rev. (Rush Univ. Med. Ctr.)	6.38	11/1/29	273,125
205,000	IL Fin. Auth. Rev. (Intl. Ice Ctr.) (7)(8)	7.00	12/1/35	51,246
150,000	IL Fin. Auth. Rev. (Elmhurst Mem.)	5.63	1/1/37	144,035
200,000	IL Fin. Auth. Rev. (North Shore Ice Arena)	6.25	12/1/38	156,648
250,000	IL Health Facs. Auth. Rev. (Ingalls Hlth. Sys.)	6.25	5/15/14	250,440
100,000	IL Health Facs. Auth. Rev. Ref. (Sinai Health)	5.00	8/15/24	102,829
100,000	Lake Co. Cmnty. Sch. Dist. #3 G.O. (Beach Pk.) (5)	6.47	2/1/19	68,983
91,000	Manhattan Spl. Tax. (Groebe Farm-Stonegate)	5.75	3/1/22	57,578
180,000	Markham IL G.O.	4.75	2/1/17	186,070
100,000	Melrose Park Tax Increment G.O.	4.60	12/15/13	104,739
95,000	Southwestern IL Dev. Auth. Tax. Alloc. Rev. Ref.	7.00	10/1/22	90,493
500,000	Winnebago & Stephenson Co. (Sch. Dist. 321) (5)	5.25	1/1/19	314,045
				3,797,736
Iowa (0.6%)
150,000	IA Fin. Auth. Sr. Hsg. Rev. (Wedum Walnut Ridge)	5.00	12/1/14	129,060
100,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.00	11/15/21	74,129
200,000	IA Fin. Auth. Sr. Living (Deerfield Ret. Cmnty.)	5.50	11/15/27	141,988
				345,177
Indiana (3.1%)
290,000	Delaware Co. Hosp. Rev. (Cardinal Hlth Sys.)	5.00	8/1/16	285,206
205,000	Delaware Co. Hosp. Rev. (Cardinal Hlth Sys.)	5.00	8/1/24	178,639
370,000	East Chicago Redev. Tax Allocation (Harborside)	5.50	1/15/16	375,539
200,000	IN Hlth. & Educ. Fac. Fing. Auth. Hosp. Rev.	5.50	3/1/22	205,254
200,000	Paoli Bldg. Corp. (First Mtg.)	5.00	1/15/32	200,228
100,000	Richmond Hosp. Auth. Rev. (Reid Hosp.)	6.50	1/1/29	107,165
150,000	St. Joseph Co. Econ. Dev. Rev. (Holy Cross Vlg.)	5.70	5/15/28	134,776
150,000	St. Joseph Co. Hosp. Auth. Rev. (Madison Ctr.)	5.80	2/15/24	137,392
250,000	St. Joseph Co. Hosp. Auth. Health. Facs. Rev.	5.25	2/15/28	210,365
				1,834,564
Kentucky (0.7%)
140,000	Jefferson Co. Mtg. Rev. (Christian Church Homes)	6.13	11/15/13	140,193
250,000	Louisville/Jefferson Co. Health Fac. (Jewish Hosp.)	6.00	2/1/22	261,638
				401,831
Louisiana (1.1%)
100,000	Caddo Parish Sew. Dist. No. 7 Rev. Ref.	6.60	11/1/24	102,103
215,000	LA Loc. Gov. Rev. (Cap. Pjs. & Equip. Acquisition)	6.55	9/1/25	189,314
250,000	New Orleans Swr. Svc. Rev. Ref.	6.00	6/1/24	267,973
125,000	St. John Baptist Parish Rev. (Marathon Oil)	5.13	6/1/37	119,374
				678,764
Maine (0.4%)
200,000	ME Educ. Auth. Student Loan Rev.	5.63	12/1/27	211,204

Maryland (0.4%)
250,000	Howard Co. Retirement Cmnty. Rev. (Vantage House)	5.25	4/1/27	212,738
55,000	MD State Hlth. & Hgr. Educ. Facs. (King Farm Pres)	5.00	1/1/17	50,612
				263,350
Massachusetts (1.3%)
155,000	MA St. Dev. Fin. Rev. (Wheelock College)	5.00	10/1/17	157,452
255,000	MA St. Hlth. & Educ. Rev. (Quincy Med. Ctr.)	5.13	1/15/12	257,547
170,000	MA St. Hlth. & Educ. Rev. (Nichols College)	6.00	10/1/17	170,666
100,000	MA State Hlth. & Educ. (Valley Regl. Hlth. Sys.)	5.75	7/1/18	99,991
75,000	Pioneer Valley Regl. Sch. Dist. G.O.	6.30	6/1/19	76,969
				762,625
Michigan (5.2%)
350,000	Advanced Technology Academy Pub. Sch. Rev.	6.00	11/1/28	309,071
200,000	Bishop Intl Airport Auth. Rev.	5.13	12/1/17	200,920

10

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)(1)

150,000	Detroit G.O.	5.25	4/1/20	129,798
240,000	Detroit Convention Fac. Cap. Appreciation Rev. (5)	6.17	9/30/14	202,769
190,000	Detroit Downtown Dev. Tax Alloc. (Dev. Area No. 1)	4.75	7/1/25	184,245
100,000	Detroit Sewer Disp. Rev. Ref. Second Lien	5.50	7/1/22	110,744
250,000	Grand Traverse Academy Pub. Sch. Acad. Rev. Ref.	5.00	11/1/22	209,288
500,000	Jackson Co. Hosp. Fin. Rev. (W.A. Foote Hosp.)	5.25	6/1/17	499,025
50,000	Kentwood Econ. Ltd. Oblig. Rev. (Holland Home)	5.25	11/15/14	46,956
155,000	MI Pub. Educ. Facs. Oblig. Rev. (Bradford Academy)	6.00	9/1/16	152,415
200,000	MI Pub. Educ. Facs. Oblig. Rev. (Bradford Academy)	8.00	9/1/21	216,254
250,000	MI St. Bldg. Auth. Rev. (5) (6)	5.98	10/15/21	126,810
40,000	MI St. Hosp. Rev. Ref. (Detroit Medical)	5.25	8/15/27	27,334
150,000	MI St. Strategic Fd. Rev. Ref. (Detroit Edison)	5.45	9/1/29	151,023
250,000	MI Tob. Settlement Fin. Auth. Sr. Rev.	5.13	6/1/22	234,345
290,000	Saginaw Hosp. Fin. Auth. Rev. (Covenant Med. Ctr.)	6.50	7/1/30	294,518
				3,095,515
Minnesota (2.5%)
100,000	Cloquet Hsg. Fac. Rev. Ref. (HADC Cloquet LLC)	5.50	8/1/25	87,943
98,000	Columbia Heights Econ. Dev. Rev. (Huset Park)	5.00	2/15/17	86,025
430,000	Sauk Rapids Hlth. Care & Hsg. Rev. (Good Shepherd)	7.25	1/1/29	446,293
75,000	St. Cloud Hsg. & Redev. MF Rev. (Germain Towers)	5.90	9/1/20	64,697
200,000	St. Paul Hsg. & Redev. Auth. MF (Marian Ctr.)	5.05	11/1/17	189,416
165,000	St. Paul Hsg. & Redev. Rev. (Cmnty. Peace Acad.)	5.00	12/1/18	155,925
150,000	St. Paul Hsg. & Redev. Auth. Rev. (US Bank Ops.)	6.50	8/1/22	131,475
375,000	St. Paul Port Auth. Lse. Rev. (Regions Hosp. Pkg.)	5.00	8/1/36	296,047
				1,457,821
Missouri (3.2%)
300,000	Independence 39th St. Transn. Dist. Rev.	6.88	9/1/32	289,110
140,000	Joplin Indl. Dev. Auth. Rev. Ref. (Christian)	5.50	5/15/17	124,097
690,000	Kansas City Spl. Oblig. Cap. Apprec. Rev. (5)	6.55	2/1/23	338,900
100,000	Lakeside 370 Levee Dist. Spl. Tax	7.00	4/1/28	100,000
250,000	MO Dev. Fin. Brd. Rev. (Arnold-Rd Infrastructure)	5.00	11/1/27	250,013
500,000	St. Joseph Tax. Alloc. Rev. (Shoppes North Vlg.)	4.25	11/1/11	497,470
125,000	St. Louis Co. Indl. Rev. (Friendship Vlg. West)	5.38	9/1/21	125,514
150,000	St. Louis Co. Indl. Rev. (St. Andrews)	5.38	12/1/27	149,845
				1,874,949
Nevada (2.8%)
215,000	Clark Co. Impt. Dist. (128 Summerlin)	5.00	2/1/20	180,213
250,000	Clark Co. Poll. Ctr. Rev. Ref. (Nev. Pwr. Co.)	5.30	10/1/11	250,058
250,000	Las Vegas Paiute Tribe Rev.	6.63	11/1/17	220,523
250,000	Las Vegas Redev. Agy. Tax Allocation (6)	6.00	6/15/15	275,678
200,000	Mesquite Redev. Agy. Tax Allocation Rev.	6.00	6/1/15	202,852
250,000	Sparks Redev. Agy. Tax Increment Rev. (Area No. 2)	6.40	6/1/20	231,050
300,000	Sparks Tourism Impt. Dist. No. 1 Sr. Sales Tax.	6.50	6/15/20	304,137
				1,664,511
New Hampshire (0.3%)
600,000	Manchester Hsg. & Redev. Auth. Rev. (5)	6.91	1/1/27	167,058

New Jersey (0.9%)
100,000	NJ Educ. Facs. Rev. Ref. (Univ. Med. & Dentistry)	7.13	12/1/23	115,711
230,000	NJ Hlth. Care. Facs. Fin. Auth. Rev.	6.25	7/1/16	230,320
165,000	NJ Hlth. Care. Rev. (St. Josephs Hlth. Care Sys.)	5.75	7/1/15	171,107
				517,138
New Mexico (0.8%)
270,000	Farmington Poll. Ctr. Rev. Ref. (San Juan)	6.30	12/1/16	270,154
250,000	NM State Hosp. Equip. Rev. Ref. (Rehoboth)	5.00	8/15/17	223,030
				493,184
New York (0.9%)
100,000	Nassau Co. Indl. Rev. (Amsterdam at Harborside)	5.88	1/1/18	100,946
250,000	NY Dorm Auth. Rev. (Frances Schervier Home)	5.50	7/1/27	250,042
200,000	Seneca Nations Indians Cap. Impt. Auth.	5.00	12/1/23	167,036
				518,024
North Carolina (1.0%)
240,000	Buncome Co. Proj. (Woodfin Downtown Corridor)	6.75	8/1/24	220,802
250,000	NC Med. Care. Cmmn. Rev. (Arc Projects)	5.80	10/1/34	244,515
200,000	NC Med. Care Cmnty. Retirement Facs. (Brookwood)	5.25	1/1/32	151,370
				616,687

See accompanying notes to portfolios of investments on page 14.

11

Sit High Income Municipal Bond Fund (continued)
September 30, 2009

Portfolio of Investments (Unaudited)

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)(1)
North Dakota (0.5%)
20,877	City of Washburn (Bismarck State College Fdtn.)	5.01	4/1/32	21,117
250,000	Grand Forks Healthcare Sys. Rev. (Altru Health)	5.63	8/15/27	249,993
				271,110
Ohio (3.0%)
95,000	Buckeye OH Tob. Settlement Asset-Backed Sr. Rev.	5.13	6/1/24	89,701
250,000	Cleveland-Cuyahoga Co. Rev. (St. Clarence)	6.00	5/1/21	220,933
143,500	Cuyahoga Co. Hsg. Mtg. Rev. (R. H. Myers Apts.)	5.70	3/20/42	151,780
350,000	Erie Co. Hosp. Facs. Rev. (Firelands Regl. Med. Ctr.)	5.63	8/15/32	338,828
205,000	Hamilton Co. Healthcare Rev. Ref. (Life Enriching)	5.00	1/1/27	183,746
185,000	Marion Co. Hlth. Care. Rev. Ref (UTD Church Homes)	6.38	11/15/10	185,152
150,000	Ross Co. Hosp. Rev. Ref. (Adena Hlth. Sys.)	5.75	12/1/28	160,000
250,000	Toledo-Lucas Co. Spl. Assmt. Rev. (Crocker Park)	5.38	12/1/35	210,695
250,000	Toledo-Lucas Co. Spl. Assmt. Rev. (Town Square)	5.40	11/1/36	231,915
				1,772,750
Oklahoma (0.7%)
195,000	Atoka Co. Hlth. Care Rev. (Atoka Mem. Hosp)	5.88	10/1/18	183,877
100,000	Grady Co. Indl. Auth. Lease Rev.	6.00	11/1/29	90,792
100,000	Tulsa Indl. Auth. Rev. Ref. (Univ. of Tulsa)	6.00	10/1/27	111,014
				385,683
Oregon (2.1%)
400,000	Forest Grove Campus Impt. Rev. (Pacific Univ.)	6.00	5/1/30	410,312
250,000	Langston Econ. Dev. Rev. (Langston Univ./LDF)	5.00	5/1/35	202,463
200,000	Redmond Airport Rev.	5.50	6/1/24	200,578
140,000	Redmond Airport Rev.	5.75	6/1/27	142,166
300,000	Western Generation Agy. Rev. (Wauna Cogeneration)	5.00	1/1/21	275,448
				1,230,967
Pennsylvania (3.0%)
210,000	Allegheny Co. Higher Educ. Rev. (Thiel College)	5.38	11/15/19	188,051
75,000	Chester GTD Rev. (Host Community)	5.80	12/1/13	75,006
170,000	Crawford Co. Indl. Dev. Rev. (Allegheny College)	6.00	11/1/31	180,815
250,000	Lehigh Co. Gen. Purpose Rev. (St. Luke’s Hosp) (4)	1.61	8/15/42	157,438
100,000	Lancaster Co. Hosp. Auth. Rev. (Brethren Vlg.)	5.20	7/1/12	99,951
500,000	Luzerne Co. Notes G.O.	7.00	11/1/26	570,760
60,000	Montgomery Co. Indl. Dev. Auth. (Whitemarsh)	6.00	2/1/21	47,414
500,000	PA Turnpike Commn. Cap. Apprec. Sub. Rev. (5)	6.25	6/1/33	380,085
100,000	Quakertown Gen. Auth. Hlth. Rev. (Lifequest)	6.05	7/20/24	106,187
				1,805,707
Rhode Island (1.1%)
350,000	RI Hlth. & Educ. Bldg. Rev. (Johnson & Wales)	6.10	4/1/26	350,322
250,000	RI Hlth. & Educ. Bldg. Rev. Ref. (Univ. of RI)	6.50	9/15/28	281,420
				631,742
South Carolina (0.7%)
150,000	SC Educ. Facs. Auth. Rev. (Southern Wesleyan Univ.)	5.00	3/1/20	143,532
150,000	SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)	4.75	11/1/12	152,381
100,000	SC Jobs EDA Rev. Ref. & Impt. (Hampton Med.)	4.75	11/1/13	101,610
				397,523
Tennessee (0.3%)
200,000	Blount Co. Hlth. & Educ. Facs. (Asbury, Inc.)	5.13	4/1/23	165,142
Texas (7.5%)
300,000	Austin Convention Enterprises Rev. Ref.	6.00	1/1/10	300,414
150,000	Austin Convention Enterprises Rev. Ref.	5.25	1/1/24	137,238
65,000	Bexar Co. Hsg. Rev. Ref. (Nob Hill Apts.)	5.50	6/1/11	61,957
150,000	Bexar Co. Hsg. Corp. Rev. (Dymaxion & Marbach)	6.10	8/1/30	117,894
100,000	Bexar Co. Hsg. Fin. Corp. Rev. (American Oppty.)	5.80	1/1/31	84,105
100,000	Clifton Hgr. Educ. Rev. Ref. (Tejano Ctr. Cmnty.)	7.75	2/15/18	114,857
55,000	Harris Co. Hsg. Rev. Sr. Lien (Windsor Hsg. Fdn.)	6.30	6/1/25	55,260
152,413	Galveston Co. Muni. Util. Dist. No. 52	6.69	2/23/10	152,532
245,000	Lewisville Combination Contract Impt. Rev.	6.75	10/1/32	254,361
100,000	Kerrville Hlth. Facs. Rev. (Sid Peterson)	5.45	8/15/35	92,196
250,000	Midlothian Dev. Auth. Tax Alloc. Rev. Ref.	5.00	11/15/16	257,843
150,000	North TX Twy. Toll Rev. Ref. Second Tier	6.13	1/1/31	159,531
200,000	North TX Twy. Rev. Ref. First Tier	5.63	1/1/33	213,364
1,000,000	Northeast TX Wtr. Dist. Rev. (Southside Water) (5)	8.50	9/1/27	280,460
500,000	Port Corpus Christi Auth. Nueces Co. (Union Pacific)	5.65	12/1/22	509,620
100,000	Richardson Rev. Ref. & Impt. (Baylor/Richardson)	5.63	12/1/28	88,383

See accompanying notes to portfolios of investments on page 14.

12

Quantity ($)	Name of Issuer	Coupon Rate (%)	Maturity Date	Fair Value ($)(1)

195,000	Rio Grande Valley Hosp. Rev. (Valley Baptist)	6.40	8/1/12	195,431
50,000	Tarrant Co. Cultural Educ. Rev. (C.C. Young)	5.00	2/15/13	51,165
200,000	Tarrant Co. Cultural Educ. Rev. (Air Force Vlg.)	5.13	5/15/27	186,252
150,000	TX Pub. Fin. Auth. Rev. (Uplift Educ.)	5.35	12/1/17	146,404
400,000	TX Pub. Fin. Auth. Rev. (Idea Pub. School)	5.00	8/15/30	301,804
250,000	TX Pub. Fin. Auth. Charter Sch. Rev. (Kipp Inc. Educ.)	5.00	2/15/36	190,187
250,000	Travis Co. Hlth. Dev. Corp. (Querencia Barton Cr.)	5.10	11/15/15	250,090
250,000	Tyler Hlth. Facs. Dev. Corp. (Mother Frances)	5.00	7/1/33	214,875
				4,416,223
Utah (0.5%)
200,000	Provo Charter Sch. Rev. (Freedom Academy Fdn.)	5.50	6/15/37	157,424
200,000	UT Assoc. Muni. Pwr. Sys. Rev.	5.00	5/1/27	159,542
				316,966
Vermont (0.7%)
415,000	VT Educ. & Hlth. Bldgs. Fin. Rev. (VT Law School)	5.38	1/1/23	409,742

Virginia (1.2%)
235,000	Fairfax Co. EDA Rev. (Goodwin House)	5.00	10/1/22	225,029
250,000	Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.	6.00	7/1/25	274,965
100,000	VA Tobacco Settlement Fin. Corp. Senior Rev.	5.00	6/1/47	78,301
100,000	Washington Co. Indl. Dev. Rev. (Mtn. Sts. Hlth.)	7.25	7/1/19	120,978
				699,273
Virgin Islands (0.6%)
100,000	Virgin Islands Pub. Fin. Auth. Rev. Ref. Sr. Lien	5.50	10/1/18	100,558
250,000	Virgin Islands Pub. Fin. Auth Rev. (Diago)	6.75	10/1/37	266,875
				367,433
Washington (1.8%)
185,000	Kalispel Tribe Indians Priority Dist. Rev.	6.20	1/1/16	175,141
100,000	Quinault Indian Nation Rev. Ref. & Impt. (Beach)	5.80	12/1/15	86,946
500,000	WA St. Hlth. Care Rev. (Seattle Cancer Care)	7.13	3/1/29	560,250
150,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/17	140,554
100,000	WA St. Hsg. Fin. Commn. Rev. (Skyline First Hill)	5.25	1/1/13	98,809
				1,061,700
Wisconsin (2.5%)
110,000	Milwaukee Redev. Auth. Rev. (Academy of Learning)	5.50	8/1/22	92,697
100,000	WI Hlth. & Educ. Facs. Auth. (Beaver Dam Hosp.)	6.00	8/15/19	100,957
250,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.60	8/15/23	252,057
100,000	WI Hlth. & Educ Facs. Rev. Ref. (Three Pillars)	5.75	8/15/26	100,647
500,000	WI Hlth. & Educ Facs. Rev. (Sinai Samaritan Med. Ctr.)	5.88	8/15/26	500,075
100,000	WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)	6.50	8/15/24	100,005
100,000	WI Hlth. & Educ. Auth Rev. (Beaver Dam Hosp.)	6.75	8/15/34	100,318
250,000	WI Hlth. & Educ. Auth Rev. (St. Johns Cmntys.)	5.40	9/15/14	250,232
				1,496,988

Total municipal bonds (cost: $54,566,753)				54,558,366

Closed-End Mutual Funds (3.4%) (2)
40,000	BlackRock Long-Term Muni Advantage Trust (BTA)			413,200
5,000	BlackRock MuniHoldings FL. Insured Fund (MFL)			65,450
35,000	DWS Muni Income Trust (KFT)			407,400
10,000	DWS Strategic Muni Income Trust (KSM)			126,300
75,000	MFS High Income Muni trust (CXE)			377,250
20,000	Morgan Stanley Muni Income Opp. Trust (OIA)			127,000
10,000	PIMCO California Muni. Income Fund II (PCK)			98,300
10,000	Van Kampen Advantage Muni Income Trust II (VKI)			120,500
19,700	Van Kampen Trust Invsmt. Grade Muni Fund (VGM)			275,800

Total closed-end mutual funds (cost: $1,853,909)				2,011,200

Short-Term Securities (3.5%) (2)
2,098,735	Dreyfus Tax-Exempt Cash Management Fund, 0.17%			2,098,735

Total Short-Term Securities (cost: $2,098,735)

Total investments in securities (cost: $58,519,397) (3)				$58,668,301

13

Sit High Income Municipal Bond Fund
September 30, 2009
Notes to Portfolio of Investments

(1)	Securities are valued by procedures described in note 1 to the financial statements.

(2)	Percentage figures indicate percentage of total net assets.

(3)	At September 30, 2009, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

Cost for federal income tax purposes	$58,519,397

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$2,730,208
Gross unrealized depreciation	(2,581,304)

Net unrealized appreciation (depreciation)	$148,904

(4)	Interest rate varies based on a predetermined schedule or to reflect current market conditions; rate shown is effective rate on September 30, 2009.

(5)	Zero coupon securities; rate shown is effective rate on purchase date.

(6)	Municipal Lease Securities (“Restricted Securities”) held by the Fund which have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

(7)

These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at September 30, 2009, is $51,246, which represents 0.1% of the Fund’s net assets.

(8)	Presently non-income producing securities. Items identified are in default as to payment of interest.

See accompanying notes to financial statements on pages 18-20.

14

Sit High Income Municipal Bond Fund
September 30, 2009
Statement of Assets and Liabilities (Unaudited)

ASSETS
Investments in securities, at identified cost	$58,519,397

Investments in securities, at fair value - see accompanying schedules for detail	$58,668,301
Cash in bank on demand deposit	7,791
Accrued interest and dividends receivable	848,017
Receivable for investment securities sold	225,695
Other receivables	—
Receivable for Fund shares sold	—

Total assets	59,749,804

LIABILITIES
Disbursements in excess of cash balances	—
Payable for investment securities purchased	250,000
Payable for Fund shares redeemed	—
Cash portion of dividends payable to shareholders	231,377
Other payables	—
Accrued investment management and advisory fees	46,543

Total liabilities	527,920

Net assets applicable to outstanding capital stock	$59,221,884

Net assets consist of:
Capital (par value and paid-in surplus)	$60,226,739
Undistributed (distributions in excess of) net investment income	—
Accumulated net realized gain (loss) from security transactions	(1,153,759)
Unrealized appreciation (depreciation) on investments	148,904

$59,221,884

Outstanding shares	6,704,406

Net asset value per share of outstanding capital stock	$8.83

See accompanying notes to financial statements on pages 18-20

15

Sit High Income Municipal Bond Fund
Six Months Ended September 30, 2009

Statement of Operations (Unaudited)

Investment income:
Income:
Interest	$1,417,541
Total income	1,417,541

Expenses (note 3):
Investment management and advisory services fee	134,556
Regulatory expenses	19,778
Fund administration services	69,998
Custodian fees	1,731

Total expenses	226,063

Net investment income	1,191,478

Realized and unrealized gain (loss) on investments:

Net realized gain (loss)	(158,588)
Net change in unrealized appreciation (or depreciation) on investments	7,082,816

Net gain (loss) on investments	6,924,228

Net increase (decrease) in net assets resulting from operations	$8,115,706

See accompanying notes to financial statements on pages 18-20.

16

Sit High Income Municipal Bond Fund

Statement of Changes in Net Assets

	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Operations:
Net investment income	$1,191,478	$1,754,686
Net realized gain (loss) on investments	(158,588)	(945,923)
Net change in unrealized appreciation (depreciation) of investments	7,082,816	(5,417,228)

Net increase (decrease) in net assets resulting from operations	8,115,706	(4,608,465)

Distributions to shareholders from:
Net investment income	(1,191,478)	(1,754,686)
Net realized gains on investments	—	—

Total distributions	(1,191,478)	(1,754,686)

Capital share transactions:
Proceeds from shares sold	18,872,134	24,368,966
Reinvested distributions	943,622	1,190,199
Payments for shares redeemed	(1,220,402)	(10,270,584)

Increase (decrease) in net assets from capital transactions	18,595,354	15,288,581

Total increase (decrease) in net assets	25,519,582	8,925,430

Net assets
Beginning of period	33,702,302	24,776,872
End of period	$59,221,884	$33,702,302

Capital transactions in shares:
Sold	2,337,613	2,829,363
Reinvested distributions	117,493	145,012
Redeemed	(148,539)	(1,293,209)

Net increase (decrease)	2,306,567	1,681,166

See accompanying notes to financial statements on pages 18-20

17

Sit High Income Municipal Bond Fund
Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

The Sit High Income Municipal Bond Fund (the Fund) is a no-load fund, and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company, or series thereof. The Fund is a series fund of Sit Mutual Funds II, Inc. The Fund has 10 billion authorized shares of capital stock that have a par value of $0.001. The Fund’s objective is to seek high current income that is exempt from regular income tax.

Significant accounting policies followed by the Fund are summarized below:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Debt securities maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis.

Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

Fair Value Measurements

On April 1, 2008, the Fund adopted the provisions of Accounting Standards Codification (ASC) Topic 820: Fair Value Measurements which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. In April 2009, ASC 820 was amended to provide additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The Fund adopted these amendments effective June 30, 2009. Under ASC 820, various inputs are used in determining the value of the Fund’s investments, primarily inputs using the market approach. These inputs are summarized into three levels and described below:

•

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 - other significant observable inputs including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value on September 30, 2009:

Investments in securities*	Investment companies	Debt securities issued by states of the U.S. and political subdivisions of the states	Total

Level 1 - Quoted prices	$4,109,935	—	$4,109,935
Level 2 - Other significant observable inputs	—	$54,558,366	$54,558,366
Level 3 - Signfiicant unobservable inputs	—	—	—
Total	$4,109,935	$54,558,366	$58,668,301

* See the Fund’s Portfolio of Investments for geographical classification. At September 30, 2009, the Fund held no other financial instruments. Other financial instruments are defined as derivatives instruments not reflected in the Schedules of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. For the period ended September 30, 2009, the Fund held no assets in which significant unobservable inputs (Level 3) were used in determining fair value.

Line of Credit

The Sit Mutual Funds have a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus one hundred basis points (1.00%). The Fund had no borrowings outstanding during the period ended September 30, 2009.

Federal Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund has recorded in its financial statements the full benefit of its tax positions taken in connection with the RIC qualification and distribution requirements of the RIC. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Management has analyzed the Fund’s tax positions taken in federal tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise returns for the 2007 and 2008 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2009 were as follows:

	Ordinary Income	Long Term Capital Gain	Total
Year ended March 31, 2009	$1,754,686	—	$ 1,754,686
Year ended March 31, 2008	675,057	—	675,057

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$175,567
Accumulated Gain (Loss)	($995,171)
Unrealized Appreciation (Depreciation)	($6,933,912)

As of March 31, 2009, for federal income tax purposes, the Fund has a capital loss carryover of $995,171, which, if not offset by subsequent gains will begin to expire in 2016.

19

Sit High Income Municipal Bond Fund
Notes to Financial Statements (continued)

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Fund’s capital stock. Distributions from net investment income are declared daily and paid monthly for the Fund. Distributions from net realized gains, if any, will be made annually for the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)	Investment Security Transactions

The cost of purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended September 30, 2009, were as follows:

Purchases ($)	Proceeds ($)
19,169,532	2,892,202

(3)	Expenses

Investment Adviser

The Fund has entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Fund’s assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of 0.60%. The Fund is obligated to pay all of its other operating expenses (including, but not limited to, custody, regulatory, and fund administration fees).

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Fund as a whole owned 25,027 shares of the Fund as of September 30, 2009, which represented 0.4% of all shares outstanding.

(4)	Subsequent Events

In May 2009, the FASB issued ASC Topic 855: Subsequent Events (ASC 855) effective for interim and annual periods ending after June 15, 2009. ASC 855 provides additional guidance for determining when an entity should recognize or disclose events or transactions occurring after the balance sheet date. The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 10, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

20

Sit High Income Municipal Bond Fund
Financial Highlights

	Six months ended September 30, 2009 (Unaudited)	Year ended March 31, 2009	Year ended March 31, 2008	Three months ended March 31, 2007

Net Asset Value:
Beginning of period	$7.66	$9.12	$10.01	$10.00
Operations:
Net investment income (1)	.22	.44	.41	.08
Net realized and unrealized gains (losses) on investments	1.17	(1.46)	(.89)	.01
Total from operations	1.39	(1.02)	(.48)	.09
Distributions to Shareholders:
From net investment income	(.22)	(.44)	(.41)	(.08)
Net Asset Value:
End of period	$8.83	$7.66	$9.12	$10.01
Total investment return (2)	18.37%	(11.45%)	(4.89%)	0.90%
Net assets at end of period (000’s omitted)	$59,222	$33,702	$24,777	$9,480

Ratios (3):
Expenses (without waiver) (4)	1.00%	0.93%	1.14%	4.69%
Expenses (with waiver) (4)	n/a	0.85%	0.85%	0.85%
Net investment income (loss) (without waiver)	5.30%	5.18%	4.01%	(0.66%)
Net investment income (with waiver)	n/a	5.26%	4.30%	3.18%

Portfolio turnover rate (excluding short-term securities)	6.62%	29.27%	19.38%	0.00%

(1)	The net investment income per share is based on average shares outstanding for the period.

(2)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(3)

Percentages for the periods ended September 30, 2009 and March 31, 2007 are adjusted to an annual rate. The ratio information is calculated based on average daily net assets. Prior to March 31, 2009, total Fund expenses were limited to 0.85% of average daily net assets. During those periods, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.

(4)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

21

Sit High Income Municipal Bond Fund
Expense Example (Unaudited)

          As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 to September 30, 2009.

Actual Expenses

          The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

Sit High Income Muni Bond Fund	Beginning Account Value (4/1/09)	Ending Account Value (9/30/09)	Expenses Paid During Period* (4/1/09 - 9/30/09)
Actual	$1,000	$1,183.70	$5.44
Hypothetical (5% return before expenses)	$1,000	$1,020.00	$5.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

22

Sit High Income Municipal Bond Fund
Additional Information

PROXY VOTING

The Fund follows certain policies and procedures for voting proxies for securities held in the portfolio. A description of the Fund’s proxy voting polices and procedures is available without charge upon request by calling the Fund at 1-800-332-5580.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Fund’s Forms N-Q is also available without charge upon request by calling the Fund at 1-800-332-5580.

23

SEMI-ANNUAL REPORT - Sit High Income Municipal Bond Fund

Six Months Ended September 30, 2009

INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR
SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN
PFPC Trust Company
P.O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND DISBURSING AGENT
PNC Global Investment Servicing
P.O. Box 9763
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM KPMG LLP 90 South Seventh Street Suite 4200 Minneapolis, MN 55402 LEGAL COUNSEL Dorsey & Whitney LLP 50 South Sixth Street Suite 1500 Minneapolis, MN 55402

Item 2:  Code of Ethics. Not applicable to Semi-Annual Report.

Item 3:  Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4:  Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:  Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10:  Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:   Controls and Procedures -

(a)  Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits:

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date November 25, 2009

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date November 25, 2009

Item 2:  Code of Ethics. Not applicable to Semi-Annual Report.

Item 3:  Audit Committee Financial Expert. Not applicable to Semi-Annual Report.

Item 4:  Principal Accountant Fees and Services. Not applicable to Semi-Annual Report.

Item 5:  Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6:  Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8:  Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10:  Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:  Controls and Procedures -

(a)  Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits:

(a)  The following exhibits are attached to this Form N-CSR:

(2)  A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)  Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer
Date November 25, 2009

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman
Date November 25, 2009